The following items are hereby incorporated by reference:

Nations Fund Trust ("Nations")

From Post-Effective Amendment No. 49 of the Nations Registration Statement, filed July 31, 1997 (SEC File Nos. 2-97817; 811-4305):

         Prospectuses for the Primary A and Investor A Shares of the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short-Term Income Fund, Nations Strategic Fixed Income Fund and Nations Value Fund, dated August 1, 1997.

         Prospectuses for the Primary A, Investor A and Daily Shares of the Nations Tax Exempt Fund, dated August 1, 1997.

         Statement of Additional Information for the Primary A and Investor A Shares of the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short-Term Income Fund, Nations Strategic Fixed Income Fund and Nations Value Fund, dated August 1, 1997.

         Statement of Additional Information for the Primary A, Investor A and Daily Shares of the Nations Tax Exempt Fund, dated August 1, 1997.


Emerald Funds ("Emerald")

From Post-Effective Amendment No. 23 of the Emerald Registration Statement, filed January 30, 1998 (SEC File Nos. 33-20658; 811-5515):

         Prospectuses for the Institutional and Retail Shares of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

         Prospectuses for the Institutional, Retail and Service Shares of the Emerald Tax-Exempt Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

         Statement of Additional Information for the Institutional and Retail Shares of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

         Statement of Additional Information for the Institutional, Retail and Service Shares of the Emerald Tax-Exempt Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

                                 EMERALD FUNDS
                             Emerald Balanced Fund
                              Emerald Equity Fund
                           Emerald Equity Value Fund
                        Emerald Florida Tax-Exempt Fund
                           Emerald Managed Bond Fund
                     Emerald Short-Term Fixed Income Fund
                            Emerald Tax-Exempt Fund
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                                                 March 25, 1998

Dear Shareholder:

     On behalf of the Board of Trustees of Emerald Funds ("Emerald"), we are pleased to invite you to a special meeting of shareholders of the Emerald Funds named above (each an "Emerald Fund" and together, the "Emerald Funds") to be held at 10:00 a.m. Eastern time on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio (the "Meeting"). At the Meeting, you will be asked:

      (1) to ratify and approve an interim investment advisory agreement between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital") for the period from January 9, 1998 forward (an "Interim Advisory Agreement"), and, with respect to the Emerald Tax-Exempt Fund, to ratify and approve an interim investment sub-advisory agreement between Barnett Capital and Rodney Square Management Corporation ("Rodney Square") for the period from January 9, 1998 forward (the "Interim Sub-Advisory Agreement"); and

      (2) to consider a proposed reorganization of your Emerald Fund into a corresponding portfolio of Nations Fund Trust (each a "Nations Fund" and together the "Nations Funds"), including the reorganization of Emerald as a whole.

     Background. As you may recall, Barnett Banks, Inc. ("Barnett") recently merged into a wholly-owned subsidiary of NationsBank Corporation ("NationsBank"). As a result of the merger, Barnett Capital, the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank. This merger may have caused the Emerald Funds' then current investment advisory agreements with Barnett Capital and, with respect to the Emerald Tax-Exempt Fund, the then current investment sub-advisory agreement with Rodney Square, to terminate automatically. To avoid any potential disruption in the advisory and sub-advisory services provided to the Emerald Funds as a result of these potential automatic terminations, the Board of Trustees of Emerald approved two separate Interim Advisory Agreements with Barnett Capital, and an Interim Sub-Advisory Agreement with Rodney Square (relevant to Emerald Tax-Exempt Fund shareholders only). The terms and conditions of each Interim Advisory Agreement and the Interim Sub-Advisory Agreement (including fee rates) are identical to those of the prior investment advisory and sub-advisory agreements, except for the effective dates, termination dates and certain fee escrow provisions.

     At the upcoming Meeting, you also will be asked to approve a reorganization of your Emerald Fund into a corresponding Nations Fund. The Nations Funds are portfolios of an open-end investment company advised by NationsBanc Advisors, Inc., a subsidiary of NationsBank, N.A. If all approvals are obtained, the Emerald Funds will be reorganized into the corresponding Nations Funds in May 1998, when your Emerald Funds portfolio shares will be exchanged for shares of the corresponding Nations Funds portfolio of equal value.

     EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE AN INTERIM ADVISORY AGREEMENT, THE INTERIM SUB-ADVISORY AGREEMENT (WITH RESPECT TO EMERALD TAX-EXEMPT FUND SHAREHOLDERS ONLY) AND THE PROPOSED REORGANIZATION.

     Please note that Emerald shareholders who hold shares of Emerald funds other than those listed above will receive additional proxy materials under separate cover with respect to similar proposals affecting those funds. Each Emerald Fund shareholder is voting on a reorganization agreement that contemplates the reorganization of that shareholder's Fund into a corresponding Nations Fund, and also contemplates the reorganization of Emerald as a whole. Shareholders should fill out the proxy card(s) for each of the Emerald funds in which they hold shares in order to vote those shares.



EMPROXY-NFT

     In considering the proposed reorganization, you should note:


o Similar Objectives and Policies
  The Emerald Funds are proposed to be reorganized into Nations Funds portfolios with investment policies and objectives that are comparable to those of the corresponding Emerald Funds.


o Similar Access Arrangements
  Following the reorganization, you will enjoy access to Nations Funds through distribution, transaction and shareholder servicing arrangements that are substantially similar to the Emerald Funds' current arrangements.


o Same Value of Shares
  The total dollar value of the Nations Fund shares you receive in the reorganization will be the same as the total dollar value of the Emerald Fund shares that you held immediately before the reorganization. The reorganization will be tax-free under federal law, and no front-end or contingent deferred sales load will be charged in connection with the exchange of Emerald Fund shares for Nations Fund shares.


o Operating Expense Ratios
  The annual fund operating expense ratio (after voluntary waivers) for the corresponding Nations Fund classes after the reorganization is expected, in most, but not all cases, to be no higher than the annual fund operating expense ratio of your Emerald Fund class. However, in a few instances, with respect to certain classes of shares, the total operating expense ratios (after waivers) are expected to be higher after the reorganization. Please see the enclosed materials for further detail.

The proposed reorganization is expected to benefit Emerald Funds shareholders by:


o providing continuity of investment management services by affiliates of NationsBank, Barnett's successor;


o offering shareholders the opportunity to exchange their shares within a larger and more diverse family of more than 50 mutual fund portfolios; and


o providing opportunities for enhanced returns through combined investment portfolios.

     The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Emerald Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Emerald funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other fund(s).

     Whether or not you plan to attend the Special Meeting, you may vote by proxy in either of the following ways:

   1. Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope; or

   2. Mark, sign, date and fax the enclosed Proxy Ballot to ADP Proxy Services at (904) 519-8466.

     Please fax or mail your Proxy Ballot to us so that your vote will be counted.


     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (904) 519-8466.

     The interim advisory and sub-advisory arrangements with Barnett Capital and Rodney Square, the proposed reorganization and the reasons for the Emerald Board's unanimous recommendations are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about interim advisory and sub-advisory arrangements or the reorganization, please do not hesitate to call toll free at 1-888-422-2710.

     We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.


Sincerely,

MARSHALL M. CRISER
Chairman of the Board of Trustees

                                 EMERALD FUNDS
                             Emerald Balanced Fund
                              Emerald Equity Fund
                           Emerald Equity Value Fund
                        Emerald Florida Tax-Exempt Fund
                           Emerald Managed Bond Fund
                     Emerald Short-Term Fixed Income Fund
                            Emerald Tax-Exempt Fund
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                    --------------------------------------
                     NOTICE OF SPECIAL SHAREHOLDERS MEETING
                           To Be Held On May 4, 1998
                    --------------------------------------
To Emerald Funds Shareholders:

     NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and Emerald Tax-Exempt Fund (each an "Emerald Fund" and together, the "Emerald Funds"), each of which is a series of Emerald Funds ("Emerald"), will be held at the Emerald offices located at 3435 Stelzer Road, Columbus, Ohio, on May 4, 1998 at 10:00 a.m., Eastern time, for the purpose of considering and voting upon:

     ITEM 1. A proposal to ratify and approve interim investment advisory agreements between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital"), and, with respect to the Emerald Tax-Exempt Fund only, to ratify and approve an interim investment sub-advisory agreement between Barnett Capital and Rodney Square Management Corporation, for the period from January 9, 1998 forward.

     ITEM 2. A proposal to approve an Agreement and Plan of Reorganization that provides for the transfer of the assets and liabilities of each Emerald Fund to a corresponding fund of Nations Fund Trust in exchange for shares of designated classes of the corresponding Nations fund, and which also contemplates the reorganization of Emerald.

       ITEM 3. Such other business as may properly come before the Meeting or any adjournment(s).


     Item 1 and Item 2 are described in the attached Combined Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

     Shareholders of record as of the close of business on March 12, 1998 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

     SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE EMERALD BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFAX. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO EMERALD A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                                        By Order of the Trustees,
                                        JEFFREY A. DALKE
                                        Secretary

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                March 25, 1998


                                 EMERALD FUNDS
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                1-800-637-3759


                              NATIONS FUND TRUST
                       One NationsBank Plaza, 33rd Floor
                        Charlotte, North Carolina 28255
                                1-888-422-2710


     In connection with the solicitation of proxies by the Board of Trustees of Emerald Funds ("Emerald"), this combined proxy statement/prospectus ("Proxy/Prospectus") is furnished to shareholders of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and Emerald Tax-Exempt Fund (each an "Emerald Fund" and collectively, the "Emerald Funds"). The Board of Trustees has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on May 4, 1998 at Emerald's offices located at 3435 Stelzer Road, Columbus, Ohio. At the Meeting, shareholders will be asked:

     (1) to ratify and approve interim investment advisory agreements (the "Interim Advisory Agreements") between Emerald and Barnett Capital Advisors, Inc. ("Barnett Capital") for the period from January 9, 1998 forward, and, with respect to the Emerald Tax-Exempt Fund, to ratify and approve an interim investment sub-advisory agreement (the "Interim Sub-Advisory Agreement") between Barnett Capital and Rodney Square Management Corporation for the period from January 9, 1998 forward; and

     (2) to approve a proposed Agreement and Plan of Reorganization dated as of March 25, 1998 (the "Reorganization Agreement") by and between Emerald and Nations Fund Trust ("Nations"), which also contemplates the reorganization of Emerald into the Nations Funds Family (as defined below).

     Copies of the Interim Advisory Agreements and Interim Sub-Advisory Agreement, sometimes collectively referred to as the "Interim Agreements," are attached as Appendix I. The Reorganization Agreement is attached as Appendix II.

     Emerald and Nations are both registered open-end management investment companies (mutual funds). Emerald and the Nations Funds Family offer money market, bond, equity and international equity investment portfolios. The Reorganization Agreement provides for the transfer of Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding investment portfolio of Nations (each a "Nations Fund" and collectively the "Nations Funds") in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund having equal value (the "Reorganization").

     In addition to offering shares in the Nations Funds and Emerald Funds, Nations and Emerald each also offer shares in other series not part of this Proxy/Prospectus. Emerald shareholders of those series are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of two other registered investment companies -- Nations Fund, Inc. and Nations Institutional Reserves (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved and the reorganization contemplated therein are consummated, Emerald will have transferred all of its assets and liabilities and will deregister as a registered investment company.

     As a result of the Reorganization, shareholders of the Emerald Funds will become shareholders of the Nations Funds. Table I below shows each class of each Emerald Fund and the designated class of each corresponding Nations Fund:


                                    TABLE I

Emerald Fund/Share Class                       Corresponding Nations Fund/Share Class
--------------------------------------------- ---------------------------------------
       Emerald Balanced Fund                  Nations Balanced Assets Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Equity Fund                    Nations Disciplined Equity Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Equity Value Fund              Nations Value Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Florida Tax-Exempt Fund        Nations Florida Municipal Bond Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Managed Bond Fund              Nations Strategic Fixed Income Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Short-Term Fixed Income Fund   Nations Short-Term Income Fund
        Retail Shares                           Investor A Shares
        Institutional Shares                    Primary A Shares

       Emerald Tax-Exempt Fund                Nations Tax Exempt Fund
        Retail Shares                           Daily Shares
        Institutional Shares                    Primary A Shares
        Service Shares                          Investor A Shares

     This Proxy/Prospectus sets forth concisely the information that an Emerald Fund shareholder should know before voting, and should be retained for future reference. It is both Emerald's proxy statement for the Meeting and also a prospectus for the Nations Funds. Shareholders of the Emerald Equity Fund particularly should see "Summary -- Special Considerations Relating to the Emerald Equity Fund."
     Additional information is set forth in the statement of additional information relating to this Proxy/Prospectus which is incorporated herein by reference, and in the prospectuses dated April 1, 1997, as supplemented and redated March 25, 1998, for the Emerald Funds. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Emerald or Nations at the respective telephone numbers or addresses stated on the cover page of this Proxy/Prospectus. The information contained in the Nations Funds prospectuses, dated August 1, 1997 and in the prospectuses for the Emerald Funds is incorporated by reference into this Proxy/Prospectus. In addition, a copy of the current prospectus for the designated share class of the corresponding Nations Fund accompanies this Proxy/ Prospectus. The Annual Report for the year ended March 31, 1997 and the Semi-Annual Report for the period ended September 30, 1997 for the Nations Funds are available at no charge by calling or writing Nations at the toll-free telephone number or address stated on the cover of this Proxy/Prospectus.
     The following summarizes the proposals to be voted on by Emerald Fund shareholders at the Meeting:

                           Proposal                                           Shareholders Solicited
------------------------------------------------------------- ------------------------------------------------------
  1. To ratify and approve Interim Advisory Agreements        Shareholders of each Emerald Fund voting separately
  and, with respect to the Emerald Tax-Exempt Fund only,      on the Interim Advisory Agreements that applies to
  an Interim Sub-Advisory Agreement, for the period from      that Fund, and shareholders of the Emerald
  January 9, 1998 forward.                                    Tax-Exempt Fund voting separately on the Interim
                                                              Sub-Advisory Agreement.
  2. To approve a Reorganization Agreement, which             Each Emerald Fund voting separately on the
  provides for the transfer of the Fund Assets and            Reorganization Agreement and, with respect to the
  Liabilities of the Emerald Funds to corresponding Nations   reorganization of Emerald, shareholders of all series
  Funds in exchange for Shares of designated classes of the   of Emerald voting in the aggregate.
  corresponding Nations Funds, and which also
  contemplates for the reorganization of Emerald into the
  Nations Funds Family.

     This Proxy/Prospectus is expected to be first sent to shareholders on or about March 30, 1998.

     THE SECURITIES OF THE NATIONS FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EMERALD, NATIONS OR THEIR RESPECTIVE DISTRIBUTORS.

     EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     SHARES OF EMERALD AND NATIONS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, NATIONSBANK, N.A. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE EMERALD FUNDS IS EMERALD ASSET MANAGEMENT, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                               TABLE OF CONTENTS


FEE TABLES ............................................................................   6
SUMMARY ...............................................................................   6
  PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS ....................................   6
   Interim Agreements .................................................................   6
   Emerald Board Consideration ........................................................   7
  PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT ..............................   7
   Proposed Reorganization ............................................................   7
   Overview of Emerald and Nations ....................................................   7
   Special Considerations Relating to the Emerald Equity Fund .........................   8
   Federal Income Tax Consequences ....................................................   8
   Nations and Emerald Board Consideration ............................................   9
   Principal Risk Factors .............................................................   9
   Voting Information .................................................................  10
   Management Discussion and Analysis .................................................  10
INFORMATION RELATING TO PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS ..............  10
   The Merger of Barnett Banks, Inc. into NB Holdings Corporation .....................  10
   The Interim Advisory Agreements and Interim Sub-Advisory Agreement .................  11
   Information Regarding Barnett Capital and Rodney Square ............................  12
   Payments to Barnett Capital or Rodney Square Affiliates ............................  14
   Affiliated Broker Commissions ......................................................  14
   Approval of Emerald's Board of Trustees ............................................  14
INFORMATION RELATING TO PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT ........  15
   Description of the Reorganization Agreement ........................................  15
   Emerald Board Consideration ........................................................  16
   Capitalization .....................................................................  17
   Federal Income Tax Considerations ..................................................  19
   Other Information ..................................................................  20
COMPARISON OF EMERALD AND NATIONS .....................................................  20
   Investment Objectives and Policies .................................................  20
   Investment Adviser and Other Service Providers .....................................  20
   Emerald Funds' Advisory and Sub-Advisory Agreements ................................  21
   Nations Funds' Advisory Agreements .................................................  21
   Other Service Providers for the Emerald Funds and Nations Funds ....................  23
   Share Structure ....................................................................  24
   Distribution Plan and Shareholder Servicing Arrangements for the Emerald Funds .....  25
   Distribution Plan and Shareholder Servicing Arrangements for the Nations Funds .....  25
   Administration Agreements ..........................................................  26
   Shareholder Transactions and Services ..............................................  26
INFORMATION RELATING TO VOTING MATTERS ................................................  27
   General Information ................................................................  27
   Shareholder and Board Approvals ....................................................  27
   Quorum .............................................................................  36
   Annual Meetings and Shareholder Meetings ...........................................  37
ADDITIONAL INFORMATION ABOUT NATIONS ..................................................  37
ADDITIONAL INFORMATION ABOUT EMERALD ..................................................  37
FINANCIAL STATEMENTS ..................................................................  37
OTHER BUSINESS ........................................................................  38
SHAREHOLDER INQUIRIES .................................................................  38

APPENDICES   I     INTERIM INVESTMENT ADVISORY AGREEMENTS AND INTERIM SUB-ADVISORY
                   AGREEMENT
             II    AGREEMENT AND PLAN OF REORGANIZATION
             III   EXPENSE SUMMARIES OF EMERALD FUNDS AND THE CORRESPONDING
                   NATIONS FUNDS
             IV    INVESTMENT OBJECTIVES, LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT
                   POLICIES OF THE NATIONS FUNDS AND THE
                   CORRESPONDING EMERALD FUNDS
             V     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE NATIONS FUNDS AND THE
                   CORRESPONDING EMERALD FUNDS
             VI    MANAGEMENT'S DISCUSSION AND ANALYSIS OF THE NATIONS FUNDS

                                  FEE TABLES

     Retail Class shareholders of all seven Emerald Funds, along with Institutional Class shareholders of the Emerald Short-Term Fixed Income Fund and Institutional and Service Class shareholders of the Emerald Tax-Exempt Fund, are projected to experience lower annualized per share total operating expense ratios after the Reorganization. Institutional Class shares of the other Emerald Funds are projected to experience higher annualized per share total operating expense ratios after the Reorganization. Such projections take into account voluntary fee waivers and/or expense reimbursements, both of which may be terminated at any time. For detailed information regarding pro forma expense information, see both Table III and Appendix III to this Proxy/Prospectus.


                                    SUMMARY

     The following is a summary of certain information relating to the Interim Agreements and the proposed Reorganization, and is qualified by reference to the more complete information contained elsewhere in this Proxy/Prospectus, the prospectuses and statements of additional information of Emerald and Nations, and the Appendices attached hereto.


PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS

     Interim Agreements. On January 9, 1998, Barnett Banks, Inc. merged with and into NB Holdings Corporation, a subsidiary of NationsBank Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, Barnett Capital Advisors, Inc. ("Barnett Capital"), the investment adviser to the Emerald Funds, became an indirect wholly-owned subsidiary of NationsBank Corporation. As of January 9, 1998, Barnett Capital served as the Emerald Funds' investment adviser pursuant to two separate investment advisory agreements between Barnett Capital and Emerald, and Rodney Square Management Corporation ("Rodney Square"), a wholly-owned subsidiary of Wilmington Trust Company, served as the investment sub-adviser to the Emerald Tax-Exempt Fund pursuant to an investment sub-advisory agreement between Barnett Capital and Rodney Square. Barnett Capital, Rodney Square and Emerald considered the effect that the Holding Company Merger would have on Emerald, and the possibility that under Emerald and Barnett Capital's investment advisory agreements with Emerald and, with respect to the Emerald Tax-Exempt Fund, Rodney Square's investment sub-advisory agreement with Barnett Capital, with respect to the Emerald Tax-Exempt Fund, and under the Investment Company Act of 1940, as amended (the "1940 Act"), the Holding Company Merger might result in the automatic and immediate termination of the investment advisory agreements and investment sub-advisory agreement. See "Information Relating to Proposal 1 -- Approval of the Interim Agreements."

     To ensure that these potential automatic terminations would not disrupt the investment advisory and sub-advisory services provided to the Emerald Funds, Emerald, Barnett Capital and Rodney Square obtained an exemptive order from the SEC (the "Order") permitting Barnett Capital to continue to act as investment adviser to the Emerald Funds, and Rodney Square to continue to act as investment sub-adviser to the Emerald Tax-Exempt Fund, under the Interim Agreements. In accordance with the Order, the Interim Agreements are subject to ratification and approval by the shareholders of the Emerald Funds, at a meeting to be held within 120 days of January 9, 1998 (the "Interim Period"), or no later than May 9, 1998.

     The Trustees of Emerald propose that the shareholders of each Emerald Fund ratify and approve an Interim Advisory Agreement, and that shareholders of the Emerald Tax-Exempt Fund ratify and approve the Interim Sub-Advisory Agreement. The advisory and sub-advisory fee rates payable under the Interim Agreements are identical to those under the corresponding former agreements. Pending ratification and approval of the Interim Agreements, all fees payable to Barnett Capital and Rodney Square are being held in escrow. The fees escrowed for a particular Emerald Fund will be received by Barnett Capital and Rodney Square only if the Interim Advisory Agreement for the relevant Fund and Interim Sub-Advisory Agreement, (for the Emerald Tax-Exempt Fund) are ratified and approved by the Fund's shareholders. See "Information Relating to Proposal 1 -- Approval of the Interim Agreements -- Approval of Emerald's Board of Trustees."


     If the Interim Agreements are ratified and approved by an Emerald Fund's shareholders and the Reorganization of that Fund is approved and consummated, the Interim Agreements will remain in effect through the consummation of the Reorganization (as defined below). If the Interim Agreements are ratified and approved by an Emerald Fund's shareholders and the Reorganization is not approved or consummated, the Interim Agreements will remain in effect until November 30, 1998, and thereafter, for so long as the Board of Trustees of Emerald continues to renew and approve such agreements at least annually. If an Interim Agreement for an Emerald Fund is not ratified and approved by that Emerald Fund's shareholders, the fees held in escrow with respect to that Emerald Fund will be returned to the Fund, and Emerald's Board of Trustees will consider what actions should be taken with respect to management of the assets of that Fund until new investment advisory arrangements are approved by the Fund's shareholders.

     Emerald Board Consideration. A meeting of the Board of Trustees of Emerald was held on November 13-14, 1997, at which time the Holding Company Merger and its implications for the Emerald Funds were discussed. The Board met again on December 8, 1997, and, after a full evaluation unanimously approved the Interim Agreements. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE EMERALD FUNDS APPROVE THE INTERIM ADVISORY AGREEMENTS AND THAT SHAREHOLDERS OF THE EMERALD TAX-EXEMPT FUND APPROVE THE INTERIM SUB-ADVISORY AGREEMENT.

     At the December 8, 1997 meeting, the Board determined that payment of the advisory fees to be earned during the Interim Period by Barnett Capital under the Interim Advisory Agreements and by Rodney Square under the Interim Sub-Advisory Agreement would be fair, based on the fact that (1) the fees that are payable under these Interim Agreements, and the services to be provided therefor, would be unchanged from the fees payable under the former investment advisory agreements and investment sub-advisory agreement, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital and Rodney Square in view of the substantial services to be provided by Barnett Capital to the Emerald Funds, and by Rodney Square to the Emerald Tax-Exempt Fund, and the expenses incurred in connection with such provision of services, under the Interim Agreements.


PROPOSAL 2 -- APPROVAL OF THE REORGANIZATION AGREEMENT

     Proposed Reorganization. The Reorganization Agreement provides for: (1) the transfer of all of the Fund Assets and Liabilities of each Emerald Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund; and (2) the distribution of Nations Fund Shares to the shareholders of the Emerald Funds in liquidation of the Emerald Funds. The Reorganization is subject to a number of conditions with respect to each Emerald Fund, including Emerald Fund shareholder approval. As noted above, the Reorganization Agreement also contemplates the reorganization of Emerald into the Nations Funds Family, so a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Emerald into the Nations Funds Family. Following the Reorganization, Emerald will wind up its affairs and deregister as an investment company under the 1940 Act. It is possible that a majority of an Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Emerald series voting does not approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate.

     As a result of the proposed Reorganization, an Emerald Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Closing (as defined in the Reorganization Agreement), Shares of the designated classes of the corresponding Nations Fund having a total dollar value equal to the total dollar value of the shares of the Emerald Fund that the shareholder held immediately before the Closing. The exchange of each Emerald Fund's Fund Assets and Liabilities is expected to occur in May 1998, or such later date as may be determined pursuant to the Reorganization Agreement.

     Overview of Emerald and Nations. The investment objectives, policies and restrictions of the Emerald Funds are, in general, comparable to those of their corresponding Nations Fund. There are, however, differences. For example, the Emerald Equity Fund invests in securities based upon fundamental evaluations, while the corresponding Nations Disciplined Equity Fund uses a quantitative analysis. The Emerald Balanced Fund may invest up to 15% of its total assets in convertible securities rated below investment grade, while the corresponding Nations Balanced Assets Fund invests in obligations rated investment grade. Additionally, the average weighted maturity of the Emerald Short-Term Fixed Income Fund will not exceed three years, while the average weighted maturity of the corresponding Nations Short-Term Income Fund will not exceed five years. For additional information, see "Summary -- Special Considerations Relating to the Emerald Equity Fund;" "Comparison of Emerald and Nations -- Investment Objectives and Policies," and Appendix IV to this Proxy/ Prospectus.

     NationsBanc Advisors, Inc. ("NBAI") currently serves as the investment adviser to the Nations Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") currently serves as investment sub-adviser to the Nations Funds. The Emerald Funds and Nations Funds have a different administrator, distributor, transfer agent, independent auditor and different trustees. See "Comparison of Emerald and Nations -- Investment Adviser and Other Service Providers."

     Table III, under "Comparison of Emerald and Nations -- Investment Adviser and Other Service Providers," shows the current annualized per share total operating expense ratio for each class of each Emerald Fund along with the pro forma total operating expense ratios that could be expected for each designated class of shares of the corresponding Nations Fund after the Reorganization. Appendix III to this Proxy/Prospectus provides additional information about the fees and expenses for each of the Emerald Funds and corresponding Nations Funds. As shown in Table III and Appendix III, Institutional class shareholders of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund and Emerald Managed Bond Fund will experience an increase in total operating expense ratios (after voluntary waivers) as a result of the Reorganization. As shown in Appendix III, shareholders of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Managed Bond Fund and Emerald Tax-Exempt Fund will experience an increase in investment advisory fees (after voluntary waivers), although total expense ratios except as noted are not expected to increase.

     Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short-Term Income Fund, Nations Strategic Fixed Income Fund and Nations Value Fund will each issue two classes of Shares in the Reorganization: Investor A Shares and Primary A Shares. Nations Tax Exempt Fund will issue three classes of Shares in the Reorganization: Daily Shares, Investor A Shares and Primary A Shares. See "Comparison of Emerald and Nations -- Share Structure."

     The purchase, redemption, dividend and other policies and procedures of the Emerald Funds and the Nations Funds are generally similar. See "Comparison of Emerald and Nations -- Shareholder Transactions and Services" and Appendix V to this Proxy/Prospectus. Similarly, the Nations Funds share classes being issued in the Reorganization and the Emerald Funds' share classes are sold at net asset value per share, with no front-end or contingent deferred sales load. In addition, no front-end or contingent deferred sales loads will be imposed on any of the shareholders of the Emerald Funds in connection with the Reorganization.

     Special Considerations Relating to the Emerald Equity Fund. Although the investment objectives and policies of the Emerald Equity Fund and the Nations Disciplined Equity Fund are comparable, there are some differences in the stock selection process used by each Fund. In particular, the Nations Disciplined Equity Fund places a greater emphasis on quantitative analysis of potential portfolio securities than does the Emerald Equity Fund. Partly as a result of these differences, NBAI and TradeStreet, as investment adviser and investment sub-adviser, respectively, to the Nations Disciplined Equity Fund, believe that it is appropriate to sell many of the securities currently held by the Emerald Equity Fund (up to one-half of its portfolio), and reinvest the proceeds in securities that meet applicable quantitative standards, prior to the Reorganization. NBAI and TradeStreet believe that repositioning the portfolio in this manner will cause the two Funds to be in closer alignment when the Reorganization occurs.

     The sale of these securities is expected to result in the realization of capital gains, which will be distributed to the Emerald Equity Fund's shareholders before the Closing. The amount of these capital gains, which will be taxable to the persons who hold Fund shares on the distribution record date (with the exception of those investors who hold shares through tax-deferred accounts), will depend, in part, on the price at which the securities are sold and cannot be determined in advance. However, based on market valuations as of the date of this Proxy/Prospectus, the amount of taxable capital gains distributions are expected to be approximately 11% of the Funds' total assets. The actual percentage of Fund assets distributed prior to Closing may be more or less than 11% depending upon various factors, including the level of redemptions prior to the Closing. In this regard, NBAI advised the Board that some repositioning would have occured as a result of the change in control of Barnett Capital, even in the absence of the proposed Reorganization.

     The Emerald Board of Trustees, in approving the proposal to reorganize the Emerald Equity Fund into the Nations Disciplined Equity Fund, considered various aspects of such Reorganization, including the likelihood that Emerald Equity Fund shareholders will experience a significant taxable gain distribution as a result of portfolio security sales. The Emerald Board of Trustees also considered the viability of various alternatives for the Fund. After consideration of these and other matters discussed further below, the Board approved the reorganization of the Emerald Equity Fund into Nations Disciplined Equity Fund as described herein. Shareholders should consult their tax advisors regarding the effect this expected distribution will have in light of their individual circumstances. See "Information Relating to Proposal 2 -- Approval of the Reorganization Agreement -- Emerald Board Consideration."

     Federal Income Tax Consequences. The Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Emerald Funds, the Nations Funds or their respective shareholders. Each Emerald Fund may sell securities by the Emerald Funds prior to the Closing, which either in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing. See "Information Relating to Proposal 2 -- Approval of the Reorganization Agreement -- Federal Income Tax Considerations" for additional information.

     Nations and Emerald Board Consideration. In considering the Reorganization Agreement, the Board of Nations, including the non-interested Trustees thereof, were advised by legal counsel, as well as by separate legal counsel, as to their fiduciary duties under the 1940 Act and the required determinations that the Board should make under the 1940 Act in connection with the Reorganization. After considering the relevant factors, the Nations Board, on behalf of the Nations Funds, including a majority of the non-interested Trustees, found that participation in the Reorganization, as contemplated by the Reorganization Agreement, is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

     In reviewing the proposed Reorganization, the Board of Emerald considered the potential impact of the Reorganization on its shareholders, including: (1) the terms and conditions of the Reorganization Agreement, including provisions intended to avoid the dilution of shareholder interests; (2) the capabilities, practices and resources of the organizations that provide investment advisory and certain other services to the Nations Funds, and the terms on which these services are provided; (3) the shareholder services provided to Emerald shareholders, compared with the shareholder services provided to Nations shareholders; (4) the investment objectives, policies and limitations of the Emerald Funds and the Nations Funds; (5) the historical investment performance of the Emerald Funds and the Nations Funds; (6) the historical and projected operating expenses of the Emerald Funds and the Nations Funds; and (7) the anticipated tax consequences of the Reorganization. See "Information Relating to Proposal 2 -- Approval of the Proposed Reorganization -- Emerald Board Consideration."

     Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Emerald, including all of the non-interested members of the Board, have determined that the proposed Reorganization is in the best interests of the shareholders of each class of each Emerald Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EACH EMERALD FUND'S SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

     Principal Risk Factors. Because of the comparability of the investment objectives, policies and restrictions of the Emerald Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are comparable to those of the corresponding Emerald Fund. These investment risks, in general, are those typically associated with investing in a portfolio of common stocks in the case of the Emerald and Nations equity funds, a portfolio of fixed-income securities in the case of the Emerald and Nations fixed-income funds, a portfolio of municipal obligations in the case of the Emerald and Nations municipal bond funds, and a portfolio of high quality, short-term money market instruments in the case of the Emerald and Nations money market funds.

     The risks associated with the Nations Disciplined Equity Fund (and its corresponding Emerald Equity Fund) and Nations Value Fund (and its corresponding Emerald Equity Value Fund) are those associated with investments in common stocks and other equity securities, which are generally stock market risks. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Proxy/Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

     An investment in the Nations Strategic Fixed Income Fund (and its corresponding Emerald Managed Bond Fund) and Nations Short-Term Income Fund (and its corresponding Emerald Short-Term Fixed Income Fund) involves risks typically associated with investing in a portfolio of fixed-income securities, which is the risk that the value of that security will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. For example, because the maximum average weighted maturity of the Emerald Short-Term Fixed Income Fund is less than that of the Nations Short-Term Income Fund, the share price of the Nations Fund may fluctuate more in response to interest rate changes than that of the Emerald Fund.

     An investment in the Nations Florida Municipal Bond Fund (and its corresponding Emerald Florida Tax-Exempt Fund) involves risks associated with investing in a non-diversified portfolio of securities. Because each Fund invests primarily in securities issued by entities located in Florida, such Funds are more susceptible to changes in value due to political or economic changes affecting Florida or its authorities, agencies and political subdivisions.

     An investment in the Nations Tax Exempt Fund (and its corresponding Emerald Tax-Exempt Fund) involves risks typically associated with investing in a portfolio of high quality, short-term money market instruments. In addition, these money market funds attempt to maintain a stable net asset value of $1.00, although there is no assurance that they will be able to do so.

     An investment in the Nations Balanced Assets Fund (and its corresponding Emerald Balanced Fund) involves risks typically associated with both a fixed-income fund and an equity fund. The respective investment advisers typically will allocate these Funds' assets among equities, fixed income securities and cash equivalents, although a Fund's investment returns may be strongly influenced by the investment adviser's outlook for future returns on each asset class. Although the investment adviser for each Fund will attempt to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to fixed income securities or cash equivalents, there can be no assurance that the investment adviser will maximize returns.

     Voting Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Emerald's Board of Trustees at the Meeting. Only shareholders of record at the close of business on March 12, 1998 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Emerald a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

     Management Discussion and Analysis. A discussion of NBAI's management of the Nations Funds (except Nations Tax-Exempt Fund) and an analysis of their performance can be found at Appendix VI to this Proxy/Prospectus.


   INFORMATION RELATING TO PROPOSAL 1 -- APPROVAL OF THE INTERIM AGREEMENTS

     The Merger of Barnett Banks, Inc. into NB Holdings Corporation. On January 9, 1998, Barnett Banks, Inc. merged into NB Holdings Corporation, a wholly-owned subsidiary of NationsBank Corporation. As a result of this Holding Company Merger, Barnett Capital became a wholly-owned subsidiary of NationsBank Corporation. Barnett Capital and Emerald considered the effect that the Holding Company Merger would have on Emerald, and the possibility that under the terms of the Emerald Funds' investment advisory agreements and the Emerald Tax-Exempt Fund's investment sub-advisory agreement, and under the 1940 Act, the Holding Company Merger might result in the automatic and immediate termination of those agreements.

     Prior to the Holding Company Merger, Barnett Capital served as investment adviser to the Emerald Funds pursuant to two separate investment advisory agreements. The investment advisory agreement with respect to the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund was dated June 28, 1991 (as subsequently amended), was approved by the shareholders of each of the Emerald Equity Fund and Emerald Florida Tax-Exempt Fund on October 16, 1992 for the purpose of complying with certain conditions imposed by the 1940 Act as well as by the SEC at that time in connection with the registration of such Funds under the federal securities laws, by the sole shareholder of each of the Emerald Balanced Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund on April 6, 1994 prior to each such Fund's initial public offering, and by the shareholders of the Emerald Equity Value Fund on August 19, 1996 prior to that Fund's initial public offering, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Barnett Capital was entitled to receive advisory fees at the annual rates of 0.60% of the average net assets of the Emerald Balanced Fund, 0.60% of the average net assets of the Emerald Equity Fund, 0.60% of the average net assets of the Emerald Equity Value Fund, 0.40% of the average net assets of the Emerald Florida Tax-Exempt Fund, 0.40% of the average net assets of the Emerald Managed Bond Fund and 0.40% of the average net assets of the Emerald Short-Term Fixed Income Fund. For the fiscal year ended November 30, 1997, Barnett Capital received advisory fees (after waivers) at the effective annual rates of 0.60%, 0.60%, 0.55%, 0.40%, 0.40%, and 0.40% of the average net assets of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund, respectively, representing $560,612 with respect to the Emerald Balanced Fund, $1,598,533 with respect to the Emerald Equity Fund, $61,495 with respect to the Emerald Equity Value Fund, $464,431 with respect to the Emerald Florida Tax-Exempt Fund, $347,005 with respect to the Emerald Managed Bond Fund and $299,547 with respect to the Emerald Short-Term Fixed Income Fund.

     The investment advisory agreement with respect to the Emerald Tax-Exempt Fund was dated April 22, 1992, was last approved by shareholders of the Fund on April 21, 1992 for the purpose of revising the Agreement to permit entities other than the Fund's sub-adviser at such time (which had determined to resign as sub-adviser) to serve as sub-adviser to the Fund, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Barnett Capital was entitled to receive advisory fees at the annual rate of 0.25% of the Fund's average net assets. The advisory fees payable to Barnett Capital are not subject to reduction as the assets of the Emerald Tax-Exempt Fund increase. However, Barnett Capital has voluntarily agreed, until further notice to Emerald, to waive all fees payable to it with respect to the Tax-Exempt Fund in excess of the sub-advisory fees payable by Barnett Capital as described below. For the fiscal year ended November 30, 1997, Barnett Capital received advisory fees (after waivers) at the effective annual rate of 0.15% of the average net assets of the Tax-Exempt Fund, representing $262,233. All of the fees received by Barnett Capital were paid to Rodney Square pursuant to the fee arrangements described above.

     The investment sub-advisory agreement with respect to the Emerald Tax-Exempt Fund was dated April 22, 1992, was approved by shareholders of the Fund on April 21, 1992 for the purpose of approving Rodney Square as the Fund's new sub-adviser, and was last approved by the Emerald Board of Trustees on November 13, 1997. Under the agreement, Rodney Square was entitled to receive sub-advisory fees from Barnett Capital at the annual rate of 0.15% of the Tax-Exempt Fund's average net assets. For the fiscal year ended November 30, 1997, Rodney Square received sub-advisory fees (after waivers) at the effective annual rate of 0.15% of the Tax-Exempt Fund's average net assets, representing $262,233.

     To ensure that the Holding Company Merger would not disrupt the investment advisory and sub-advisory services provided to the Emerald Funds, Emerald, Barnett Capital and Rodney Square obtained an exemptive Order from the SEC permitting Barnett Capital and Rodney Square to continue to act as investment adviser and sub-adviser, respectively, through the Interim Period, but prior to obtaining the approval of the Interim Advisory Agreements by the shareholders of the Emerald Funds and approval of the Interim Sub-Advisory Agreement by the shareholders of the Emerald Tax-Exempt Fund. The Order also permits Barnett Capital and Rodney Square to receive fees for the Interim Period from each Emerald Fund, subject to approval by the Emerald Fund shareholders entitled to vote at a meeting to be held during the Interim Period. In applying for the Order, Barnett Capital agreed to take steps to ensure that the scope and quality of the investment advisory services will be the same during the Interim Period as previously provided to the Emerald Funds.

     The Interim Advisory Agreements and Interim Sub-Advisory Agreement. The terms and conditions of the Interim Advisory Agreements and Interim Sub-Advisory Agreement (including fee ratio) are the same as those of the prior investment advisory agreements between Emerald and Barnett Capital and investment sub-advisory agreement between Barnett Capital and Rodney Square, respectively, except for provisions relating to (1) the effective date (January 9, 1998), (2) the termination date (May 9, 1998 of the particular Agreement is not approved by shareholders or November 30, 1998 if the agreement is approved by shareholders) and (3) certain escrow provisions, that are described above.

     Under the Interim Advisory Agreements, Barnett is responsible for providing a continuous investment program for each Emerald Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds, and is responsible for determining what securities and other investments will be purchased, retained or sold by each Fund and for maintaining all books and records with respect to each Fund's securities transactions.

     With respect to the Emerald Tax-Exempt Fund, some of Barnett Capital's responsibilities under the Interim Advisory Agreement pertaining to that Fund are performed by a sub-adviser. Subject to the oversight and supervision of Barnett Capital and the Emerald Board of Trustees, Rodney Square provides a continuous investment program for the Tax-Exempt Fund, including investment management and research with respect to all securities, investments, cash and cash equivalents. Rodney Square provides sub-advisory services to the Emerald Tax-Exempt Fund in accordance with investment criteria and policies established from time to time by Barnett Capital and the Fund's investment objective, policies and restrictions.

     The Interim Agreements also include provisions relating to other matters, such as portfolio trading practices, expenses and standard of care. For example, the Interim Agreements provide that in executing portfolio transactions and selecting brokers or dealers, Barnett Capital and Rodney Square are to seek the best overall terms available, and that investment decisions for the Emerald Funds are to be made independently from those for other investment companies and accounts managed by Barnett Capital and Rodney Square. Such other investment companies and accounts may, however, invest in the same securities as the Funds. In such cases, simultaneous transactions are inevitable. Under the Interim Agreements, Barnett Capital and Rodney Square may aggregate, to the extent permitted by law, the securities to be sold or purchased for the Funds with those to be sold or purchased by other investment companies or accounts in executing transactions. In addition, the Interim Agreements provide that to the extent the purchase or sale of securities or other investments of the same issuer may be deemed to be suitable for two or more accounts managed by Barnett Capital or Rodney Square, the available securities or investments may be allocated in a manner believed by Barnett Capital or Rodney Square to be equitable to each account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

     Although expected to be infrequent, Barnett Capital and Rodney Square are allowed under the Interim Agreements to consider the amount of Emerald Fund shares sold by broker-dealers and others (including those who may be connected with Barnett Capital or Rodney Square) in allocating orders for purchases and sales of portfolio securities. This allocation may involve the payment of brokerage commissions or dealer concessions. Barnett Capital and Rodney Square will not engage in this practice unless the execution capability of, and the amount received by, such broker-dealer or other company is believed to be comparable to what another qualified firm could offer. Portfolio securities may not be purchased from or sold to Barnett Capital, Rodney Square, the Emerald Funds' distributor, or any affiliated person of any of them or Emerald, acting as principal in the transaction, except as permitted by the SEC.

     The Interim Agreements provide that Barnett Capital and Rodney Square will pay all expenses incurred by them in connection with their activities under the respective Agreements other than the cost of securities and other investments (including brokerage commissions and other transaction costs, if any) purchased or sold for the Emerald Funds. Barnett Capital and, with respect to the Emerald Tax-Exempt Fund, Rodney Square also agree that if, in any fiscal year, the aggregate expenses of any Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, Emerald may deduct from the fees to be paid to Barnett Capital, or, in the case of the Tax-Exempt Fund, Rodney Square, and will bear a portion of any excess to the extent required by state law. To Emerald's knowledge, as of the date of this Proxy/Prospectus, the Emerald Funds are not subject to any state expense limitations.

     The Interim Agreements provide that Barnett Capital and Rodney Square will not be liable for any error of judgment or mistake of law or for any loss suffered by the Emerald Funds in connection with the performance of the respective Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or loss resulting from willful misfeasance, bad faith or negligence on their part in the performance of their duties or from reckless disregard by them of their obligations and duties thereunder.

     Each Interim Agreement provides that, if approved by the shareholders of an Emerald Fund, the Interim Agreement will continue in effect with respect to that Fund until November 30, 1998. Thereafter, the Interim Agreement will continue in effect with respect to that Fund for successive annual periods, provided that its continuance is approved at least annually (1) by the vote of a majority of those members of Emerald's Board of Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of any party to the Agreement cast in person at a meeting called for the purpose of voting on such approval and (2) by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund.

     Each Interim Advisory Agreement will terminate automatically in the event of its assignment or, with respect to the Interim Sub-Advisory Agreement, upon termination of Barnett Capital's Interim Advisory Agreement with respect to the Emerald Tax-Exempt Fund. Each Interim Agreement also provides that it is terminable with respect to any Emerald Fund, without payment of any penalty, by Emerald (by vote of Emerald's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), by Barnett Capital or, in the case of the Interim Sub-Advisory Agreement, by Rodney Square on 60 days' written notice.

     The Interim Advisory Agreements permit Barnett Capital (subject to any shareholder approval required by law) to retain a sub-adviser in connection with the performance of its advisory services, as stated above. Except with respect to the Emerald Tax-Exempt Fund for which Barnett Capital has retained a sub-adviser as described above, Barnett Capital intends to provide all of the services stated in the Interim Advisory Agreements. In addition, the Interim Advisory Agreement with respect to the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund expressly permits the Interim Advisory Agreement to be amended without shareholder approval to the extent allowed by the 1940 Act.

     The advisory fees payable by each Emerald Fund under the Interim Advisory Agreements, as described above, are the separate obligation of that particular Fund (and not the joint obligation of all Emerald Funds). Sub-advisory fees payable to Rodney Square under the Interim Sub-Advisory Agreement with respect to the Emerald Tax-Exempt Fund are paid by Barnett Capital and not by the Fund.


     Information Regarding Barnett Capital and Rodney Square. Prior to the Holding Company Merger, Barnett Capital was a wholly-owned subsidiary of Barnett Bank, N.A. which, in turn, was a wholly-owned subsidiary of Barnett Banks, Inc., which was a publicly-held bank holding company located in Jacksonville, Florida. Upon consummation of the Holding Company Merger, Barnett Capital became a wholly-owned subsidiary of NB Holdings Corporation which, in turn, is an indirect wholly-owned subsidiary of NationsBank Corporation. As of February 15, 1998, no persons owned beneficially or of record 10% or more of any class of issued and outstanding voting securities of NationsBank Corporation.

     Barnett Capital is organized as a corporation under the laws of the State of Florida and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. In addition to serving as investment adviser to the Emerald Funds, Barnett Capital acts as investment adviser to individuals, trusts, estates and institutions and as investment adviser to Emerald's other investment portfolios, including the Emerald Prime Advantage Institutional, Emerald Treasury Advantage Institutional, Emerald Prime and Emerald Treasury Funds, four other money market portfolios whose net assets at March 12, 1998 were $127,826,813, $146,851,435, $2,322,140,526 and
$,919,316,135 respectively. Under the terms of the investment advisory agreements relating to these portfolios, Barnett Capital is entitled to an advisory fee at the annual rate of 0.10% of the average net assets of each of the Emerald Prime Advantage Institutional Fund and Emerald Treasury Advantage Institutional Fund and at the annual rate of 0.25% of the average net assets of each of the Emerald Prime Fund and Emerald Treasury Fund, which fees are not subject to reduction as the value of each portfolio's net assets increases. Barnett Capital has informed Emerald, however, of its intention to reduce the annual rate of its advisory fees with respect to each of the Emerald Prime Fund and Emerald Treasury Fund to the following rates: 0.25% of the first $600 million of each Fund's net assets; 0.23% of each Fund's net assets over $600 million but not exceeding $1 billion; 0.21% of the next $1 billion of each Fund's net assets; and 0.19% of each Fund's net assets over $2 billion.

     As of March 12, 1998, Barnett Capital had approximately $11 billion of assets under management. Barnett Capital's principal offices are located at 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256. The name and principal occupation of the principal executive officer and each director of Barnett Capital as of March 12, 1998 were as follows: Jack A. Ablin, Director, President and Chief Executive Officer; Holly D. Deem, Director; Martin E. Galt, III, Director; and Richard S. Gershin, Director and Edward J. Stark, Secretary; and Jill B. Stewart, Treasurer. All of the above persons may be reached c/o Barnett Capital Advisers, Inc., 9000 Southside Boulevard, Building 100, Jacksonville, Florida 32256.

     Rodney Square is organized as a Delaware corporation and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. In addition to serving as sub-adviser to the Emerald Tax-Exempt Fund, Rodney Square also serves as investment adviser or sub-adviser to the following U.S. registered investment companies that have similar investment objectives: Rodney Square Tax-Exempt Fund, which, as of March 12, 1998, had net assets equal to $343,105,685. Under the terms of the investment advisory agreement for the Rodney Square Tax-Exempt Fund, Rodney Square receives management fees at the annual rate of 0.47% of the average daily net assets of the fund.

     As of March 12, 1998, Rodney Square had approximately $2.7 billion in assets under management. Rodney Square's principal offices are located at Rodney Square North, Wilmington, Delaware 19890. All of the capital stock of Rodney Square is owned by Wilmington Trust Company, a Delaware banking corporation, which is, in turn, a wholly-owned subsidiary of Wilmington Trust Corporation, a publicly-held bank holding corporation ("WTC"). Wilmington Trust Company and WTC also maintain their principal offices in Wilmington, Delaware. As of March 12, 1998, to Emerald's knowledge, no person owned beneficially or of record 10% or more of any class of issued and outstanding voting securities of WTC.

     The name and principal occupation of the chief executive officer and each director of Rodney Square as of March 12, 1998 were as follows: Robert J. Christian, Director, President and Chief Executive Officer of Rodney Square and Senior Vice President and Chief Investment Officer of Wilmington Trust Company; Joseph M. Fahey, Jr. Director, Vice President and Secretary of Rodney Square; and Nina Miller Webb, Director of Rodney Square and Vice President of Wilmington Trust Company. All of the above persons may be reached c/o Rodney Square Management Corporation, Rodney Square North, Wilmington, Delaware, 19890.

     At the time of their approval of the Interim Advisory Agreements, three of the six members of Emerald's Board of Trustees were considered to be "interested" Trustees within the meaning of the 1940 Act for the following reasons. Marshall M. Criser, Chairman of the Emerald Board of Trustees, was a director of Barnett Banks, Inc., owned shares of Barnett Banks, Inc. and maintained money market deposit accounts with a Barnett Banks, Inc. banking subsidiary, and is currently of counsel (and was formerly a shareholder) of a law firm which has represented Barnett Capital and its affiliates within the preceding two years. John G. Grimsley, Emerald's President and a member of the Board, is a partner of a law firm which has represented Barnett Capital and its affiliates within the preceding two years and also owned shares of Barnett Banks, Inc. Albert D. Ernest, Jr., a member of the Board, owned shares of Barnett Banks, Inc.

     Payments to Barnett Capital or Rodney Square Affiliates. During the fiscal year ended November 30, 1997, affiliates of Barnett Capital have received fees pursuant to certain distribution and/or shareholder servicing plans that have been in effect during such year. The table below sets forth the amounts of the payments made to such affiliates by the Emerald Funds under these plans. All of these payments were by the Emerald Funds Retail and Service Shares.



                                                           Shareholder
Emerald Fund                          Distribution Fees   Servicing Fees
------------------------------------ ------------------- ---------------
          Balanced Fund ............       $ 17,860          $ 17,992
          Equity Fund ..............       $101,197          $103,711
          Equity Value Fund ........       $  2,788          $  2,789
          Florida Tax-Exempt Fund ..       $194,467          $199,924
          Managed Bond Fund ........       $  4,824          $  4,836
          Short-Term Fixed Income Fund     $  4,597          $  4,928
          Tax-Exempt Fund ..........       $140,188          $143,310

     During the fiscal year ended November 30, 1997, the Emerald Funds paid no such fees to affiliates of Rodney Square.

     Affiliated Broker Commissions. During the fiscal year ended November 30, 1997, the Emerald Funds paid no brokerage commissions in connection with purchases and sales of portfolio securities to any party that would be treated as an affiliated broker as defined in Item 22(a)(1)(ii) of Schedule 14A under the Securities Exchange Act of 1934.

     For the services provided and expenses assumed pursuant to the Interim Advisory Agreements, the Emerald Fund pays Barnett Capital fees which range from 0.25% to 1.00% of the average daily net assets of a particular Emerald Fund. Barnett Capital, under the Interim Sub-Advisory Agreement, with respect to the Emerald Tax-Exempt Fund, pays Rodney Square a fee equal to 0.15% of the Tax-Exempt Fund's average daily net assets. However, pending ratification and approval of the Interim Advisory Agreements, all fees payable to Barnett Capital and Rodney Square under the Interim Agreements are being held in escrow. These escrowed fees will be received by Barnett Capital and Rodney Square only if the respective Interim Agreements are ratified and approved by the Emerald Fund shareholders entitled to vote. The fees payable to Barnett Capital are not subject to reduction as the value of each Fund's net assets increases. From time to time, however, Barnett Capital and/or Rodney Square may waive fees or reimburse the Emerald Funds for expenses voluntarily, although there is no guarantee that such waivers would continue.

     Approval of Emerald's Board of Trustees. At a meeting on December 8, 1997, the Emerald Board of Trustees, including all of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of Emerald (other than as Trustees), Barnett Capital, Rodney Square or NationsBank, N.A. ("NationsBank"), approved the Interim Advisory Agreements and Interim Sub-Advisory Agreement, which became effective upon the consummation of the Holding Company Merger on January 9, 1998. In considering whether to approve the Interim Agreements and to submit such agreements to shareholders for their approval, the Board of Trustees considered the following factors: (1) Barnett Capital's representations that it would provide investment advisory services and other services to the Emerald Funds of a scope and quality at least equivalent, in the Board's judgment, to the scope and quality of services previously provided to the Emerald Funds; (2) the identical terms and conditions contained in the Interim Agreements as compared to the prior investment advisory agreements and investment sub-advisory agreement; and (3) Barnett Capital's representation that in the event of any material change in personnel providing services under the Interim Agreements during the Interim Period, the Board of Trustees of Emerald would be consulted for the purpose of assuring themselves that the services provided would not be diminished in scope or quality. Additionally, the Trustees considered the benefits that would be obtained by the Emerald Funds in maintaining continuity in investment advisory services for the Funds during the Interim Period, and determined that continuity was advantageous to the Funds as it would serve to minimize uncertainty and confusion, and would minimize any potential disruption resulting from the Holding Company Merger in the advisory services provided to the Emerald Funds.

     Based upon the foregoing factors, which were considered material by the Emerald Board of Trustees, the Trustees concluded that approval of the Interim Agreements was in the best interests of the Emerald Funds' shareholders and Emerald. The Board of Trustees further concluded that payment of the advisory fees under the Interim Agreements would be appropriate and fair considering that: (1) the fees that are payable under the Interim Agreements, and the services to be provided therefor, would be unchanged from the fees payable under the former agreements, (2) the fees will be maintained in an interest-bearing escrow account until payment is approved or disapproved by shareholders of a particular Emerald Fund, and (3) the nonpayment of fees earned during that period would constitute an extreme inequity to Barnett Capital and Rodney Square in view of the substantial services provided by Barnett Capital to the Emerald Funds and by Rodney Square to the

Emerald Tax-Exempt Fund during the Interim Period, and the expenses incurred in connection with such provision of services, under the Interim Agreements.

     With respect to the approval of the Interim Advisory Agreements, each Emerald Fund will vote separately. With respect to the approval of the Interim Sub-Advisory Agreement, the Emerald Tax-Exempt Fund will vote separately. EMERALD'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT EMERALD FUND SHAREHOLDERS RATIFY AND APPROVE THE INTERIM ADVISORY AGREEMENTS, AND THAT SHAREHOLDERS OF THE EMERALD TAX-EXEMPT FUND RATIFY AND APPROVE THE INTERIM SUB-ADVISORY AGREEMENT, FOR THE PERIOD FROM JANUARY 9, 1998 FORWARD.


                    INFORMATION RELATING TO PROPOSAL 2 --
                   APPROVAL OF THE REORGANIZATION AGREEMENT

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix II to this Proxy/Prospectus.

     Description of the Reorganization Agreement. The Reorganization Agreement provides that at the Closing(s) the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Emerald Funds will be transferred to Nations, as shown in Table I (see page 2 of this Proxy/Prospectus), in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds.

     The Shares issued by each Nations Fund in the Reorganization will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Emerald Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Emerald Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Emerald Fund. Each shareholder owning shares of a particular Emerald Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Emerald Fund shares. Nations will establish an account for each former shareholder of the Emerald Funds reflecting the appropriate number of Nations Fund Shares distributed to that shareholder. These accounts will be substantially identical to the accounts currently maintained by Emerald for each shareholder. Shares of the Nations Funds are in uncertificated form.

     As indicated above, Emerald shareholders of those series of Emerald not part of this Proxy/Prospectus are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those series of Emerald into designated classes of corresponding portfolios of Nations Fund, Inc. and Nations Institutional Reserves -- other registered investment companies in the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other series of Emerald are approved by a majority of all series of Emerald voting in the aggregate and the reorganization contemplated therein are consummated, Emerald will have transferred all of its assets and liabilities as of the Closing, and all outstanding shares of the Emerald Funds will be redeemed and canceled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act. Emerald would permanently close its stock transfer books as of the close of business on the business day immediately preceding the Closing).

     The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Emerald shareholders at the Meeting; approval by a majority of all series of Emerald voting in the aggregate of the Reorganization of Emerald; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Emerald that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from the independent auditors of Emerald and independent accountants of Nations regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. The Reorganization Agreement also provides that if the difference between the per share net asset value of the Emerald Tax-Exempt Fund and its corresponding Nations Fund equals or exceeds $.0025 at the close of business on the day preceding the time at which the Reorganization is to be effective, as computed using the market values of each such Fund's assets, either party may postpone the Closing with respect to such Fund until such time as the per share difference is less than $.0025.

     The Reorganization Agreement provides that Emerald and Nations will each be responsible for its own expenses in connection with the Reorganization. However, NBAI has agreed to assume all ordinary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Emerald and Nations, or by either Nations or Emerald under certain conditions; and that officers of Nations and of Emerald may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to the shareholders of any Emerald Fund without obtaining the Emerald Fund shareholders' further approval.

     Emerald Board Consideration. At meetings held on November 13-14, 1997, and December 8, 1997, the Emerald Board of Trustees was advised that Barnett Capital and NBAI were considering the possibility of recommending a consolidation of Emerald with the Nations Funds Family following the Holding Company Merger. The Emerald Board then met again on January 15, 1998 and on February 12, 1998 to consider a reorganization proposal by NBAI and its affiliates. In preparation for the meetings, the Trustees were provided with information about the Reorganization, the Nations Funds and NationsBank. These materials summarized the principal features of the Reorganization including the intention that the Reorganization be consummated on a tax-free basis for each Emerald Fund and its shareholders. In addition, the Emerald Trustees received comparative information for the Emerald Funds and their corresponding Nations Funds, as well as information about NationsBank and its investment advisory organizations, including information regarding those individuals with responsibility for each Nations Fund.

     The proposal that the Emerald Funds be reorganized into the Nations Funds as set forth in the Reorganization Agreement, including the contemplation that Emerald would be reorganized into the Nations Funds Family was unanimously approved by the Board of Trustees on February 12, 1998.

     During its deliberations, Emerald's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Emerald Funds; (2) the capabilities, practices and resources of NBAI and Nation Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Emerald Funds and industry peer groups; (4) the expected cost-savings for certain of the Emerald Funds, including Emerald funds not part of this Proxy/Prospectus, as a result of the reorganization of Emerald; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Emerald Funds; (6) the historical investment performance records of the Emerald fund, including the Emerald Funds described in this Proxy/Prospectus moving into the Nations Funds, and the investment performance record of the Nations Funds relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Emerald's shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Emerald Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the resolution of matters relating to the termination of Emerald's administration and transfer agency agreements without cost to Emerald; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and generally enhance operational efficiencies and focus with respect to the mutual funds advised by NBAI. In connection with the foregoing, Emerald's Board of Trustees noted that NBAI would assume all customary expenses associated with the Reorganization.

     With respect to each Nations Fund, Emerald's Trustees further noted that the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be equal to or lower than those of the corresponding Emerald Funds before the Reorganization with the following exceptions. As shown in Appendix III, after voluntary waivers or reimbursements, the pro forma post Reorganization per share total operating expense ratios for Primary A Shares of the following Nations Funds are expected to be higher than the comparable ratios for Institutional Shares of the corresponding Emerald Funds: Nations Balanced Assets Fund -- 0.22% higher; Nations Disciplined Equity Fund -- 0.24% higher; Nations Value Fund -- 0.15% higher; Nations Florida Municipal Bond Fund -- 0.02% higher; and Nations Strategic Fixed Income Fund -- 0.13% higher. In considering the anticipated higher per share expense ratios for these share classes, the Trustees reviewed the information referred to above relating to the reasonableness of the investment advisory fees and other expenses paid by the Nations Funds. The Trustees also considered the benefits that were expected to result from the Reorganization, including the continuity of investment management services after the Reorganization by affiliates of NationsBank, Barnett's successor. In this regard, the Trustees noted that the Funds were an integral part of other trust and institutional services provided by NationsBank and its affiliates to their customers who have invested in the Funds.

     With respect to the Reorganization of each Emerald Fund, the Trustees also considered the taxable capital gains that each Fund may realize before the Closing(s) that will be distributed to shareholders. With respect to Emerald Equity Fund, in particular, the Trustees reviewed with NBAI different possible reorganization alternatives.

     After consideration of the foregoing and other factors set forth in this Proxy/Prospectus, the Emerald Trustees unanimously determined that the Reorganization is in the best interest of the shareholders of each class of each Emerald Fund, and that the interest of such shareholders will not be diluted as a result of such Reorganization.

     Capitalization. As proposed, the seven Emerald Funds would be reorganized into seven corresponding Nations Funds. The following table sets forth, as of November 30, 1997: (1) the capitalization of each of the Emerald Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the pro forma capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization of the Emerald Funds. The capitalization of each Emerald Fund and Nations Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Emerald Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing.


                                   TABLE II
                   Capitalization (as of November 30, 1997)

     1. The table below reflects current and pro forma capitalization information for the combination of the Emerald Balanced Fund with the Nations Balanced Assets Fund.



                                                                                 Net Asset Value
                                                                               -------------------
                                        Total Net Assets   Shares Outstanding       Per Share
                                       ------------------ -------------------- -------------------
Emerald Balanced Fund ................ $    8,291,845           595,508        $         13.92
                                              (Retail)           (Retail)              (Retail)
                                       $   76,868,196          5,564,606       $         13.81
                                       (Institutional)    (Institutional)       (Institutional)
Nations Balanced Assets Fund ......... $   14,232,673          1,337,198       $         10.64
                                       (Investor A)       (Investor A)         (Investor A)
                                       $  103,695,913          9,714,217       $         10.67
                                       (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund .............. $   22,524,518          2,116,239       $         10.64
                                           (Retail/            (Retail/               (Retail/
                                          Investor A)         Investor A)         Investor A)
                                       $  180,564,109         16,915,218       $         10.67
                                        (Institutional/     (Institutional/    (Institutional/
                                          Primary A)          Primary A)          Primary A)

     2. The table below reflects current and pro forma capitalization information for the combination of the Emerald Equity Fund with the Nations Disciplined Equity Fund.



                                                                                    Net Asset Value
                                                                                  -------------------
                                           Total Net Assets   Shares Outstanding       Per Share
                                          ------------------ -------------------- -------------------
Emerald Equity Fund ..................... $   48,442,554          2,692,460       $         17.99
                                                 (Retail)           (Retail)              (Retail)
                                          $  233,977,362         12,894,783       $         18.15
                                          (Institutional)    (Institutional)       (Institutional)
Nations Disciplined Equity Fund ......... $   18,895,922           978,068        $         19.32
                                          (Investor A)       (Investor A)         (Investor A)
                                          $   99,127,639          5,116,031       $         19.38
                                          (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ................. $   67,338,476          3,485,493       $         19.32
                                              (Retail/            (Retail/               (Retail/
                                             Investor A)         Investor A)         Investor A)
                                          $  333,105,001         17,191,730       $         19.38
                                           (Institutional/     (Institutional/    (Institutional/
                                             Primary A)          Primary A)          Primary A)

     3. The table below reflects current and pro forma capitalization information for the combination of the Emerald Equity Value Fund with the Nations Value Fund.



                                                                              Net Asset Value
                                                                            -------------------
                                     Total Net Assets   Shares Outstanding       Per Share
                                    ------------------ -------------------- -------------------
Emerald Equity Value Fund ......... $    4,100,737           269,391        $         15.22
                                           (Retail)           (Retail)              (Retail)
                                    $   18,164,157          1,190,578       $         15.26
                                    (Institutional)    (Institutional)       (Institutional)
Nations Value Fund ................ $  125,670,308          7,126,688       $         17.63
                                    (Investor A)       (Investor A)         (Investor A)
                                    $2,324,178,774         131,769,865      $         17.64
                                    (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ........... $  129,771,045          7,359,238       $         17.63
                                        (Retail/            (Retail/               (Retail/
                                       Investor A)         Investor A)         Investor A)
                                    $2,342,342,931         132,799,686      $         17.64
                                     (Institutional/     (Institutional/    (Institutional/
                                       Primary A)          Primary A)          Primary A)

     4. The table below reflects current and pro forma capitalization information for the combination of the Emerald Florida Tax-Exempt Fund with the Nations Florida Municipal Bond Fund.



                                                                                       Net Asset Value
                                                                                     -------------------
                                              Total Net Assets   Shares Outstanding       Per Share
                                             ------------------ -------------------- -------------------
Emerald Florida Tax-Exempt Fund ............ $   80,399,223          7,143,927       $         11.25
                                                    (Retail)           (Retail)              (Retail)
                                             $   39,064,802          3,467,292       $         11.27
                                             (Institutional)    (Institutional)       (Institutional)
Nations Florida Municipal Bond Fund ........ $    1,956,226           197,738        $          9.89
                                             (Investor A)       (Investor A)         (Investor A)
                                             $   28,780,232          2,909,136       $          9.89
                                             (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund .................... $   82,355,449          8,324,601       $          9.89
                                                 (Retail/            (Retail/               (Retail/
                                                Investor A)         Investor A)         Investor A)
                                             $   67,845,034          6,857,868       $          9.89
                                              (Institutional/     (Institutional/    (Institutional/
                                                Primary A)          Primary A)          Primary A)

     5. The table below reflects current and pro forma capitalization information for the combination of the Emerald Managed Bond Fund with the Nations Strategic Fixed Income Fund.



                                                                                      Net Asset Value
                                                                                    -------------------
                                             Total Net Assets   Shares Outstanding       Per Share
                                            ------------------ -------------------- -------------------
Emerald Managed Bond Fund ................. $    2,278,409           220,220        $         10.35
                                                   (Retail)           (Retail)              (Retail)
                                            $   99,067,439          9,619,825       $         10.30
                                            (Institutional)    (Institutional)       (Institutional)
Nations Strategic Fixed Income Fund ....... $   20,267,619          2,023,006       $         10.02
                                            (Investor A)       (Investor A)         (Investor A)
                                            $1,810,022,262         180,661,651      $         10.02
                                            (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund ................... $   22,546,028          2,250,424       $         10.02
                                                (Retail/            (Retail/               (Retail/
                                               Investor A)         Investor A)         Investor A)
                                            $1,909,089,701         190,549,754      $         10.02
                                             (Institutional/     (Institutional/    (Institutional/
                                               Primary A)          Primary A)          Primary A)

     6. The table below reflects current and pro forma capitalization information for the combination of the Emerald Short-Term Fixed Income Fund with the Nations Short-Term Income Fund.



                                                                                       Net Asset Value
                                                                                     -------------------
                                              Total Net Assets   Shares Outstanding       Per Share
                                             ------------------ -------------------- -------------------
Emerald Short-Term Fixed Income Fund ....... $    4,452,311           445,111        $         10.00
                                                    (Retail)           (Retail)              (Retail)
                                             $   93,446,918          9,339,203       $         10.01
                                             (Institutional)    (Institutional)       (Institutional)
Nations Short-Term Income Fund ............. $   11,627,453          1,191,943       $          9.76
                                             (Investor A)       (Investor A)         (Investor A)
                                             $  406,941,023         41,715,554       $          9.76
                                             (Primary A)        (Primary A)          (Primary A)
Pro Forma Combined Fund .................... $   16,079,764          1,648,354       $          9.76
                                                 (Retail/            (Retail/               (Retail/
                                                Investor A)         Investor A)         Investor A)
                                             $  500,387,941         51,294,804       $          9.76
                                              (Institutional/     (Institutional/    (Institutional/
                                                Primary A)          Primary A)          Primary A)

     7. The table below reflects current and pro forma capitalization information for the combination of the Emerald Tax-Exempt Fund with the Nations Tax Exempt Fund.



                                                                            Net Asset Value
                                                                          -------------------
                                   Total Net Assets   Shares Outstanding       Per Share
                                  ------------------ -------------------- -------------------
Emerald Tax-Exempt Fund ......... $   59,172,862         59,185,380       $          1.00
                                         (Retail)           (Retail)              (Retail)
                                  $  129,886,489         129,924,939      $          1.00
                                  (Institutional)    (Institutional)       (Institutional)
                                  $      554,880           555,707        $          1.00
                                        (Service)          (Service)             (Service)
Nations Tax Exempt Fund ......... $   10,076,375         10,077,827       $          1.00
                                          (Daily)            (Daily)               (Daily)
                                  $1,791,573,148        1,791,831,354     $          1.00
                                  (Primary A)           (Primary A)          (Primary A)
                                  $  157,495,739         157,518,438      $          1.00
                                  (Investor A)          (Investor A)         (Investor A)
Pro Forma Combined Fund ......... $   69,249,237         69,263,207       $          1.00
                                   (Retail/Daily)     (Retail/Daily)        (Retail/Daily)
                                  $1,921,459,637        1,921,756,293     $          1.00
                                   (Institutional/     (Institutional/    (Institutional/
                                     Primary A)          Primary A)          Primary A)
                                  $  158,050,619         158,074,145      $          1.00
                                      (Service/           (Service/             (Service/
                                     Investor A)         Investor A)         Investor A)

     Federal Income Tax Considerations. Each Nations Fund and each Emerald Fund qualifies and intends to qualify as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Emerald Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

     Consummation of the Reorganization with respect to each Emerald Fund and the corresponding Nations Fund is subject to the condition that Emerald and Nations receive an opinion from Morrison & Foerster LLP to the effect that, for federal income tax purposes: (i) the transfer of all of the Fund Assets and Liabilities (as each term is defined in the Reorganization Agreement) of an Emerald Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Emerald Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Emerald Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Emerald Fund upon the transfer of its Fund Assets and Liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the Fund Assets and assumption of Liabilities of the Emerald Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Emerald Fund's assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Emerald Fund immediately prior to the Reorganization; (v) the holding period of the Emerald Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Emerald Fund;
(vi) no gain or loss will be recognized by the Emerald Fund on the distribution to its shareholders of the Nations Fund Shares to be received by the Emerald Fund in the Reorganization; (vii) no gain or loss will be recognized by the shareholders of the Emerald Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Emerald Fund; (viii) the basis of the Nations Fund Shares received by the shareholders of the Emerald Fund will be the same as the basis of the Emerald Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Emerald Fund shareholders will include the period during which such shareholders held the Emerald Fund shares surrendered in exchange therefor, provided that such Emerald Fund shares are held as a capital asset in the hands of the Emerald Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Emerald Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Emerald Funds should note, however, that the sale of securities by the Emerald Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

     Nations and Emerald have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state and local income tax consequences.

     Other Information. Information about the similarities and differences between the Nations Funds and the Emerald Funds to which they correspond regarding: investment objectives and policies; the identity and compensation of the investment adviser; the voting rights of shareholders; any restrictions or material obligations associated with ownership of Shares; the share structure; the identity of the principal underwriter; any minimum initial or subsequent investment; Rule 12b-1 plans, including associated fees and expenses; and shareholder redemption, repurchase and exchange rights, is included in other appropriately titled sections within this Proxy/Prospectus and the Appendices hereto.


                       COMPARISON OF EMERALD AND NATIONS

     Investment Objectives and Policies. The investment objectives, policies and restrictions of the Emerald Funds are, in general, comparable to those of their corresponding Nations Fund. There are, however, certain differences. For example, the Emerald Equity Fund invests in securities selected on the basis of fundamental investment value and growth prospects that Barnett Capital believes exceed those of the general economy, while the corresponding Nations Disciplined Equity Fund selects stock for its portfolio using a quantitative analysis. Also, the Emerald Balanced Fund may invest up to 15% of its total assets in convertible securities rated below investment grade, while the corresponding Nations Balanced Assets Fund invests in obligations rated investment grade. Additionally, the average weighted maturity of the Emerald Short-Term Fixed Income Fund will not exceed three years, while the average weighted maturity of the corresponding Nations Short-Term Income Fund will not exceed five years. In addition, unlike the Emerald Treasury Fund, Nations Treasury Fund may invest up to 25% of its assets in obligations that are issued by banks.

     Other differences are more fully discussed in Appendix IV to this Proxy/Prospectus. Shareholders of the Emerald Equity Fund should see "Summary -- Special Considerations Relating to the Emerald Equity Fund." Additional information with respect to the investment policies and restrictions of the Nations Funds and the Emerald Funds is included in their respective prospectuses, which have been incorporated herein by reference.

     Investment Adviser and Other Service Providers. Currently, Barnett Capital serves as investment adviser to the Emerald Funds and Rodney Square serves as investment sub-adviser to the Emerald Tax-Exempt Fund. NBAI serves as the investment adviser to the Nations Funds and TradeStreet serves as the investment sub-adviser to the Nations Funds.

     The following table shows, as of November 30, 1997, (i) the current annualized total expense ratios of the Emerald Funds before and after fee waivers and/or expense reimbursements and (ii) the pro forma annualized total expense ratios of the corresponding Nations Funds, based upon the fee arrangements, before and after fee waivers and/or expense reimbursements, that will be in place upon consummation of the Reorganization. Detailed pro forma expense information for each proposed reorganization is included in Appendix III to this Proxy/Prospectus.

                                   TABLE III

                           Total Expense Information

                                      Total                                                Total
                                    Operating                                            Operating
                                    Expenses        Corresponding                        Expenses
         Emerald Fund/            Before/After      Nations Fund/                      Before/After
          Share Class                Waivers         Share Class                         Waivers
------------------------------- ---------------- ---------------------------------------------------
Emerald Balanced Fund                            Nations Balanced Assets Fund
  Retail Shares                 1.32%/1.31%      Investor A Shares                     1.27%/1.27%
  Institutional Shares          0.79%/0.79%      Primary A Shares                      1.02%/1.02%

Emerald Equity Fund                              Nations Disciplined Equity Fund
  Retail Shares                 1.32%/1.32%      Investor A Shares                     1.26%/1.26%
  Institutional Shares          0.76%/0.76%      Primary A Shares                      1.01%/1.01%

Emerald Equity Value Fund                        Nations Value Fund
  Retail Shares                 2.10%/1.54%      Investor A Shares                     1.21%/1.21%
  Institutional Shares          0.93%/0.79%      Primary A Shares                      0.96%/0.96%

Emerald Florida Tax-Exempt                       Nations Florida Municipal Bond Fund
  Fund Retail Shares            1.11%/0.93%      Investor A Shares                     1.09%/0.80%
  Institutional Shares          0.58%/0.58%      Primary A Shares                      0.89%/0.60%

Emerald Managed Bond Fund                        Nations Strategic Fixed Income Fund
  Retail Shares                 2.01%/1.10%      Investor A Shares                     1.03%/0.93%
  Institutional Shares          0.57%/0.57%      Primary A Shares                      0.83%/0.73%

Emerald Short-Term Fixed Income                  Nations Short-Term Income Fund
  Fund Retail Shares            1.22%/1.03%      Investor A Shares                     1.01%/0.71%
  Institutional Shares          0.61%/0.61%      Primary A Shares                      0.81%/0.51%

Emerald Tax-Exempt Fund                          Nations Tax Exempt Fund
  Retail Shares                 0.97%/0.87%      Daily Shares                          1.04%/0.80%
  Institutional Shares          0.41%/0.31%      Primary A Shares                      0.54%/0.30%
  Service Shares                1.71%/0.73%      Investor A Shares                     0.89%/0.65%




                                        Pro Forma
                                         Total
       Combined Fund/Share             Operating
    Class Post-Reorganization           Expenses
   ---------------------------     ----------------
   Nations Balanced Assets Fund
    Investor A Shares                  1.26%/1.26%
    Primary A Shares                   1.01%/1.01%

   Nations Disciplined Equity Fund
    Investor A Shares                  1.25%/1.25%
    Primary A Shares                   1.00%/1.00%

   Nations Value Fund
    Investor A Shares                  1.19%/1.19%
    Primary A Shares                   0.94%/0.94%

   Nations Florida Municipal Bond Fund
    Investor A Shares                  1.00%/0.80%
    Primary A Shares                   0.80%/0.60%

   Nations Strategic Fixed Income Fund
    Investor A Shares                  1.00%/0.90%
    Primary A Shares                   0.80%/0.70%

   Nations Short-Term Income Fund
    Investor A Shares                  1.00%/0.70%
    Primary A Shares                   0.80%/0.50%

   Nations Tax Exempt Fund
    Daily Shares                       1.04%/0.80%
    Primary A Shares                   0.54%/0.30%
    Investor A Shares                  0.89%/0.65%

     Emerald Funds' Advisory and Sub-Advisory Agreements. For a description of the Interim Agreements, see "Information Relating to Proposal 1 -- Approval of the Interim Agreements."

     Nations Funds' Advisory Agreements. NBAI serves as investment adviser to the Nations Funds. Subject to the general supervision of Nations' Board of Trustees, and in accordance with the investment policies of each Nations Fund, NBAI has discretionary authority to manage each Nations Fund. The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to Nations or to any shareholder of a Nations Fund for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. For the services provided and expenses assumed, NBAI is entitled to a fee calculated at the annual rate of: 0.40% of the average daily net assets of Nations Tax Exempt Fund; 0.60% of the average daily net assets of Nations Florida Municipal Bond Fund, Nations Strategic Fixed Income Fund and Nations Short-Term Income Fund; and 0.75% of the average daily net assets of Nations Balanced Assets Fund, Nations Disciplined Equity and Nations Value Fund. From time to time, however, NBAI and its affiliates voluntarily may waive fees or reimburse the Nations Funds for expenses, although there is no guarantee that such waivers or reimbursements would continue.

     TradeStreet serves as investment sub-adviser for the Nations Funds. For the services provided and expenses assumed by TradeStreet, NBAI pays, out of the fees it receives from the Nations Funds, fees to TradeStreet at the annual rate of: 0.055% of the average daily net assets of Nations Tax Exempt Fund; 0.20% of the average daily net assets of Nations Balanced Assets Fund, Nations Disciplined Equity Fund and Nations Value Fund; 0.15% of the average daily net assets of

Nations Short-Term Income Fund and Nations Strategic Fixed Income Fund; and 0.07% of the average daily net assets of Nations Florida Municipal Bond Fund.

     For the fiscal period from April 1, 1996 to March 31, 1997, after fee waivers, Nations Fund Trust paid NBAI under an investment advisory agreement, fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- 0.75%, Nations Disciplined Equity Fund -- 0.75%, Nations Balanced Assets Fund -- 0.75%, Nations Short-Term Income Fund -- 0.30%, Nations Strategic Fixed Income Fund -- 0.50%, Nations Florida Municipal Bond Fund -- 0.27% and Nations Tax Exempt Fund -- 0.16%.

     For the fiscal period from April 1, 1996 to March 31, 1997, after fee waivers, NBAI paid TradeStreet under an investment sub-advisory agreement, fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- 0.25%, Nations Disciplined Equity Fund -- 0.25%, Nations Balanced Assets Fund -- 0.25%, Nations Short-Term Income Fund -- 0.15%, Nations Strategic Fixed Income Fund -- 0.15%, Nations Florida Municipal Bond Fund -- 0.07% and Nations Tax Exempt Fund -- 0.055%.

     Both NBAI and TradeStreet are wholly-owned subsidiaries of NationsBank, which in turn is a wholly-owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. Both NBAI and TradeStreet have their principal offices at One NationsBank Plaza, Charlotte, North Carolina 28225.

     The principal portfolio managers of the Nations Funds, along with their positions with NBAI and/or TradeStreet and a brief summary of their business experience and education are set forth below.

     Nations Balanced Assets Fund -- Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust Company and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.


     Nations Disciplined Equity Fund -- Jeffrey C. Moser, a Chartered Financial Analyst, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Disciplined Equity Fund. Mr. Moser has been Portfolio Manager of Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

     Nations Value Fund -- Sharon M. Herrmann, a Chartered Financial Analyst, is a Director of Equity Management for Trade Street and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

     Nations Strategic Fixed Income Fund -- Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.

     Nations Florida Municipal Bond Fund -- Michele M. Poirier is a Director, Municipal Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Florida Municipal Bond Fund. Ms. Poirier has been Portfolio Manager for the Fund since 1993. Prior to assuming her position with TradeStreet, she was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1974. Her past experience includes serving as Director of Trading, Institutional Sales, and Municipal Trader for Financial Service Corporation, Bankers Trust Company and The Robinson-Humphrey Company respectively. Ms. Poirier received a B.B.A. in Marketing from Georgia State University.

     Nations Short-Term Income Fund -- J. Patrick Frith is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager of Nations Short-Term Income Fund. Mr. Frith has been the Portfolio Manager of Nations Short-Term Income Fund since October 1997. Previously he was Vice President and Senior Portfolio Manager of the Investment Management Group at NationsBank. Mr. Frith received a B.S. from the University of Virginia with a double-major in Marketing and Management Information Systems. He also received an M.B.A. from the Colgate Darden Graduate School of Business Administration at the University of Virginia. Mr. Frith holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

     Nations Tax Exempt Fund -- Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.

     Morrison & Foerster LLP, counsel to Nations and special counsel to NationsBank, has advised Nations and NationsBank that NationsBank and its affiliates may perform the services contemplated by the advisory contracts described above and in the prospectuses for the Nations Funds without violation of the Glass-Steagall Act or other applicable laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and the future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that the new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

     Other Service Providers. The other service providers for the Emerald Funds and the Nations Funds are different, as forth in the table below.


                            Other Service Providers
                    for the Emerald Funds and Nations Funds



                                         Emerald Funds                             Nations Funds
                           ----------------------------------------- -----------------------------------------
Distributor                Emerald Asset Management, Inc.            Stephens Inc. ("Stephens")
Administrator              BISYS Fund Services Limited Partnership   Stephens

Co-Administrator           Not Applicable                            First Data Investor Services Group, Inc.
                                                                     ("First Data")

Sub-Administrator          Not Applicable                            NationsBanc Advisors, Inc.

Transfer Agent             BISYS Fund Services, Inc.                 First Data

Sub-Transfer Agent         Not Applicable                            NationsBank of Texas N.A.

Custodian                  The Bank of New York                      NationsBank of Texas N.A.

Sub-Custodian              Not Applicable                            The Bank of New York

Independent Auditors and   KPMG Peat Marwick LLP                     Price Waterhouse LLP
Independent Accountants,
respectively

     Emerald Asset Management Inc. and BISYS Fund Services Limited Partnership ("BISYS") maintain offices at 3435 Stelzer Road, Columbus, Ohio 43219. Stephens Inc. maintains offices at 111 Center Street, Little Rock, Arkansas 72201 and First Data Investor Services Group, Inc. maintains offices at One Exchange Place, Boston, Massachusetts 02109.

     Share Structure. Both Emerald and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Emerald offers fourteen funds. The Nations Fund complex, which includes several registered investment companies, will offer over sixty funds immediately after the Reorganization.

     Emerald is organized as a Massachusetts business trust and is subject to the provisions of its Agreement and Declaration of Trust and Code of Regulations. Nations also is organized as a Massachusetts business trust and is subject to the provisions of its Declaration of Trust, as amended and supplemented, and Code of Regulations. Shares of the Emerald Funds have a par value of $.001. Shares of Nations Funds are sold without par value. Shares of both the Emerald Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Emerald Fund shareholders will vote in the aggregate and not by portfolio or class subject to certain notable exceptions. In particular, when a proposal affects less than all Emerald portfolios or classes, only the affected portfolios or classes may vote on that proposal. Each portfolio votes separately with respect to any proposal to approve its investment advisory agreement, to change its fundamental investment objective or policies, or to adopt a plan of reorganization. Similarly, a portfolio or class of a portfolio votes separately with respect to any proposal to approve a plan of distribution for that portfolio or class. In addition, shares of the Emerald Fund may not be cumulatively voted.

     In accordance with Nations' Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except (1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees for Nations and shares may be voted in person or by proxy.


     Shares of the Emerald Funds and Nations Funds have no pre-emptive rights and have only such conversion and exchange rights as the Board of Trustees of Emerald or the Board of Trustees of Nations, respectively, may grant in their discretion. When issued for payment as described in their respective prospectuses, Nations Fund Shares and Emerald Fund Shares are fully paid and non-assessable by either Nations or Emerald.

     Both Emerald and Nations are authorized to create multiple investment portfolios and to create multiple share classes representing interests in a single portfolio. Currently Nations offers Investor A shares, Investor B shares, Investor C shares, Primary A shares, Primary B shares and Daily shares. Each share class has varying pricing structures and distribution channels.

     Each share of a class of a Nations Fund represents an equal proportionate interest in a particular portfolio with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Nations Board of Trustees.

     The accrued expenses of the Nations Funds, as well as certain expenses attributable to each class of Shares (including those that are not relevant to this Proxy/Prospectus), are deducted from accrued income before dividends are declared. The Nations Funds' expenses include, but are not limited to: fees paid to NBAI, The Bank of New York, NationsBank of Texas, Stephens and First Data; interest; trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the custodian and transfer agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by NBAI, NationsBank, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Each class of Shares may bear certain class specific costs associated with retail transfer agency, shareholder servicing, sales support and distribution. Any general expenses of Nations that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations or in such other manner as the Board of Trustees deems appropriate.

     Additional information concerning the attributes of the shares issued by the Emerald Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Emerald Funds and Nations Funds can be found in Appendix V.

     Distribution Plan and Shareholder Servicing Arrangements for the Emerald Funds. Shares of the Emerald Funds are distributed by Emerald Asset Management, Inc. ("EAM"), a wholly-owned subsidiary of The BISYS Group, Inc. The Emerald Funds have adopted a Combined Amended and Restated Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act for their Retail Class shares. Under this Plan, the Emerald Funds pay service organizations (such as securities dealers, financial institutions and other industry professionals) for distribution assistance and/or the provision of shareholder liaison services at an annual rate not to exceed 0.25% of the average daily net asset value of each Emerald Fund's outstanding Retail Class shares.

     The Emerald Funds also have adopted a Shareholder Processing Plan for their Retail Class shares. Under such Plan, service organizations agree to provide various shareholder processing services, such as providing necessary personnel and facilities to establish and maintain shareholders accounts and records for clients; assisting in aggregating and processing purchase, exchange and redemption orders with EAM; arranging for wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; processing dividends payments; providing the information to the Funds necessary for accounting or subaccounting; and providing such other similar services as may reasonably be requested. Payments for these services may not exceed 0.25% (on an annual basis) of the average daily net asset value of a Fund's outstanding Retail Class shares.

     The Emerald Funds also have adopted a Shareholder Processing and Services Plan pursuant to which Service Class Shares of the Emerald Tax-Exempt Fund are sold to institutional investors which enter into service agreements with the Emerald Funds. The service agreements require the service organizations, which may include Barnett Capital, BISYS and their affiliates, to provide support services to their customers who are beneficial owners of Service shares in return for payment by a Fund which may not exceed 0.35% (on an annualized basis) of the average daily net asset value of the Service Class shares beneficially owned by their customers. Holders of the Emerald Tax-Exempt Funds' Service Class shares bear all fees paid to service organizations for their services under the Plan. The Plan does not cover, and the fees thereunder are not payable to service organizations with respect to, Institutional Class shares or Retail Class shares. All fees payable under the Combined Amended and Restated Distribution and Service Plan and the Shareholder Processing Plan are borne by the holders of the Emerald Funds' Retail Class shares. These Plans do not cover, and the fees payable thereunder are not payable with respect to Institutional or Service Class shares.

     Distribution Plans and Shareholder Servicing Arrangements for the Nations Funds. Shares of the Nations Funds are distributed by Stephens, a broker-dealer registered with the SEC under the Securities and Exchange Act of 1934, pursuant to a Distribution Agreement.

     Primary A Shares: Stephens receives no compensation in connection with the distribution of Primary A Shares of the Nations Funds.

     Investor A Shares: The Nations Funds have adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay Stephens or banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the money market funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the non-money market funds in the Nations Funds Family.

     In addition, the Nations Funds have adopted a shareholder servicing plan ("Servicing Plan") with respect to Investor A shares of Nations Tax-Exempt Fund, pursuant to which the Funds may pay servicing agents that have entered into a servicing agreement with Nations for certain shareholder support services that are provided by the servicing agents. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by Nations, provided that the annual rate may not exceed 0.25% of the average daily net asset value of each Fund's Investor A shares.

     Daily Shares: In addition, the Nations Funds have adopted an Amended and Restated Shareholder Servicing Plan ("Servicing Plan") with respect to the Daily Shares of the Nations Tax Exempt Fund. Pursuant to the Servicing Plan, the Fund may compensate servicing agents for shareholder support services that are provided by the servicing agents to their customers that own Daily Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Daily Shares. The shareholder services provided by servicing agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from customers and placing orders with Stephens or the transfer agent; processing dividend and distribution payments; providing sales information; arranging for bank wires; and providing such other services as may be reasonably requested.

     Pursuant to Rule 12b-1 of the 1940 Act, the Nations Funds also have adopted a distribution plan ("Distribution Plan") with respect to Daily Shares of the Nations Tax Exempt Fund. Under the Distribution Plan, the Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of Daily Shares. Payments to Stephens under the Fund's Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.45% of the average daily net asset value of the Fund's Daily Shares. Payments to Stephens under the Distribution Plan will be used primarily to compensate or reimburse Stephens for distribution services provided by Stephens and related expenses incurred by Stephens, including payments by Stephens to compensate or reimburse selling agents for sales support services provided by such selling agents.

     Administration Agreements. The Emerald Funds have entered into an Administration Agreement with BISYS. Administrative services are provided to the Nations Funds by Stephens and First Data as co-administrators and NBAI as sub-administrator to Stephens. The types of administrative services provided to the Emerald Funds and Nations Funds by their respective Administrators (and, in the case of the Nations Funds, Co-Administrators) are substantially similar.

     Shareholder Transactions and Services. The Emerald Funds and the corresponding Nations Funds offer similar shareholder services and transactions. There are however, some differences. For example, the minimum initial and subsequent investment amount for Emerald Funds' Institutional shares is generally $5,000, while the minimum amount for the corresponding Primary A shares of the Nations Funds is $250,000. For a detailed comparison of shareholder transactions and services see Appendix V.

                    INFORMATION RELATING TO VOTING MATTERS

     General Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Emerald. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Emerald and Nations also may solicit proxies by telefacsimile. In this connection, Emerald has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; or (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (904) 519-8466. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Emerald a written notice or revocation of a subsequently executed proxy or by attending the Meeting and voting in person.

     Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI.

     Only shareholders of record at the close of business on March 12, 1998 will be entitled to vote at the Meeting. On that date, the following Emerald Shares were outstanding and entitled to be voted.



Name of Emerald Fund and Class                    Shares Entitled to Vote
------------------------------------------------ ------------------------
        Emerald Balanced Fund --
         Retail Shares .........................            698,137
         Institutional Shares ..................          6,102,032
         Total Shares ..........................          6,800,169
        Emerald Equity Fund --
         Retail Shares .........................          3,213,910
         Institutional Shares ..................         14,055,695
         Total Shares ..........................         17,269,605
        Emerald Equity Value Fund --
         Retail Shares .........................            402,527
         Institutional Shares ..................          1,307,039
         Total Shares ..........................          1,709,566
        Emerald Florida Tax-Exempt Fund --
         Retail Shares .........................          7,743,454
         Institutional Shares ..................          3,578,362
         Total Shares ..........................         11,321,816
        Emerald Managed Bond Fund --
         Retail Shares .........................            319,829
         Institutional Shares ..................          9,337,747
         Total Shares ..........................          9,657,576
        Emerald Short-Term Fixed Income Fund --
         Retail Shares .........................            441,322
         Institutional Shares ..................          9,713,192
         Total Shares ..........................         10,154,514
        Emerald Tax-Exempt Fund --
         Retail Shares .........................         67,158,906
         Institutional Shares ..................        119,661,410
         Service Shares ........................            559,500
         Total Shares ..........................        187,379,816

     Each whole and fractional share of an Emerald Fund is entitled to a whole or fractional vote.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

     Shareholder and Board Approvals. The Interim Advisory Agreements, the Interim Sub-Advisory Agreement and the Reorganization Agreement are being submitted for approval at the Meeting by Emerald's shareholders pursuant to the Order and the provisions of Emerald's Agreement and Declaration of Trust. With respect to each Emerald Fund, approval and ratification of the applicable Interim Advisory Agreement requires the approval of a majority of the outstanding shares of that Emerald Fund voting separately on a portfolio-by-portfolio basis. With respect to the Emerald Tax-Exempt Fund, approval of the Interim Sub-Advisory Agreement requires the approval of a majority of the outstanding shares of that Emerald Fund voting separately. The Reorganization Agreement must be approved by a majority of the outstanding shares of the Emerald Funds voting separately on a portfolio-by-portfolio basis and the reorganization of Emerald contemplated therein must be approved by a majority of the shares outstanding and entitled to vote, voting in the aggregate, of all of the series of Emerald, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Emerald; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Emerald. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Emerald seeking the approval of similar agreements and plans of reorganization and, consequently, also Emerald's reorganization.

     The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Emerald Funds, the failure of an Emerald Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Emerald Funds. It is possible that a majority of an Emerald Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Emerald series voting in the aggregate does not vote to approve the reorganization of Emerald. In such a case, the Board of Trustees will contemplate what further action is appropriate.

     With respect to the approval of the Interim Agreements, the term "majority of the outstanding shares" of an Emerald Fund means the lesser of (i) 67% of the shares of the particular Fund present at the Meeting if the holders of more than 50% of the outstanding shares of such Fund are present or (ii) more than 50% of the outstanding shares of the particular Fund. With respect to the approval of the Reorganization Agreement and the reorganization contemplated therein, the term "majority of the outstanding shares" of Emerald or an Emerald Fund means more than 50% of the outstanding shares of Emerald or the particular Emerald Fund, as applicable. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

     The approval of the Interim Advisory Agreements by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 1 -- Approval of the Interim Agreements-approval of Emerald's Board of Trustees." The approval of the Reorganization Agreement by the Board of Trustees of Emerald is discussed above under "Information Relating to Proposal 2 -- Approval of the Reorganization Agreement -Emerald Board Consideration." The Reorganization Agreement was approved by the Board of Trustees of Nations at a meeting held on January 16, 1998.

     As of March 12, 1998, the officers and Trustees of Emerald as a group owned less than 1% of any of the Emerald Funds. As of March 12, 1998, the officers and Trustees of Nations as a group owned less than 1% of any of the Nations Funds, except that individually, Charles Walker, a Nations Trustee, owns 1.03% of the Investor B Class of shares in Florida Municipal Bond Fund. Table IV(A) shows the name, address and share ownership of each person known to Emerald to have beneficial or record ownership with respect to 5% or more of a class of an Emerald Fund as of March 12, 1998. Table IV(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of March 12, 1998.


                                  TABLE IV(A)



                                                        Class; Amount of   Percentage   Percentage    Percentage
                               Name and                  Shares Owned;         of           of         of Fund
Emerald Fund                   Address                 Type of Ownership      Class        Fund      Post-Closing
--------------- ------------------------------------- ------------------- ------------ ------------ -------------
Balanced Fund   BBTC N.A. Trst BBI & Its Affiliates   Institutional:          17.92%       16.08%        6.82%
                401H Plan                             1,093,483 Shares;
                Attn: Income Collections              Record Holder
                P.O. Box 40200
                Jacksonville, FL 32203-0200

                                                         Class; Amount of   Percentage   Percentage    Percentage
                               Name and                   Shares Owned;         of           of         of Fund
Emerald Fund                   Address                  Type of Ownership      Class        Fund     Post-Closing
-------------- --------------------------------------- ------------------- ------------ ------------ -------------
               BBTC N.A.                               Institutional:          19.37%       17.38%        7.42%
               Trst BB of FL Emp Disability Pl & Tr    1,189,106 Shares;
               Attn: Income Collections                Record Holder
               P.O. Box 40200
               Jacksonville, FL 32203-0200

               Barnett Banks Trust Company N.A.        Institutional:           6.92%        6.21%        2.63%
               for Disability Pl & Employee Barnett    422,507 Shares;
               Attn: Income Collections                Record Holder
               P.O. Box 40200
               Jacksonville, FL 32203-0200

               Barnett Banks Trust Company N.A.        Institutional:          12.63%       11.34%        4.81%
               FBO Barnett Emp Savings & Thrift        770,966 Shares;
               Plan                                    Record Holder
               Attn: Income Collections
               P.O. Box 40200
               Jacksonville, FL 32203-0200

               Corelink Financial Inc.                 Institutional:          11.51%       10.33%        4.38%
               P.O. Box 4054                           702,590 Shares;
               Concord, CA 94524                       Record Holder

Equity         BBTC N.A.                               Institutional:          28.14%       22.90%       13.66%
               Trst Barnett Employee Svgs and Thrift   3,954,801 Shares;
               Plan                                    Record Holder
               Attn: Income Collections
               P.O. Box 40200
               Jacksonville, FL 32203-0200

               BBTC N.A.                               Institutional:          16.99%       13.83%        8.25%
               Trst Retirement Pl & Tr of              2,387,925 Shares;
               BBI & Affiliates                        Record Holder
               Attn: Income Collections
               P.O. Box 40200
               Jacksonville, FL 32203-0200

               Corelink Financial Inc.                 Institutional:           5.20%        4.23%        2.52%
               P.O. Box 4054                           730,795 Shares;
               Concord, CA 94524                       Record Holder

               Wendel & Co.                            Retail:                  6.10%        1.13%         .67%
               c/o Bank of New York Mutual FD          195,925 Shares;
               Reorg Dpt.                              Record Holder
               P.O. Box 1066 Wall Street Station
               New York, NY 10268

                                                               Class; Amount of   Percentage   Percentage    Percentage
                                     Name and                   Shares Owned;         of           of         of Fund
Emerald Fund                         Address                  Type of Ownership      Class        Fund     Post-Closing
-------------------- --------------------------------------- ------------------- ------------ ------------ -------------
Equity Value         BBTC N.A.                               Institutional:           5.29%        4.05%        0.00%
                     Trst Winderweedle Haines                69,174 Shares;
                     Ward & Woodman                          Record Holder
                     Profit Sharing Plan
                     Attn: Income Collections
                     P.O. Box 40200
                     Jacksonville, FL 32203-0200

Florida Tax-Exempt   Barnett Banks Trust Company N.A.        Institutional:           9.20%        2.91%        2.14%
Fund                 FBO                                     329,246 Shares;
                     Gene J. Dodson                          Record Holder
                     Attn: Income Collections
                     P.O. Box 40200
                     Jacksonville, FL 32203-0200

                     National Financial Services             Retail:                 71.14%       48.66%       35.86%
                     Corporation for the Exclusive           5,508,930 Shares;
                     Benefit of Our Customers                Record Holder
                     P. O. Box 3908
                     Church Street Station
                     New York, NY 10008

Managed Bond         Barnett Banks Trust Company N.A.        Institutional:           8.45%        8.17%         .45%
                     Barnett Employee Thrift & Savings       789,178 Shares;
                     Attn: Income Collections                Record Holder
                     P.O. Box 40200
                     Jacksonville, FL 32203-0200

                     Barnett Banks Trust Company N.A.        Institutional:           8.54%        8.26%         .46%
                     Trst of North Florida Foundation Inc.   797,905 Shares;
                     Attn: Income Collections                Record Holder
                     P.O. Box 40200
                     Jacksonville, FL 32203-0200

                     National Financial Services             Retail:                  6.08%        0.20%        0.00%
                     Corporation for the Exclusive           19,448 Shares;
                     Benefit of Our Customers/FBO            Record Holder
                     John C. Agent
                     2937 South Atlantic Ave 1603
                     Daytona Beach, FL 32118

Short-Term Fixed     Barnett Bank N.A.                       Institutional:           5.09%        4.86%        1.03%
Income               Cust Florida Bar Fdn Coa                493,936 Shares;
                     P.O. Box 40200                          Record Holder
                     Jacksonville, FL 32203-0200

                                                  Class; Amount of   Percentage   Percentage    Percentage
                           Name and                Shares Owned;         of           of         of Fund
Emerald Fund                Address              Type of Ownership      Class        Fund     Post-Closing
-------------- -------------------------------- ------------------- ------------ ------------ -------------
               National Financial Services      Retail:                  6.33%        0.28%        0.00%
               Corporation for the Exclusive    27,936 Shares;
               Benefit of Our Customers         Record Holder
               Evergreen Club Inc.
               4225 SW Bimini Circle
               Palm City, FL 34990

               National Financial Services      Retail:                  5.10%        0.22%        0.00%
               Corporation for the Exclusive    22,504 Shares;
               Benefit of Our Customers         Record Holder
               Wild Brothers Inc.
               3111 Old Edwards Rd.
               Ft. Pierce, FL 34981

Tax Exempt     Barnett Banks Trust Company NA   Institutional:            100%       63.86%        4.45%
               Funds Management                 119,661,410
               Attn: Bill Lendzian              Shares;
               P.O. Box 40200                   Record Holder
               Jacksonville, FL 32203-0200

               Barnett                          Service:                97.94%        0.29%        0.00%
               M/C576-1215 Investment Ops       547,955 Shares;
               Mutual Funds Desk                Record Holder
               P.O. Box 45147
               Jacksonville, FL 32232-5147

               National Financial Services      Retail:                 99.89%       35.80%        0.00%
               Corporation for the Exclusive    67,083,709
               Benefit of Our Customers         Shares;
               P. O. Box 3752                   Record Holder
               Church Street Station
               New York, NY 10008-3752

                                  TABLE IV(B)



                                                     Class; Amount of    Percentage   Percentage    Percentage
                              Name and                 Shares Owned;         of           of         of Fund
Emerald Fund                   Address               Type of Ownership      Class        Fund      Post-Closing
----------------- -------------------------------- -------------------- ------------ ------------ -------------
Balanced Assets   The Bank of New York TTEE        Primary A:               30.52%        5.01%        2.93%
                  Hitachi Semiconductors Pension   521,836.385 Shares;
                  Plan                             Record Holder
                  Attn: Stella Brown
                  One Wall Street 12th Floor
                  New York, NY 10286

                                                          Class; Amount of     Percentage   Percentage    Percentage
                                 Name and                  Shares Owned;           of           of         of Fund
Emerald Fund                      Address                Type of Ownership        Class        Fund     Post-Closing
-------------------- -------------------------------- ----------------------- ------------ ------------ -------------
                     NationsBank Of Texas NA          Primary A:                  26.58%        4.43%        2.55%
                     Attn: Adrian Castillo            454,537.725 Shares;
                     1401 Elm Street 11th Floor       Record Holder
                     Dallas, TX 75202-2911

                     Bankers Trust FBO                Primary A:                  15.80%        2.63%        1.52%
                     Gardner Denver 192257            270,112.554 Shares;
                     P.O. Box 9014                    Record Holder
                     Church Street Station
                     New York, NY 10008

                     Reliance Trust Co.               Primary A:                  12.65%        2.11%        1.21%
                     P.O. Box 48449                   216,407.497 Shares;
                     Atlanta, GA 30362                Record Holder

                     Carn & Co. 02176101              Primary A:                   6.59%        1.10%         .63%
                     Metal Industries 401K Plan       112,648.360 Shares;
                     Attn: Mutual Funds-Star          Record Holder
                     P.O. Box 96211
                     Washington, DC 20090-6211

                     FTC & Co. TBG                    Primary A:                   5.81%         .97%         .56%
                     Virkler 401K Plan                99,297.337 Shares;
                     U/A DTD 10/13/1997               Record Holder
                     P.O. Box 17748
                     Denver, CO 80217-0748

                     NFSC FEBO # 279-053856           Investor A:                 13.55%        1.81%        1.04%
                     American Industries Trust Comp   185,602.541 Shares;
                     American I Trust Company TTEE    Record Holder
                     U/A 08/22/97
                     5700 NW Central Dr. FL 4
                     Houston, TX 77092-2037

                     DWR Cust For Thomas E Roberts    Investor A:                  7.62%        1.01%         .58%
                     FBO Pooled Account               104,314.459 Shares;
                     VIP Plus PFT Sharing DTD         Record Holder
                     09/08/97
                     2929 Carlisle Suite 250
                     Dallas, TX 75204-1079

Disciplined Equity   NationsBank Of Texas NA          Primary A:                  96.30%       66.21%       26.79%
                     Attn: Adrian Castillo            5,715,241.238
                     1401 Elm Street 11th Floor       Shares;
                     Dallas, TX 75202-2911            Record Holder

                                                               Class; Amount of     Percentage   Percentage    Percentage
                                   Name and                     Shares Owned;           of           of         of Fund
Emerald Fund                        Address                   Type of Ownership        Class        Fund     Post-Closing
------------------- -------------------------------------- ----------------------- ------------ ------------ -------------
                    MAC & Co. A/C MMHF2002032              Investor A:                 35.90%        3.85%        1.56%
                    Memorial Mission Hospital              333,356.538 Shares;
                    Attn: Mutual Funds Operations          Record Holder
                    P.O. Box 3198
                    Pittsburgh, PA 15230-3198

Value               NationsBank Of Texas NA                Primary A:                  80.61%       70.93%       70.16%
                    Attn: Adrian Castillo                  92,886,815.560
                    1401 Elm Street 11th Floor             Shares;
                    Dallas, TX 75202-2911                  Record Holder

                    NationsBank of Texas TTEE              Primary A:                  14.18%       12.47%       12.34%
                    NB 401K Plan                           16,335,792.585
                    U/A DTD 01/01/1983                     Shares;
                    P.O. Box 2518                          Record Holder
                    Houston, TX 77252-2518

                    MAC & Co. A/C MMHF2002032              Investor A:                  7.51%         .42%         .42%
                    Memorial Mission Hospital              554,941.089 Shares;
                    Attn: Mutual Funds Operations          Record Holder
                    P.O. Box 3198
                    Pittsburgh, PA 15230-3198

Florida Municipal   NationsBank Of Texas NA                Primary A:                  99.87%       58.73%       15.47%
Bond                Attn: Adrian Castillo                   2,711,878.177
                    1401 Elm Street 11th Floor             Shares;
                    Dallas, TX 75202-2911                  Record Holder

                    Jacqueline Bailes & Charles E          Investor A:                 64.91%        2.40%         .63%
                    Bailes Jr. & Charles E. Bailes III &   110,819.023 Shares;
                    J D Bailes - Bailes Investment Acct    Record Holder
                    6212 Dartmoor Ct
                    Orlando, FL 32819

                    Eskel K & Patricia E Buckland As       Investor A:                  7.32%         .27%        0.00%
                    Co-Trustees of the Eskel K and         12,500 Shares;
                    Patricia Buckland Living Trust         Record Holder
                    U/A DTD 02/10/95
                    631 SW 6th Street LGV 1001
                    Pompano Beach, FL 33060

                                                      Class; Amount of     Percentage   Percentage    Percentage
                              Name and                  Shares Owned;          of           of         of Fund
Emerald Fund                   Address                Type of Ownership       Class        Fund     Post-Closing
----------------- -------------------------------- ---------------------- ------------ ------------ -------------
                  Harold A Dargel and Phyllis A    Investor A:                 7.25%         .27%        0.00%
                  Dargel Co-TTEES                  12,383.273 Shares;
                  Harold A Dargel Rev TR DTD       Record Holder
                  10-20-89
                  5721 SW 16th Court
                  Plantation, FL 33317-5901

                  NFSC FEBO #X92-083593            Investor A:                 6.01%         .22%        0.00%
                  Joseph G Minde                   10,260.957 Shares;
                  Sarina Achter                    Record Holder
                  8390 Sands Point Blvd
                  Tamarac, FL 33321

                  Arthur W Ihle Trustee            Investor A:                 6.00%         .22%        0.00%
                  Arthur W Ihle Revoc Liv Trust    10,239.713 Shares;
                  DTD 11-21-94                     Record Holder
                  910 Dogwood Dr Apt 447
                  Delray Beach, FL 33483

Strategic Fixed   NationsBank Of Texas NA          Primary A:                 93.16%       91.62%       86.57%
Income            Attn: Adrian Castillo            155,287,576.298
                  1401 Elm Street 11th Floor       Shares;
                  Dallas, TX 75202-2911            Record Holder

                  Bankers Trust Co Cust FBO        Investor A:                 9.60%         .14%         .13%
                  Dimensions Health Corp           230,532.053 Shares;
                  9200 Basil Court Suite 500       Record Holder
                  Landover, MD 20785

                  Mercantile Safe Dep & Trust Co   Investor A:                 8.50%         .12%         .11%
                  TTEE                             204,014.638 Shares;
                  Case Communications Defined      Record Holder
                  Benefit Plan A/C#3400306
                  U/A DTD 05/28/1984
                  766 Old Hammonds Ferry Rd
                  Linthicum, MD 21090

                  Farm Equipment Co of Asheville   Investor A:                 5.20%         .07%        0.00%
                  Inc                              124,849.776 Shares;
                  Profit Sharing Plan & Trust      Record Holder
                  P.O. Box 2745
                  Asheville, NC 28802

                                                       Class; Amount of    Percentage   Percentage    Percentage
                                Name and                Shares Owned;          of           of         of Fund
Emerald Fund                    Address               Type of Ownership       Class        Fund     Post-Closing
------------------- ------------------------------- --------------------- ------------ ------------ -------------
Short Term Income   NationsBank Of Texas NA         Primary A:                93.97%       88.84%        70.08%
                    Attn: Adrian Castillo              34,560,491.002
                    1401 Elm Street 11th Floor      Shares;
                    Dallas, TX 75202-2911           Record Holder

                    Bankers Trust Co Cust FBO       Investor A:               26.40%         .92%          .73%
                    Dimensions Health Corp          359,123.26 Shares;
                    9200 Basil Court Suite 500      Record Holder
                    Landover, MD 20785
                    Michael D Shea                  Investor A:                6.93%         .24%          .19%
                    4770 South Atlanta Road         94,200.249 Shares;
                    Smyrna, GA 30080                Record Holder

                    DWR Cust For Thomas J Klug      Investor A:                6.83%         .24%          .19%
                    MD                              92,943.659 Shares;
                    FBO Thomas J Klug               Record Holder
                    VIP Plus Mon Purch Pl DTD
                    02/02/98
                    1802 S Parkwood
                    Harlinger, TX 78550-8035

                    Roger W Sant                    Investor A:                6.66%         .23%          .18%
                    1001 N 19th Street Suite 2000   90,655.115 Shares;
                    Arlington, VA 22209-0000        Record Holder

                    Southern Gas Association        Investor A:                6.20%         .22%          .17%
                    Investment Fund                 84,316.469 Shares;
                    Attn: Dotty Thornhill           Record Holder
                    3030 LBJ Freeway #1300 LB 60
                    Dallas, TX 75234

Tax Exempt          NationsBank Of Texas NA         Primary A:                95.91%       76.31%        70.99%
                    Attn: Adrian Castillo           1,909,434,735.57
                    1401 Elm Street 11th Floor      Shares;
                    Dallas, TX 75202-2911           Record Holder

                    H J Freede                      Daily Shares:             15.17%        0.00%         0.00%
                    Operating Account                   1,774,869.75
                    430 NW 13th St                  Shares;
                    Oklahoma City, OK 73103-3711    Record Holder

                    Arkansas Valley Petroleum       Daily Shares:             14.15%        0.00%         0.00%
                    Attn: Karen                         1,655,447.38
                    8316 E 73rd St                  Shares;
                    Tulsa, OK 74133-2926            Record Holder

                                                    Class; Amount of    Percentage   Percentage    Percentage
                            Name and                  Shares Owned;         of           of         of Fund
Emerald Fund                 Address                Type of Ownership      Class        Fund     Post-Closing
-------------- ---------------------------------- -------------------- ------------ ------------ -------------
               National Financial For the         Daily Shares:            10.16%        0.00%        0.00%
               Exclusive Benefit of Our           1,189,534.68
               Customers                          Shares;
               200 Liberty St                     Record Holder
               1 World Financial Ctr
               Attn: Mutual Funds 5th Flr
               New York, NY 10281

               L D Supply, Inc                    Daily Shares:             6.58%        0.00%        0.00%
               P.O. Box 12070                     770,513.15 Shares;
               Wichita, KS 67277-2070             Record Holder

               H J Freede Inc                     Daily Shares:             6.51%        0.00%        0.00%
               430 NW 13th St                     761,448.97 Shares;
               Oklahoma City, OK 73103-3711       Record Holder

               Autocraft Industries Inc           Daily Shares:             5.72%        0.00%        0.00%
               Fred Jones Manufacturing Co        669,733.98 Shares;
               Attn Maya Balan                    Record Holder
               123 S Hudson Ave
               Oklahoma City, OK 73102-5050

               David O Cordell                    Daily Shares:             5.24%        0.00%        0.00%
               1805 Drury Ln                      613,777.070 Shares;
               Oklahoma City, OK 73116-5311       Record Holder

               Fred Jones Ford of Oklahoma City   Daily Shares:             5.20%        0.00%        0.00%
               Finance & Real Estate Division     608,329.98 Shares;
               123 S. Hudson Ave                  Record Holder
               Oklahoma City, OK 73102-5020

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

     Nations and Emerald have been advised by NationsBank that the shares of each Emerald Fund over which NationsBank and its affiliates have voting power may be voted: by NationsBank itself in its capacity as fiduciary; by NationsBank pursuant to instructions from underlying beneficial holders; or by one or more independent fiduciaries. In certain cases, NationsBank and its affiliates may have the power to vote, as record holder of Emerald Fund shares, 50% or more of the outstanding shares of an Emerald Fund.

     Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Interim Agreements and/or the Reorganization Agreement are not received by one or more of the Emerald Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are present and voting at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Emerald Funds (but not the other Emerald Funds) on some or all matters before any such adjournment(s) if sufficient votes have been received for approval. A quorum is constituted with respect to Emerald or an Emerald Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Emerald or the Emerald Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will not be treated as shares that are present at the Meeting and, accordingly, could make it more difficult to obtain the requisite approvals.

     Annual Meetings and Shareholder Meetings. Neither Nations nor Emerald presently intends to hold annual meetings of shareholders for the election of trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Emerald or Nations have the right to call a meeting of shareholders.


                     ADDITIONAL INFORMATION ABOUT NATIONS

     Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1997, as supplemented through the date hereof copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

     Information included in this Proxy/Prospectus concerning Nations was provided by Nations.


                     ADDITIONAL INFORMATION ABOUT EMERALD

     Additional information about the Emerald Funds is included in their prospectuses and statements of additional information, dated April 1, 1997 as supplemented through the date hereof and redated March 25, 1998, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Emerald at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Emerald can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Emerald listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy/Prospectus concerning Emerald was provided by Emerald.


                             FINANCIAL STATEMENTS

     The unaudited financial statements and financial highlights for shares of the Nations Funds for the semi-annual period ended September 30, 1997 are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The audited financial statements and financial highlights for shares of the Emerald Funds for the annual period ended November 30, 1997 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus.

     The annual financial statements and financial highlights of the Nations Funds which have been audited by Price Waterhouse LLP, independent accountants as stated in their reports thereon, also are incorporated by reference or included in such prospectuses and statements of additional information, and have been incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     The audited financial statements and financial highlights of the Nations Funds as of and for the year ended March 31, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the report of Price Waterhouse LLP, independent accountants, which is also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

     The audited financial statements and financial highlights of the Emerald Funds for the year ended November 30, 1997, have been incorporated by reference herein and in the statement of additional information in reliance upon the KPMG Peat Marwick LLP, independent auditors, which have also been incorporated by reference herein, upon the authority of such firm as experts in accounting and auditing.


                                OTHER BUSINESS

     Emerald's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to Emerald or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.


                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE.

     EMERALD WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS NOVEMBER 30, 1997 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: EMERALD FUNDS 3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035 OR BY TELEPHONE AT 1-800-637-3759.

                                  APPENDIX I
                   INTERIM INVESTMENT ADVISORY AGREEMENTS AND
                         INTERIM SUB-ADVISORY AGREEMENT

                         INVESTMENT ADVISORY AGREEMENT

                     (Equity Fund, Short-Term Fixed Income
                Fund, U.S. Government Securities Fund, Florida
          Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund,
                 Managed Bond Fund, International Equity Fund,
             Equity Value Fund, Prime Advantage Institutional Fund
                  and Treasury Advantage Institutional Fund)


     AGREEMENT made as of January 9, 1998 between EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), and BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and other services to the Trust for certain of the Trust's portfolios, including its Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund ("the Funds") and the Investment Adviser is willing to so furnish such services;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     (a) The Trust hereby appoints the Investment Adviser to act as investment adviser to the Trust's Equity Fund, Short-Term Fixed Income Fund, U.S. Government Securities Fund, Florida Tax-Exempt Fund, Small Capitalization Fund, Balanced Fund, Managed Bond Fund, International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     (b) In the event that the Trust establishes one or more portfolios other than the Funds with respect to which it desires to retain the Investment Adviser to act as investment adviser hereunder, it shall notify the Investment Adviser in writing. If the Investment Adviser is willing to render such services under this Agreement it shall notify the Trust in writing whereupon such portfolio shall become a Fund hereunder and shall be subject to the provisions of this Agreement to the same extent as the Funds named above in subparagraph (a) except to the extent that said provisions (including those relating to the compensation payable by the Fund to the Investment Adviser) are modified with respect to such Fund in writing by the Trust and the Investment Adviser at the time.

     (c) It is understood that the Investment Adviser may from time to time employ or associate with such person or persons as the Investment Adviser may believe to be particularly fitted to assist it in the performance of this Agreement with respect to the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund; provided, however, that the compensation of such person or persons shall be paid by the Investment Adviser. In addition, notwithstanding any such employment or association, the Investment Adviser shall itself (i) in the case of all such Funds (A) establish and monitor general investment criteria and policies for such Funds, (B) review and analyze on a periodic basis such Funds' portfolio holdings and transactions in order to determine their appropriateness in light of such Funds' shareholder base, and (C) review and analyze on a periodic basis the policies established by any sub-adviser for such Funds with respect to the placement of orders for the purchase and sale of portfolio securities; and (ii) in the case of the International Equity Fund and Equity Value Fund (D) provide for the investment of such Funds' cash balances to the extent not provided for by any sub-adviser, (E) review, monitor, analyze and report to the Board of Trustees on the performance of any sub-adviser, (F) recommend, either in its sole discretion or in conjunction with any sub-adviser, potential changes in investment policy, (G) furnish to the Board of Trustees or any sub-adviser reports, statistics and economic information as may be requested, (H) review investments in such Funds on a periodic basis for compliance with such Funds' investment objectives, policies and restrictions as stated in their Prospectuses; and (I) review jointly with any sub-adviser country and regional investment allocation guidelines for such Funds, as well as investment hedging guidelines, if any. Subject to the foregoing, it is agreed that investment advisory services to the International Equity Fund, Equity Value Fund,

Prime Advantage Institutional Fund or Treasury Advantage Institutional Fund may be provided by a sub-investment adviser (the "Sub-Adviser") pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act (the "Sub-Advisory Agreement").


 2. Delivery of Documents.

     The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

     (a) The Trust's Agreement and Declaration of Trust, as filed with the State Secretary of the Commonwealth of Massachusetts on March 16, 1988, and any amendments thereto (such Agreement and Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

     (b) The Trust's Code of Regulations and any amendments thereto;

     (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

     (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto;

     (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended ("1933 Act") (File No. 33-20658) and under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto; and

     (f) The most recent prospectuses of the Funds (such prospectuses together with the related statement of additional information, as presently filed with the Securities and Exchange Commission and all amendments and supplements thereto, are herein called "Prospectuses").

     The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing, if any.


 3. Services.

     Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will be responsible for the management of, and will provide a continuous investment program for, the investment portfolio of each Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Funds. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each of the Funds. The Investment Adviser will provide the services rendered by it under this Agreement in accordance with each Fund's investment objective, policies and restrictions as stated in the Prospectus for each Fund and resolutions of the Trust's Board of Trustees. Without limiting the generality of the foregoing, the Investment Adviser is hereby specifically authorized to invest and reinvest the assets of a Fund, in its discretion as investment adviser, in (i) variable amount demand notes of corporate borrowers held by the Investment Adviser for the investment of monies held by the Investment Adviser in its capacity as fiduciary, agent and custodian and (ii) securities of other investment companies whether or not the same are advised or managed by the Investment Adviser or another affiliated person of the Trust. The Investment Adviser further agrees that it will:

     (a) Establish and monitor investment criteria and policies for each Fund;

     (b) Update each Fund's cash availability throughout the day as required;

     (c) Maintain historical tax lots for each portfolio security held by the Funds;

     (d) Transmit trades to the Trust's custodian for proper settlement;

     (e) Maintain all books and records with respect to each Fund's securities transactions;

     (f) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

     (g) Prepare a quarterly broker security transaction summary and monthly security transaction listing for each Fund.

 4. Other Covenants.

     The Investment Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to seek on behalf of the Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Investment Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Funds and other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. The Investment Adviser is authorized, subject to the prior approval of the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser to the Funds. In addition, the Investment Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Investment Adviser or the Trust's principal underwriter), provided that the Investment Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Investment Adviser, the Trust's principal underwriter, or any affiliated person of either the Trust, the Investment Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates. When the Investment Adviser makes investment recommendations for a Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's account are customers of the commercial department of any of the Investment Adviser's affiliates. In dealing with commercial customers, the Investment Adviser's affiliates will not inquire or take into consideration whether securities of those customers are held by the Funds.


 5. Services Not Exclusive.

     The services furnished by the Investment Adviser hereunder are deemed not to be exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Investment Adviser to be suitable for two or more accounts managed by the Investment Adviser, the available securities or investments may be allocated in a manner believed by the Investment Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.


 6. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for each Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

 7. Expenses.

     During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or sold for the Funds. In addition, if in any fiscal year the aggregate expenses of the Equity Fund, U.S. Government Securities Fund or Florida Tax-Exempt Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitations of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fee hereunder with respect to such Fund bears to the total fee otherwise payable for the fiscal year by the Trust pursuant to this Agreement and the administration agreement between the Trust and its administrator with respect to such Fund. With respect to the other Funds, if in any fiscal year the aggregate expenses of any Fund (as defined under the securities regulations of any state having jurisdiction over such Fund) exceed the expense limitation of any such state, the Trust may deduct from the fees to be paid hereunder, or the Investment Adviser will bear, to the extent required by state law, that portion of the excess which bears the same relation to the total of such excess as the Investment Adviser's fees hereunder with respect to the Fund bears to the total fees otherwise payable with respect to such Fund for the fiscal year by the Trust hereunder and under the administration agreement between the Trust and its administrator. The Investment Adviser's obligation is not limited to the amount of its fees hereunder. Such deduction or payment, if any, will be estimated and accrued daily and paid on a monthly basis.


 8. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser, and the Investment Adviser will accept as full compensation therefor from the Trust, a fee, computed daily and payable monthly, at the following annual rates of the average daily net assets of each respective Fund as follows: Equity Fund -- 0.60%; Short-Term Fixed Income Fund -- 0.40%; U.S. Government Securities Fund -- 0.40%; Florida Tax-Exempt Fund -- 0.40%; Small Capitalization Fund -- 1.00%; Balanced Fund -- 0.60%; Managed Bond Fund -- 0.40%; International Equity Fund -- 1.00%; Equity Value Fund -- 0.60%; Prime Advantage Institutional Fund -- 0.10%; and Treasury Advantage Institutional Fund -- 0.10%. Such respective fee as is attributable to each Fund shall be a separate charge to such Fund and shall be the several (and not joint or joint and several) obligation of each such Fund. The fees payable by a Fund under this Section 8 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as such Fund's shareholders approve the payment to the Investment Adviser. If a Fund's shareholders do not approve the payment to the Investment Adviser of such fees for such period, the balance in the escrow account shall be paid to the Fund.


 9. Limitation of Liability.

     The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 10. Duration and Termination.

     This Agreement shall become effective as of the date hereof with respect to the Funds listed in Section 1(a) hereof, and with respect to any additional Fund, on the date of receipt by the Trust of notice from the Investment Adviser in accordance with Section 1(b) hereof that the Investment Adviser is willing to serve as investment adviser with respect to such Fund, provided that this Agreement (as supplemented by the terms specified in any notice and agreement pursuant to Section 1(b) hereof) shall have been approved by the shareholders of such additional Fund in accordance with the requirements of the 1940 Act. Unless sooner terminated as provided herein, this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of a Fund on or before such date, shall continue in effect as to that Fund for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect as to a particular Fund for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. Notwithstanding the foregoing, this Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund), or by the Investment Adviser, on sixty days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 11. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective as to a particular Fund (in the case of the International Equity Fund, Equity Value Fund, Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, only to the extent required by the 1940 Act) until approved by vote of a majority of the outstanding voting securities of such Fund.


 12. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law.


 13. Names.

     The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                         EMERALD FUNDS
Attest:                  (a Massachusetts business trust)
/s/ JEFFREY A. DALKE     By /s/       JOHN G. GRIMSLEY
[Seal]
Attest:                  BARNETT CAPITAL ADVISORS, INC.
                         By /s/       JACK A. ABLIN
[Seal]

                         INVESTMENT ADVISORY AGREEMENT

                               (Tax-Exempt Fund)


     AGREEMENT made as of January 9, 1998, between EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), and BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory and other services to the Trust for its Tax-Exempt Fund portfolio (the "Fund"), and the Investment Adviser is willing to so furnish such services;

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     The Trust hereby appoints the Investment Adviser to provide the investment advisory and other services set forth herein to the Trust for its Tax-Exempt Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.


 2. Subcontractors.

     It is understood that the Investment Adviser will from time to time employ or associate with such person or persons as the Investment Adviser may believe to be particularly fitted to assist it in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Investment Adviser. In addition, notwithstanding any such employment or association, the Investment Adviser shall itself (a) establish and monitor general investment criteria and policies for the Fund, (b) review and analyze on a periodic basis the Fund's portfolio holdings and transactions in order to determine their appropriateness in light of the Fund's shareholder base, and (c) review and analyze on a periodic basis the policies established by any sub-adviser for the Fund with respect to the placement of orders for the purchase and sale of portfolio securities. Without limiting the generality of the foregoing, it is agreed that investment advisory services to the Fund shall be provided by a sub-investment adviser (the "SubAdviser") pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act (the "Sub-Advisory Agreement").


 3. Delivery of Documents.

     The Trust has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

     (a) The Trust's Agreement and Declaration of Trust, as filed with the State Secretary of the Commonwealth of Massachusetts on March 16, 1988, and any amendments thereto (such Agreement and Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

     (b) The Trust's Code of Regulations and any amendments thereto;

     (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Investment Adviser and approving this Agreement;

     (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto;

     (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended ("1933 Act") (File No. 33-20658) and under the 1940 Act as filed with the Securities and Exchange Commission on March 21, 1988 and any amendments thereto; and

     (f) The most recent prospectus of the Fund (such prospectus together with the related statement of additional information, as presently in effect and all amendments and supplements thereto, are herein called "Prospectus").

     The Trust will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing, if any.

 4. Services.

     Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will be responsible for the management of, and will provide a continuous investment program for, the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Investment Adviser will provide the services rendered by it under this Agreement in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. Without limiting the generality of the foregoing, the Investment Adviser is hereby specifically authorized to invest and reinvest the assets of the Fund, in its discretion as investment adviser, in (i) variable amount demand notes of corporate borrowers held by the Investment Adviser in its capacity as fiduciary, agent and custodian and (ii) securities of other investment companies whether or not the same are advised or managed by the Investment Adviser or another affiliated person of the Trust. The Investment Adviser further agrees that it will:

      (a) Establish and monitor general investment criteria and policies for the Fund;

      (b) Update the Fund's cash availability throughout the day as required;

      (c) Maintain historical tax lots for each portfolio security held by the Fund;

      (d) Transmit trades to the Trust's custodian for proper settlement;

      (e) Maintain appropriate books and records with respect to the Fund's securities transactions;

      (f) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

      (g) Prepare a quarterly broker security transaction summary and, if requested in advance, monthly security transaction listing for the Fund.


 5. Other Covenants.

     The Investment Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Investment Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Fund and other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. The Investment Adviser is authorized, subject to the prior approval of the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser to the Fund. In addition, the Investment Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Investment Adviser, Sub-Adviser or the Trust's principal underwriter), provided that the Investment Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Investment Adviser, Sub-Adviser, the Trust's principal underwriter, or any affiliated person of either the Trust, the Investment Adviser, Sub-Adviser or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates. When the Investment Adviser makes investment recommendations for the Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's account are customers of the commercial department of any of the Investment Adviser's affiliates. In dealing with commercial customers, the Investment Adviser's affiliates will not inquire or take into consideration whether securities of those customers are held by the Fund.


 6. Services Not Exclusive.

     The services furnished by the Investment Adviser hereunder are deemed not to be exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Investment Adviser to be suitable for two or more accounts managed by the Investment Adviser, the available securities or investments may be allocated in a manner believed by the Investment Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for or disposed of by the Fund.



 7. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.


 8. Expenses.

     During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased or sold for the Fund. In addition, if in any fiscal year the aggregate expenses of the Fund (as defined under the securities regulations of any state having jurisdiction over the Fund) exceed the expense limitations of any such state, the Investment Adviser will reimburse the Trust, to the extent required by state law, for 50% of such excess expenses of the Fund. The Investment Adviser's obligation is not limited to the amount of its fees hereunder. Such reimbursement, if any, will be estimated and accrued daily and paid on a monthly basis.


 9. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser, and the Investment Adviser will accept as full compensation therefor from the Trust, a fee, computed daily and payable monthly, at the annual rate of .25% of the average daily net assets of the Fund. Such fee shall be a separate charge to the Fund and shall be the several (and not joint or joint and several) obligation of the Fund. The fees payable by the Fund under this Section 9 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as the Fund's shareholders approve the payment of such fees to the Investment Adviser. If the Fund's shareholders do not approve the payment to the Investment Adviser of such fees for such period, the balance in the escrow account shall be paid to the Fund.


 10. Limitation of Liability.

     The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 11. Duration and Termination.

     This Agreement shall become effective as of the date hereof. Unless sooner terminated as provided herein, this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of the Fund on or before such date, shall continue in effect for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by the Investment Adviser, on sixty days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 12. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective until approved by vote of a majority of the outstanding voting securities of the Fund.


 13. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by New York law.


 14. Names.

     The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                         EMERALD FUNDS
                         (a Massachusetts business trust)
Attest:
 /s/ JEFFREY A. DALKE    By /s/       JOHN G. GRIMSLEY
[Seal]
Attest:                  BARNETT CAPITAL ADVISORS, INC.
                         By /s/        JACK A. ABLIN
[Seal]

                       SUB-INVESTMENT ADIVSORY AGREEMENT

                               (Tax-Exempt Fund)


     AGREEMENT made as of January 9, 1998 between BARNETT CAPITAL ADVISORS, INC., a wholly-owned indirect subsidiary of Barnett Banks, Inc. (herein called the "Adviser"), and RODNEY SQUARE MANAGEMENT CORPORATION, a Delaware corporation (herein called the "Sub-Adviser").

     WHEREAS, EMERALD FUNDS, a Massachusetts business trust (herein called the "Trust"), is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, pursuant to an Investment Advisory Agreement by and between the Trust and the Adviser (herein called the "Investment Advisory Agreement"), the Adviser has agreed to furnish investment advisory services to the Trust with respect to its Tax-Exempt Fund investment portfolio (the "Fund"); and

     WHEREAS, the Investment Advisory Agreement authorizes the Adviser to sub-contract investment advisory services with respect to the Fund to the Sub-Adviser pursuant to a sub-advisory agreement agreeable to the Trust and approved in accordance with the provisions of the 1940 Act; and

     WHEREAS, this Agreement has been so approved, and the Sub-Adviser is willing to furnish sub-advisory services to the Fund upon the terms and conditions herein set forth;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:


 1. Appointment.

     The Adviser hereby appoints the Sub-Adviser to act as sub-investment adviser to the Trust's Tax-Exempt Fund for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.


 2. Services of Sub-Adviser.

     Subject to the oversight and supervision of the Adviser and the Trust's Board of Trustees, the Sub-Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Fund. The Sub-Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Sub-Adviser will provide the services rendered by it under this Agreement in accordance with the investment criteria and policies established from time to time for the Fund by the Adviser, the Fund's investment objective, policies and restrictions as stated in the Trust's Prospectus and Statement of Additional Information for the Fund, and resolutions of the Trust's Board of Trustees.

     The Sub-Adviser further agrees that it will:

     (a) Provide information to the Fund's accountant for the purpose of updating the Fund's cash availability throughout the day as required;

     (b) Maintain historical tax lots for each portfolio security held by the Fund;

     (c) Transmit trades to the Trust's custodian for proper settlement;

     (d) Maintain all books and records with respect to the Fund that are required to be maintained under Rule 31a-1(f) under the 1940 Act;

     (e) Supply the Trust and its Board of Trustees with reports, statistical data and economic information as requested; and

     (f) Prepare a quarterly broker security transaction summary and, if requested in advance, monthly security transaction listing for the Fund.


 3. Other Covenants.

     The Sub-Adviser agrees that it:

     (a) will comply with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with other applicable law;

     (b) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

     (c) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund or other accounts over which the Sub-Adviser or an affiliate of the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized, subject to the prior approval of the Adviser and the Trust's Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to the Fund. In addition, the Sub-Adviser is authorized to take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Adviser, Sub-Adviser or the Trust's principal underwriter), provided that the Sub-Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, Sub-Adviser, the Trust's principal underwriter or any affiliated person of either the Trust, the Adviser, Sub-Adviser, or the principal underwriter, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission; and

     (d) will maintain a policy and practice of conducting its sub-investment advisory services hereunder independently of its, and any of its affiliates', commercial banking operations. When the Sub-Adviser makes investment recommendations for the Fund, its investment advisory personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Fund's account are customers of its, or any of its affiliates', commercial department. In dealing with commercial customers, the commercial department of the Sub-Adviser, or any of its affiliates, will not inquire or take into consideration whether securities of those customers are held by the Fund.


 4. Services Not Exclusive.

     The services furnished by the Sub-Adviser hereunder are deemed not to be exclusive, and the Sub-Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. To the extent that the purchase or sale of securities or other investments of the same issuer may be deemed by the Sub-Adviser to be suitable for two or more accounts managed by the Sub-Adviser, the available securities or investments may be allocated in a manner believed by the Sub-Adviser to be equitable to each account. It is recognized that in some cases this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for or disposed of by the Fund.


 5. Books and Records.

     In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Fund are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by it under this Agreement.


 6. Expenses.

     During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction costs, if any) purchased or sold for the Fund. In addition, if in any fiscal year the aggregate expenses of the Fund (as defined under the securities regulations of any state having jurisdiction over the Fund) exceed the expense limitations of any such state, the Sub-Adviser will reimburse the Trust, to the extent required by state law, for 50% of such excess expenses of the Fund; provided that to the extent the Adviser reimburses the Trust for such expenses, then the Sub-Adviser will make its reimbursement hereunder to the Adviser instead; and provided further that such reimbursement will not be required to the extent that the Sub-Adviser's fee has been reduced pursuant to Section 7 hereof as a result of reimbursements made by the Adviser to the Trust. The Sub-Adviser's obligation with respect to the Fund is limited to the amount of its fees hereunder from the Fund. Such reimbursement, if any, will be estimated and accrued daily and paid on a monthly basis.


 7. Compensation.

     For the services provided and the expenses assumed pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub-Adviser will accept as full compensation therefor, a fee, computed daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Fund minus such amount, if any, that the Adviser has reimbursed the Trust in the event the aggregate expenses of the Fund exceed the expense limitations of any state having jurisdiction over the Fund. Such fee shall be a separate charge to the Fund and shall be the several (and not joint or joint and several) obligation of the Fund. The fees payable by the Adviser under this Section 7 for the period beginning on the date of this Agreement and ending on the date the shareholders of the Fund approve this Agreement shall be maintained in an interest-bearing escrow account until such time as the Fund's shareholders approve the payment of such fees to the Sub-Adviser. If the Fund's shareholders do not approve the payment to the Sub-Adviser of such fees for such period, the balance in the escrow account shall be paid to the Fund. The Sub-Adviser acknowledges that it shall not be entitled to any further compensation from either the Adviser or the Trust in respect of the services provided and expenses assumed by it under this Agreement.


 8. Limitation of Liability.

     The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except that the Sub-Adviser shall be liable to the Trust for any loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or any loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


 9. Duration and Termination.

     This Agreement will become effective as of the date first above written. Unless sooner terminated as provided herein this Agreement shall continue in effect until May 9, 1998 and, if approved by the shareholders of the Fund on or before such date, shall continue in effect for an additional period ending on November 30, 1998. Thereafter, if not terminated, this Agreement shall automatically continue in effect for successive annual periods ending on November 30, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, by the Adviser or by the Trust (by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the
Fund), on sixty days' written notice to the Sub-Adviser, or by the Sub-Adviser, on sixty days' written notice to the Trust, provided that in each such case, notice shall be given simultaneously to the Adviser. In addition, notwithstanding anything herein to the contrary, in the event of the termination of the Investment Advisory Agreement with respect to the Fund for any reason (whether by the Trust, by the Adviser or by operation of law) this Agreement shall terminate upon the effective date of such termination of the Investment Advisory Agreement. This Agreement will also immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning as such terms have in the 1940 Act.)


 10. Amendment of This Agreement.

     No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective until approved by vote of a majority of the outstanding voting securities of the Fund.


 11. Miscellaneous.

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                        BARNETT CAPITAL ADVISORS, INC.

                                        By: /s/ Jack A. Albin
                                           --------------------------
                                        Title: President



                                        RODNEY SQUARE MANAGEMENT
                                        CORPORATION

                                        By: /s/ Joseph M. Fahey, Jr.
                                           --------------------------
                                        Title: Vice-President

                                  APPENDIX II
                      AGREEMENT AND PLAN OF REORGANIZATION

                     AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 25th day of March, 1998, by and between Nations Fund Trust ("Nations Fund"), a Massachusetts business trust, for itself and on behalf of Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short-Term Income Fund, Nations Strategic Fixed Income Fund, Nations Tax Exempt Fund and Nations Value Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds"), all portfolios of Nations Fund, and Emerald Funds ("Emerald Funds"), a Massachusetts business trust, for itself and on behalf of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and Emerald Tax-Exempt Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), all portfolios of Emerald Funds.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization for each Acquired Fund within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

     In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:


1. REORGANIZATION OF ACQUIRED FUNDS

     1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

     1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

     1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets, and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Emerald Funds to indemnify Emerald Funds Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the Emerald Funds Agreement and Declaration of Trust, as in effect as of the date of this Agreement ("Liabilities"). Without limiting the foregoing, each Acquired Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Emerald Funds' current and former Trustees and officers, acting in their capacities as such, under Emerald Funds' Agreement and Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquired Funds. The Liabilities assumed by Nations Fund on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

     1.4. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Emerald Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

     1.5. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

     1.6. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Emerald Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Emerald Funds shall remain the exclusive responsibility of Emerald Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.

     1.7. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Fund and Emerald Funds, respectively, which are involved in a Reorganization as of a Closing Date.


2. VALUATION

     2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Emerald Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Fund and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Emerald Funds, provided that such determination shall be subject to the approval of Nations Fund. Emerald Funds and Nations Fund agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Emerald Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

     2.1.b. It is understood and agreed that the net asset value of the Fund Assets of the Emerald Tax-Exempt Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Emerald Funds; provided that if the difference between the per share net asset values of the Emerald Tax-Exempt Fund and the corresponding Acquiring Fund equals or exceeds $.0025 on the Applicable Valuation Date, as computed by using market values in accordance with the policies and procedures established by Nations Fund (or as otherwise mutually determined by the Boards of Trustees of Emerald Funds and Nations Fund), either party shall have the right to postpone the Applicable Valuation Date and Closing Date with respect to the Emerald Tax-Exempt Fund until such time as the per share difference is less than $.0025.

     2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.


3. CLOSING(S) AND CLOSING DATE

     3.1. The Closing(s) for the Reorganization(s) shall occur on May 15, 1998, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

     3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Sub-Custodian, pursuant to instruction to be delivered prior to the Closing(s).

     3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Fund and Emerald Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4. With respect to each Acquired Fund, Emerald Funds shall provide Nations Fund and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Emerald Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability, share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

     3.5. Within thirty (30) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Emerald Funds.


4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     4.1. Emerald Funds has called or will call a meeting: (a) of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Emerald Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund and (b) of all shareholders of Emerald Funds to consider and act upon the reorganization of all investment portfolios of Emerald Funds with the Nations Family of Funds. Nations Fund and Emerald Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Fund has furnished or will furnish Emerald Funds with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     4.2. Emerald Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

     4.3. Emerald Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

     4.4. Subject to the provisions hereof, Nations Fund, on its own behalf and on behalf of each Acquiring Fund, and Emerald Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5. Emerald Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Emerald Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Emerald Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Fund, on behalf of each Acquiring Fund, a statement certified by an officer of Emerald Funds of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the reorganization pursuant to Section 381 of the Code.

     4.6. Nations Fund, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the Securities and Exchange Commission ("SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Emerald Funds and the prospectuses of the Acquiring Funds of Nations Fund relating to the transactions contemplated by this Agreement (the "Registration Statement"). Emerald Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

     4.7. As soon after the Closing Date as is reasonably practicable, Emerald Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

     4.8. With respect to each Acquiring Fund, Nations Fund agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

     4.9. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Emerald Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds of Emerald Funds in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.


5. REPRESENTATIONS AND WARRANTIES

     5.1. Nations Fund, on behalf of itself and each Acquiring Fund, represents and warrants to the Emerald Funds as follows:

      5.1.a. Nations Fund was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and is validly existing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund business as currently conducted by Nations Fund and as described in the current prospectuses of Nations Fund; Nations Fund is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

      5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Fund for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Fund's Declaration of Trust or Code of Regulations, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Fund is a party or by which its properties or assets are bound;

      5.1.d. Except as previously disclosed in writing to the Emerald Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Fund's knowledge, threatened against Nations Fund or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Fund or an Acquiring Fund's financial condition or the conduct of their business, and Nations Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

      5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Fund and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

      5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Fund and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Fund and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

      5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Fund with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

      5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Fund, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

      5.1.j. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund as of and for the year ended March 31, 1997, audited by Price Waterhouse LLP, and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund as of and for the six-month period ended September 30, 1997 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of each Acquiring Fund as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied and as of such date there were no Liabilities of any Acquiring Fund known to Nations Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

      5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

      5.1.l. All federal and other tax returns and reports of Nations Fund and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Fund on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

      5.1.m. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

      5.1.n. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

   5.2. Emerald Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Fund as follows:

      5.2.a. Emerald Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald

   Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds business as currently conducted by Emerald Funds and as described in the current prospectuses of Emerald Funds; Emerald Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

      5.2.b. All of the issued and outstanding shares representing units of beneficial interest of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

      5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by Emerald Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Emerald Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

      5.2.d. Except as previously disclosed in writing to Nations Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Emerald Funds' knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and Emerald Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;


      5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended November 30, 1997, audited by KPMG Peat Marwick LLP (copies of which have been or will be furnished to the corresponding Acquiring
   Fund) fairly present, in all material respects, the financial condition of each Acquired Fund as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Emerald Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

      5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

      5.2.g. All federal and other tax returns and reports of Emerald Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Emerald Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Emerald Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

      5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

      5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Emerald Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

      5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

      5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Emerald Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Emerald Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Emerald Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Emerald Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Emerald Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

      5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by Emerald Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Emerald Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

     The obligations of Emerald Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Fund, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring
Fund:

     6.1. All representations and warranties of Nations Fund with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2. Nations Fund, on behalf of each Acquiring Fund, shall have delivered to Emerald Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Fund's President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Emerald Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Fund with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Fund (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

      6.3.a. Nations Fund is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

      6.3.b. each Acquiring Fund is a portfolio of Nations Fund, which is a company duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Declaration of Trust directs the Trustees to manage the affairs of Nations Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Fund's business as described in the current prospectuses of Nations Fund;

      6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Fund and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Fund enforceable against Nations Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

      6.3.e. the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

      6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Fund of the Reorganization with respect to each Acquiring Fund;

      6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Fund, and each Acquiring Fund, do not violate or result in a violation of the Nations Fund Declaration of Trust or Code of Regulations, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Fund is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Fund is now bound or to which it is now a party;

      6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Fund or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Fund or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

      6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Fund or an Acquiring Fund or any of their properties or assets and neither Nations Fund nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

     6.5. With respect to each Acquiring Fund, the Board of Trustees of Nations Fund, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Fund shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to the Trustees and officers of Emerald Funds, covering the actions of the Trustees and officers of Emerald Funds for the period they served as such.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

     The obligations of Nations Fund to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Emerald Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Emerald Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2. Emerald Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Emerald Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Emerald Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

     7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Emerald Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

      7.3.a. Emerald Funds is a duly registered, open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

      7.3.b. each Acquired Fund is a portfolio of Emerald Funds, Emerald Funds is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust provides that the affairs of Emerald Funds shall be managed by the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Emerald Funds' business as described in the current prospectuses of Emerald Funds;

      7.3.c. this Agreement has been duly authorized, executed and delivered by Emerald Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Emerald Funds, enforceable against Emerald Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

      7.3.d. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization by Emerald Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

      7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Emerald Funds, and each Acquired Fund, do not violate or result in a violation of the Emerald Funds' Agreement and Declaration of Trust or Code of Regulations, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Emerald Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Emerald Funds is now bound or to which it is now a party;

      7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Emerald Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and
   (b) there are no contracts or documents relating to Emerald Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and


      7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Emerald Funds or an Acquired Fund or any of their properties or assets and neither Emerald Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     7.4. Nations Fund, on behalf of each Acquiring Fund, shall have received from KPMG Peat Marwick LLP a letter addressed to Nations Fund, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Fund, to the effect that:

      7.4.a. they are independent accountants with respect to Emerald Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

      7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

      7.4.c. on the basis of limited procedures agreed upon by Nations Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Funds appearing in the Registration Statement that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Acquired Funds or from schedules prepared by officers of Emerald Funds having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

     7.5. Emerald Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the period ended November 30, 1997, audited by KPMG Peat Marwick LLP.

     7.6. With respect to each Acquired Fund, the Board of Trustees of Emerald Funds, including a majority of "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired Fund:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest in each Acquired Fund, and the reorganization of Emerald Funds into the Nations Family of Funds shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Emerald Funds, consistent with the provisions of Emerald Funds' Agreement and Declaration of Trust and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of beneficial interest in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Emerald Funds with the Nations Family of Funds.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by

Nations Fund, on behalf of the Acquiring Funds or by Emerald Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

     8.4. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

     8.6. Nations Fund, on behalf of each Acquiring Fund, and Emerald Funds, on behalf of each Acquired Fund, shall have received from Price Waterhouse LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Fund and to Emerald Funds, to the effect that on the basis of limited procedures agreed upon by Nations Fund, on behalf of the Acquiring Funds and Emerald Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement as: (a) "Table II -- Pro Forma Capitalization (as of November 30, 1997)" in the Combined Proxy Statement/Prospectus, (b) "Table III -- Total Expense Information" in the Combined Proxy Statement/Prospectus, (c) "Appendix III -- Expense Summaries of Emerald Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus, and (d) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Fund having responsibility for financial and reporting matters, and were found to be mathematically correct.

     8.7. Nations Fund and Emerald Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Fund and Emerald Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

      8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

      8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

      8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

      8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

      8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

      8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

      8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

      8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

      8.7.j. each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

     8.8. Nations Fund and Emerald Funds shall have received (a) a memorandum addressed to Nations Fund and the Emerald Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Fund pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

     8.9. The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     8.10. Emerald Funds' agreements with each of its service contractors have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

     In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Fund and Emerald Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.


9. BROKERAGE FEES AND EXPENSES

     9.1. Nations Fund, for itself and on behalf of the Acquiring Funds, and Emerald Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. Each party shall be responsible for the payment of all expenses incurred by such party in connection with this Agreement and the transaction contemplated hereby. The parties understand that NationsBanc Advisors, Inc. and/or affiliates shall bear the customary expenses associated with the transactions contemplated by this Agreement.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


11. TERMINATION

     11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

      11.1.a. by the mutual written consent of Nations Fund and Emerald Funds;

      11.1.b. by either Nations Fund or Emerald Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1998, or such other date as may be agreed to by the parties; or

      11.1.c. by either of Nations Fund or the Emerald Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Fund and Emerald Funds, as the case may be, and there shall be no liability for damages on the part of Nations Fund or Emerald Funds or the Trustees or officers of Nations Fund or Emerald Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve either party of its respective obligations pursuant to
Section 9.2 hereof.


12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Fund, acting on behalf of each Acquiring Fund and the authorized officers of Emerald Funds, acting on behalf of the shareholders of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Emerald Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

     At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Emerald Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).


13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

         For Nations Fund, on behalf of itself and each Acquiring Fund:

         Richard H. Blank, Jr.
         Secretary
         c/o Stephens Inc.
         111 Center Street
         Little Rock, Arkansas 72201

         With copies to:

         Robert M. Kurucza and
         Marco E. Adelfio
         Morrison & Foerster LLP
         2000 Pennsylvania Avenue, N.W., Suite 5500
         Washington, D.C. 20006

         For Emerald Funds, on behalf of itself and each Acquired Fund:

         Marshall M. Criser
         McGuire, Woods, Battle & Boothe LLP
         3300 Barnett Center
         50 N. Laura Street, Suite 3400
         Jacksonville, FL 32203

         with copies to:

         Jeffrey A. Dalke
         Drinker Biddle & Reath LLP
         1345 Chestnut Street
         Philadelphia, PA 19107-3496


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

   14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of Nations Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Fund personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund, as provided in its Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Fund as provided in its Declaration of Trust.

     14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

     14.7. The names "Emerald Funds" and "Trustees of Emerald Funds" refer respectively to the trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated March 15, 1988, which is hereby referred to and a copy of which is on file at the Office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of "Emerald Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the trust property, and all persons dealing with any class of shares of the Trust must look solely to the trust property belonging to such class for the enforcement of any claims against the Trust.

     14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.



ATTEST:                              NATIONS FUND TRUST, for itself and on
                                     behalf of each Acquiring Fund
/s/  RICHARD H. BLANK, JR.           By: /s/  A. MAX WALKER
-----------------------------------  ------------------------------------------------
Richard H. Blank, Jr.                A. Max Walker
Secretary                            President and Chairman of the Board of
                                       Trustees
ATTEST:                              EMERALD FUNDS, for itself and on behalf of each
                                     Acquired Fund
                                     By: /s/  JOHN G. GRIMSLEY
-----------------------------------  ------------------------------------------------
                                     John G. Grimsley
                                     President

                                  SCHEDULE A



             Acquired Fund                           Acquiring Fund
---------------------------------------   ------------------------------------
 Emerald Balanced Fund                    Nations Balanced Assets Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Equity Fund                      Nations Disciplined Equity Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Equity Value Fund                Nations Value Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Florida Tax-Exempt Fund          Nations Florida Municipal Bond Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Managed Bond Fund                Nations Strategic Fixed Income Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Short-Term Fixed Income Fund     Nations Short-Term Income Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Investor A Shares

 Emerald Tax-Exempt Fund                  Nations Tax Exempt Fund
     Institutional Shares                   Primary A Shares
     Retail Shares                          Daily Shares
     Service Shares                         Investor A Shares

                                 APPENDIX III

                      Expense Summaries of Emerald Funds
                      and the Corresponding Nations Funds


     The following tables (a) compare the fees and expenses as of November 30, 1997, for the respective Emerald Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a pro forma basis after giving effect to the reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in the Emerald Funds will bear as shareholders of the corresponding Nations Funds. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the respective funds. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.


                                     III-1

                 EMERALD BALANCED FUND -- INSTITUTIONAL SHARES
               NATIONS BALANCED ASSETS FUND -- PRIMARY A SHARES



                                                      Emerald      Nations Balanced   Combined Fund
                                                   Balanced Fund      Assets Fund       Pro Forma
                                                  --------------- ------------------ --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases ....      None             None              None
     Maximum Sales Load Imposed on
      Reinvested Dividends ......................      None             None              None
     Deferred Sales Load ........................      None             None              None
     Redemption Fees ............................      None             None              None
     Exchange Fee ...............................      None             None              None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees ............................       0.60%             0.75%            0.75%
     Other Expenses .............................       0.19%             0.27%            0.26%
                                                  ----------      ------------       ----------
    Total Fund Operating Expenses: ..............       0.79%             1.02%            1.01%
                                                  ==========      ============       ==========

---------
Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                           Emerald      Nations Balanced   Combined Fund
                        Balanced Fund      Assets Fund       Pro Forma
                       --------------- ------------------ --------------
    1 year ...........       $ 8              $ 10             $ 10
    3 years ..........        25                32               32
    5 years ..........        44                56               56
    10 years .........        98               125              124

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-2

                    EMERALD BALANCED FUND -- RETAIL SHARES
               NATIONS BALANCED ASSETS FUND -- INVESTOR A SHARES



                                                      Emerald      Nations Balanced   Combined Fund
                                                   Balanced Fund      Assets Fund       Pro Forma
                                                  --------------- ------------------ --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases ....      None              None             None
     Maximum Sales Load Imposed on
      Reinvested Dividends ......................      None              None             None
     Deferred Sales Load ........................      None              None             None
     Redemption Fees ............................      None              None             None
     Exchange Fee ...............................      None              None             None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets) ....
     Management Fees ............................       0.60%             0.75%            0.75%
     12b-1 Fees .................................       0.25%             0.25%            0.25%
     Shareholder Processing Plan ................       0.25%               --               --
     Other Expenses (after reimbursements)* .....       0.21%             0.27%            0.26%
                                                  ----------             -----            -----
    Total Fund Operating Expenses:
     (after waivers or reimbursements)** ........       1.31%             1.27%            1.26%
                                                  ==========             =====            =====

---------
* Other Expenses (absent reimbursements) would be: 0.22% for Emerald Balanced Fund.

** Total Fund Operating Expenses (absent reimbursements) would be: 1.32% for Emerald Balanced Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                           Emerald      Nations Balanced   Combined Fund
                        Balanced Fund      Assets Fund       Pro Forma
                       --------------- ------------------ --------------
    1 year ...........       $ 13             $ 13             $ 13
    3 years ..........         42               40               40
    5 years ..........         72               70               69
    10 years .........        158              153              152

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-3

                  EMERALD EQUITY FUND -- INSTITUTIONAL SHARES
              NATIONS DISCIPLINED EQUITY FUND -- PRIMARY A SHARES



                                                      Emerald     Nations Disciplined   Combined Fund
                                                    Equity Fund       Equity Fund         Pro Forma
                                                   ------------- --------------------- --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases .....     None              None               None
     Maximum Sales Load Imposed on
       Reinvested Dividends ......................     None              None               None
     Deferred Sales Load .........................     None              None               None
     Redemption Fees .............................     None              None               None
     Exchange Fee ................................     None              None               None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees .............................      0.60%             0.75%              0.75%
     Other Expenses ..............................      0.16%             0.26%              0.25%
                                                   ---------     -------------         ----------
    Total Fund Operating Expenses: ...............      0.76%             1.01%              1.00%
                                                   =========     =============         ==========

---------
Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                          Emerald     Nations Disciplined   Combined Fund
                        Equity Fund       Equity Fund         Pro Forma
                       ------------- --------------------- --------------
    1 year ...........      $ 8               $ 10              $ 10
    3 years ..........       24                 32                32
    5 years ..........       42                 56                55
    10 years .........       94                124               122

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-4

                     EMERALD EQUITY FUND -- RETAIL SHARES
              NATIONS DISCIPLINED EQUITY FUND -- INVESTOR A SHARES



                                                      Emerald     Nations Disciplined   Combined Fund
                                                    Equity Fund       Equity Fund         Pro Forma
                                                   ------------- --------------------- --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases .....     None              None               None
     Maximum Sales Load Imposed on
       Reinvested Dividends ......................     None              None               None
     Deferred Sales Load .........................     None              None               None
     Redemption Fees .............................     None              None               None
     Exchange Fee ................................     None              None               None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets) .....
     Management Fees .............................      0.60%             0.75%              0.75%
     12b-1 Fees ..................................      0.25%             0.25%              0.25%
     Shareholder Processing Plan .................      0.25%               --                 --
     Other Expenses ..............................      0.22%             0.26%              0.25%
                                                   ---------             -----              -----
    Total Fund Operating Expenses: ...............      1.32%             1.26%              1.25%
                                                   =========             =====              =====

---------
Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                          Emerald     Nations Disciplined   Combined Fund
                        Equity Fund       Equity Fund         Pro Forma
                       ------------- --------------------- --------------
    1 year ...........      $ 13              $ 13              $ 13
    3 years ..........        42                40                40
    5 years ..........        72                69                69
    10 years .........       159               152               151

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-5

               EMERALD EQUITY VALUE FUND -- INSTITUTIONAL SHARES
                    NATIONS VALUE FUND -- PRIMARY A SHARES



                                                     Emerald Equity   Nations Value   Combined Fund
                                                       Value Fund          Fund         Pro Forma
                                                    ---------------- --------------- --------------
    Shareholder Transaction Expenses:
      Maximum Sales Load Imposed on Purchases .....      None             None            None
      Maximum Sales Load Imposed on
       Reinvested Dividends .......................      None             None            None
      Deferred Sales Load .........................      None             None            None
      Redemption Fees .............................      None             None            None
      Exchange Fee ................................      None             None            None
    Annual Fund Operating Expenses:
      (as a percentage of average net assets)
      Management Fees (after waivers)* ............        0.55%           0.75%           0.75%
      Other Expenses (after reimbursements)** .....        0.24%           0.21%           0.19%
                                                    -----------      ----------      ----------
    Total Fund Operating Expenses:
      (after waivers and reimbursements)*** .......        0.79%           0.96%           0.94%
                                                    ===========      ==========      ==========

---------
     * Management Fees (absent waivers) would be: 0.60% for Emerald Equity Value Fund.

** Other Expenses (absent reimbursements) would be: 0.33% for Emerald Equity
 Value Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 0.93% for Emerald Equity Value Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                        Emerald Equity   Nations Value   Combined Fund
                          Value Fund          Fund         Pro Forma
                       ---------------- --------------- --------------
    1 year ...........        $ 8             $ 10           $ 10
    3 years ..........         25               31             30
    5 years ..........         44               53             52
    10 years .........         98              118            115

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-6

                  EMERALD EQUITY VALUE FUND -- RETAIL SHARES
                    NATIONS VALUE FUND -- INVESTOR A SHARES



                                                     Emerald Equity   Nations Value   Combined Fund
                                                       Value Fund          Fund         Pro Forma
                                                    ---------------- --------------- --------------
    Shareholder Transaction Expenses:
      Maximum Sales Load Imposed on Purchases .....       None            None            None
      Maximum Sales Load Imposed on
       Reinvested Dividends .......................       None            None            None
      Deferred Sales Load .........................       None            None            None
      Redemption Fees .............................       None            None            None
      Exchange Fee ................................       None            None            None
    Annual Fund Operating Expenses:
      (as a percentage of average net assets)
      Management Fees (after waivers)* ............        0.55%           0.75%           0.75%
      12b-1 Fees ..................................        0.25%           0.25%           0.25%
      Shareholder Processing Plan .................          --              --              --
      Other Expenses (after reimbursements)** .....        0.49%           0.21%           0.19%
                                                          -----           -----           -----
    Total Fund Operating Expenses:
      (after waivers and reimbursements)*** .......        1.54%           1.21%           1.19%
                                                          =====           =====           =====

---------
     * Management Fees (absent waivers) would be .60% for Emerald Equity Value Fund.

** Other Expenses (absent reimbursements) would be: 1.00% for Emerald Equity
 Value Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 2.10% for Emerald Equity Value Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                        Emerald Equity   Nations Value   Combined Fund
                          Value Fund          Fund         Pro Forma
                       ---------------- --------------- --------------
    1 year ...........       $ 16             $ 12           $ 12
    3 years ..........         49               38             38
    5 years ..........         84               66             65
    10 years .........        183              147            144

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-7

            EMERALD FLORIDA TAX-EXEMPT FUND -- INSTITUTIONAL SHARES NATIONS FLORIDA MUNICIPAL BOND FUND -- PRIMARY A SHARES



                                                    Emerald Florida   Nations Florida
                                                       Tax-Exempt     Municipal Bond   Combined Fund
                                                          Fund             Fund          Pro Forma
                                                   ----------------- ---------------- --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases .....       None              None            None
     Maximum Sales Load Imposed on
      Reinvested Dividends .......................       None              None            None
     Deferred Sales Load .........................       None              None            None
     Redemption Fees .............................       None              None            None
     Exchange Fee ................................       None              None            None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)* ............        0.40%             0.40%           0.40%
     Other Expenses (after reimbursements)** .....        0.18%             0.20%           0.20%
                                                   -----------       -----------      ----------
    Total Fund Operating Expenses:
     (after waivers and/or reimbursements)*** ....        0.58%             0.60%           0.60%
                                                   ===========       ===========      ==========

---------
 * Management Fees (absent waivers) would be: 0.60% for Nations Florida Municipal Bond Fund and the Combined Fund.

** Other Expenses (absent reimbursements) would be: 0.29% for Nations Florida
 Municipal Bond Fund.

*** Total Operating Expenses (absent waivers and/or reimbursements) would be:
    0.89% and 0.80%, respectively, for Nations Florida Municipal Bond Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                        Emerald Florida   Nations Florida
                           Tax-Exempt     Municipal Bond   Combined Fund
                              Fund             Fund          Pro Forma
                       ----------------- ---------------- --------------
    1 year ...........        $ 6               $ 6             $ 6
    3 years ..........         19                19              19
    5 years ..........         32                33              33
    10 years .........         73                75              75

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-8

               EMERALD FLORIDA TAX-EXEMPT FUND -- RETAIL SHARES
              NATIONS FLORIDA MUNICIPAL BOND -- INVESTOR A SHARES



                                                    Emerald Florida   Nations Florida
                                                       Tax-Exempt     Municipal Bond   Combined Fund
                                                          Fund             Fund          Pro Forma
                                                   ----------------- ---------------- --------------
    Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases .....       None              None            None
     Maximum Sales Load Imposed on
      Reinvested Dividends .......................       None              None            None
     Deferred Sales Load .........................       None              None            None
     Redemption Fees .............................       None              None            None
     Exchange Fee ................................       None              None            None
    Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)* ............        0.40%             0.40%           0.40%
     12b-1 Fees ..................................        0.25%             0.20%           0.20%
     Shareholder Processing Plan .................        0.25%               --              --
     Other Expenses (after reimbursements)** .....        0.03%             0.20%           0.20%
                                                   -----------             -----           -----
    Total Fund Operating Expenses:
     (after waivers and/or reimbursements)*** ....        0.93%             0.80%           0.80%
                                                   ===========             =====           =====

---------
 * Management Fees (absent waivers) would be: 0.60% for Nations Florida Municipal Bond Fund and the Combined Fund.

** Other Expenses (absent reimbursements) would be : 0.21% and 0.29%, respectively, for Emerald Florida Tax-Exempt Fund and Nations Florida Municipal Bond Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 1.11%, 1.09% and 1.00%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                        Emerald Florida   Nations Florida
                           Tax-Exempt     Municipal Bond   Combined Fund
                              Fund             Fund          Pro Forma
                       ----------------- ---------------- --------------
    1 year ...........        $  9              $ 8             $ 8
    3 years ..........          30               26              26
    5 years ..........          51               44              44
    10 years .........         114               99              99

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-9

               EMERALD MANAGED BOND FUND -- INSTITUTIONAL SHARES
            NATIONS STRATEGIC FIXED INCOME FUND -- PRIMARY A SHARES



                                                                    Nations Strategic
                                                  Emerald Managed     Fixed Income     Combined Fund
                                                     Bond Fund            Fund           Pro Forma
                                                 ----------------- ------------------ --------------
   Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ....       None               None             None
    Maximum Sales Load Imposed on
      Reinvested Dividends .....................       None               None             None
    Deferred Sales Load ........................       None               None             None
    Redemption Fees ............................       None               None             None
    Exchange Fee ...............................       None               None             None
   Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ...........        0.40%              0.50%            0.50%
    Other Expenses .............................        0.17%              0.23%            0.20%
                                                 -----------       ------------       ----------
   Total Fund Operating Expenses:
    (after waivers)** ..........................        0.57%              0.73%            0.70%
                                                 ===========       ============       ==========

---------
* Management Fees (absent waivers) would be: 0.60% for Nations Strategic Fixed Income Fund and the Combined Fund.

** Total Fund Operating Expenses (absent waivers) would be: 0.83% and 0.80%, respectively, for Nations Strategic Fixed Income Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                         Nations Strategic
                       Emerald Managed     Fixed Income     Combined Fund
                          Bond Fund            Fund           Pro Forma
                      ----------------- ------------------ --------------
   1 year ...........        $ 6                $ 7              $ 7
   3 years ..........         18                 23               22
   5 years ..........         32                 41               39
   10 years .........         71                 91               87

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-10

                  EMERALD MANAGED BOND FUND -- RETAIL SHARES
            NATIONS STRATEGIC FIXED INCOME FUND -- INVESTOR A SHARES



                                                                      Nations Strategic
                                                    Emerald Managed     Fixed Income     Combined Fund
                                                       Bond Fund            Fund           Pro Forma
                                                   ----------------- ------------------ --------------
   Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ......       None               None             None
    Maximum Sales Load Imposed on
      Reinvested Dividends .......................       None               None             None
    Deferred Sales Load ..........................       None               None             None
    Redemption Fees ..............................       None               None             None
    Exchange Fee .................................       None               None             None
   Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* .............        0.40%              0.50%            0.50%
    12b-1 Fees ...................................        0.25%              0.20%            0.20%
    Shareholder Processing Plan ..................        0.25%                --               --
    Other Expenses (after reimbursements)** ......        0.20%              0.23%            0.20%
                                                   -----------              -----            -----
   Total Fund Operating Expenses:
    (after waivers and/or reimbursements)*** .....        1.10%              0.93%            0.90%
                                                   ===========              =====            =====

---------
     * Management Fees (absent waivers) would be: 0.60% for Nations Strategic Fixed Income Fund and the Combined Fund.

** Other Expenses (absent reimbursements) would be: 1.11% for Emerald Managed
 Bond Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 2.01%, 1.03% and 1.00%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                         Nations Strategic
                       Emerald Managed     Fixed Income     Combined Fund
                          Bond Fund            Fund           Pro Forma
                      ----------------- ------------------ --------------
   1 year ...........        $ 11              $  9             $  9
   3 years ..........          35                30               29
   5 years ..........          61                51               50
   10 years .........         134               114              111

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-11

         EMERALD SHORT-TERM FIXED INCOME FUND -- INSTITUTIONAL SHARES
              NATIONS SHORT-TERM INCOME FUND -- PRIMARY A SHARES



                                                     Emerald Short-    Nations Short-
                                                   Term Fixed Income    Term Income    Combined Fund
                                                          Fund              Fund         Pro Forma
                                                  ------------------- --------------- --------------
   Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases ....        None              None            None
     Maximum Sales Load Imposed on
      Reinvested Dividends ......................        None              None            None
     Deferred Sales Load ........................        None              None            None
     Redemption Fees ............................        None              None            None
     Exchange Fee ...............................        None              None            None
   Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Management Fees (after waivers)* ...........         0.40%             0.30%           0.30%
     Other Expenses .............................         0.21%             0.21%           0.20%
                                                  ------------        ----------      ----------
   Total Fund Operating Expenses:
     (after waivers)** ..........................         0.61%             0.51%           0.50%
                                                  ============        ==========      ==========

---------
* Management Fees (absent waivers) would be: 0.60% for Nations Short-Term Income Fund and the Combined Fund.

** Total Fund Operating Expenses (absent waivers) would be: 0.81% and 0.80%, respectively for Nations Short-Term Income Fund and the Combined Fund.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                            Emerald
                          Short-Term    Nations Short-
                         Fixed Income    Term Income    Combined Fund
                             Fund            Fund         Pro Forma
                        -------------- --------------- --------------
     1 year ...........       $ 6            $ 5             $ 5
     3 years ..........        20             16              16
     5 years ..........        34             29              28
     10 years .........        76             64              63

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-12

             EMERALD SHORT-TERM FIXED INCOME FUND -- RETAIL SHARES
              NATIONS SHORT-TERM INCOME FUND -- INVESTOR A SHARES



                                                      Emerald Short-   Nations Short-
                                                        Term Income     Term Income    Combined Fund
                                                           Fund             Fund         Pro Forma
                                                     ---------------- --------------- --------------
    Shareholder Transaction Expenses:
      Maximum Sales Load Imposed on Purchases ......      None             None            None
      Maximum Sales Load Imposed on
       Reinvested Dividends ........................      None             None            None
      Deferred Sales Load ..........................      None             None            None
      Redemption Fees ..............................      None             None            None
      Exchange Fee .................................      None             None            None
    Annual Fund Operating Expenses:
      (as a percentage of average net assets)
      Management Fees (after waivers)* .............        0.40%           0.30%           0.30%
      12b-1 Fees ...................................        0.25%           0.20%           0.20%
      Shareholder Processing Plan ..................        0.25%             --              --
      Other Expenses (after reimbursement)** .......        0.13%           0.21%           0.20%
                                                     -----------           -----           -----
    Total Fund Operating Expenses:
      (after waivers and/or reimbursements)*** .....        1.03%           0.71%           0.70%
                                                     ===========           =====           =====

---------
     * Management Fees (absent waivers) would be: 0.60% for Nations Short-Term Income Fund and the Combined Fund.

** Other Expenses (absent reimbursements) would be: 0.32% for Emerald
 Short-Term Fixed Income Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 1.22%, 1.01% and 1.00%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                        Emerald Short-   Nations Short-
                          Term Fixed      Term Income    Combined Fund
                          Income Fund         Fund         Pro Forma
                       ---------------- --------------- --------------
    1 year ...........       $ 11             $ 7             $ 7
    3 years ..........         33              23              22
    5 years ..........         57              40              39
    10 years .........        126              88              87

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-13

                EMERALD TAX-EXEMPT FUND -- INSTITUTIONAL SHARES
                  NATIONS TAX EXEMPT FUND -- PRIMARY A SHARES



                                                                 Emerald      Nations
                                                               Tax-Exempt   Tax Exempt   Combined Fund
                                                                  Fund         Fund        Pro Forma
                                                              ------------ ------------ --------------
      Shareholder Transaction Expenses:
       Maximum Sales Load Imposed on Purchases ..............    None         None           None
       Maximum Sales Load Imposed on
        Reinvested Dividends ................................    None         None           None
       Deferred Sales Load ..................................    None         None           None
       Redemption Fees ......................................    None         None           None
       Exchange Fee .........................................    None         None           None
      Annual Fund Operating Expenses: (as a percentage of
       average net assets)
       Management Fees) (after waivers)* ....................      0.15%        0.16%         0.16%
       Other Expenses .......................................      0.16%        0.14%         0.14%
                                                              ---------    ---------    ----------
      Total Fund Operating Expenses:
       (after waivers)**                                           0.31%        0.30%         0.30%
                                                              =========    =========    ==========

---------
* Management Fees (absent waivers) would be: 0.25%, 0.40% and 0.40%, respectively.

** Total Fund Operating Expenses (absent waivers) would be: 0.41%, 0.54% and 0.54%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                            Emerald      Nations
                          Tax-Exempt   Tax Exempt   Combined Fund
                             Fund         Fund        Pro Forma
                         ------------ ------------ --------------
      1 year ...........      $ 3          $ 3           $ 3
      3 years ..........       10           10            10
      5 years ..........       17           17            17
      10 years .........       39           38            38

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-14

                   EMERALD TAX-EXEMPT FUND -- SERVICE SHARES
                  NATIONS TAX EXEMPT FUND -- INVESTOR A SHARES



                                                                  Emerald      Nations
                                                                Tax-Exempt   Tax Exempt   Combined Fund
                                                                   Fund         Fund        Pro Forma
                                                               ------------ ------------ --------------
      Shareholder Transaction Expenses:
       Maximum Sales Load Imposed on Purchases ...............     None        None           None
       Maximum Sales Load Imposed on
        Reinvested Dividends .................................     None        None           None
       Deferred Sales Load ...................................     None        None           None
       Redemption Fees .......................................     None        None           None
       Exchange Fee ..........................................     None        None           None
      Annual Fund Operating Expenses:
       (as a percentage of average net assets)
       Management Fees (after waivers)* ......................      0.15%        0.16%         0.16%
       12b-1 Fees ............................................        --         0.35%         0.35%
       Other Expenses (after reimbursements)** ...............      0.58%        0.14%         0.14%
                                                                   -----    ---------    ----------
      Total Fund Operating Expenses: (after waivers and/or
       reimbursements)*** ....................................      0.73%        0.65%         0.65%
                                                                   =====    =========    ==========

---------
     * Management Fees (absent waivers) would be: 0.25%, 0.40% and 0.40%, respectively.

** Other Expenses (absent reimbursements) would be: 1.46% for Emerald
 Tax-Exempt Fund.

*** Total Fund Operating Expenses (absent waivers and/or reimbursements) would be: 1.71%, 0.89% and 0.89%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                            Emerald      Nations
                          Tax-Exempt   Tax Exempt   Combined Fund
                             Fund         Fund        Pro Forma
                         ------------ ------------ --------------
      1 year ...........      $ 7          $ 7           $ 7
      3 years ..........       23           21            21
      5 years ..........       41           36            36
      10 years .........       91           81            81

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-15

                   EMERALD TAX-EXEMPT FUND -- RETAIL SHARES
                    NATIONS TAX EXEMPT FUND -- DAILY SHARES



                                                        Emerald      Nations
                                                      Tax-Exempt   Tax Exempt   Combined Fund
                                                         Fund         Fund        Pro Forma
                                                     ------------ ------------ --------------
      Shareholder Transaction Expenses:
       Maximum Sales Load Imposed on Purchases .....    None          None          None
       Maximum Sales Load Imposed on
        Reinvested Dividends .......................    None          None          None
       Deferred Sales Load .........................    None          None          None
       Redemption Fees .............................    None          None          None
       Exchange Fee ................................    None          None          None
      Annual Fund Operating Expenses:
      (as a percentage of average net assets)
       Management Fees (after waivers) * ...........      0.15%        0.16%         0.16%
       12b-1 Fees ..................................      0.25%        0.50%         0.50%
       Shareholder Processing Plan .................      0.25%          --            --
       Other Expenses ..............................      0.22%        0.14%         0.14%
                                                     ---------        -----         -----
      Total Fund Operating Expenses:
       (after waivers)** ...........................      0.87%        0.80%         0.80%
                                                     =========        =====         =====

---------
* Management Fees (absent waivers) would be: 0.25%, 0.40% and 0.40%, respectively.

** Total Fund Operating Expenses (absent waivers) would be: 0.97%, 1.04% and 1.04%, respectively.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                            Emerald      Nations
                          Tax-Exempt   Tax Exempt   Combined Fund
                             Fund         Fund        Pro Forma
                         ------------ ------------ --------------
      1 year ...........     $  9          $ 8           $ 8
      3 years ..........       28           26            26
      5 years ..........       48           44            44
      10 years .........      107           99            99

---------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                     III-16

                                  APPENDIX IV

Investment Objectives, Limitations and Certain Significant Investment Policies
                                    of the
          Operating Nations Funds and the Corresponding Emerald Funds

     This Appendix sets forth the investment objectives, fundamental and certain non-fundamental limitations and significant investment policies of the seven Emerald Funds that will be reorganized into the seven Nations Funds, as well as the investment objectives, fundamental and non-fundamental limitations and significant investment policies of Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Emerald Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.


I. EMERALD BALANCED FUND/NATIONS BALANCED ASSETS FUND

     A. Investment Objectives.

     1. Emerald Balanced Fund: to provide an attractive investment return through a combination of growth of capital and current income.

   2. Nations Balanced Assets Fund: to seek total return by investing in equity and fixed income securities.

     Comment: Both Funds seek to achieve their objectives by allocating assets among three major asset groups: equity securities, fixed-income securities and cash equivalents. The Emerald Balanced Fund's policy dictates that at all times at least 25% of total asset value is invested in fixed income securities and no more than 75% of assets is invest in equity securities. The Nations Balanced Assets Fund also maintains at least 25% of total asset value in fixed income securities, under normal market conditions. Both Funds may also invest up to 25% in securities of foreign issuers.

     The Emerald Balanced Fund may invest in U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, senior debt securities, preferred stocks and common stocks. Equity securities acquired may include common stock, preferred stock and debt instruments convertible into common stock. The Fund also may invest in equity securities of small capitalization companies and cash equivalents. Not more than 15% of the Fund's total assets may be invested in convertible securities rated below investment grade at the time of purchase.

     Nations Balanced Assets Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase or, if unrated, determined by the Adviser to be of comparable quality.

     Both Funds may invest in government, corporate and municipal debt securities as well as mortgaged-backed and asset-backed securities.


II. EMERALD EQUITY FUND/NATIONS DISCIPLINED EQUITY FUND

     A. Investment Objectives.

     1. Emerald Equity Fund: to seek long-term capital appreciation by investing primarily in common stocks (secondary objective: potential income growth through investments).

     2. Nations Disciplined Equity Fund: to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

     Comment: The Emerald Equity Fund normally invests at least 65% of total assets in equity securities which include common stocks, preferred stock and debt instruments convertible into common stock. The remainder of the Fund's assets may be invested in cash, or cash equivalents, and up to 25% of its assets may be invested in equity securities of small capitalization companies.

     Under normal market conditions, the Nations Disciplined Equity Fund invests at least 65% of total assets in common stocks of domestic issuers and the remainder of Fund assets may be invested in equity and debt instruments including preferred stock and securities convertible into common stock.

     The Emerald Equity Fund generally invests in larger companies with market capitalizations exceeding $5 billion, whereas, the Nations Disciplined Equity Fund invests primarily in medium- and large-sized companies with market capitalizations of $500 million or greater.

     The Nations Disciplined Equity Fund is limited to investing in investment grade debt securities, including convertible securities, and may not invest in debt securities rated below the top four investment categories. However, the Emerald Equity Fund may invest up to 15% of total assets in convertible securities rated below investment grade.

     The Emerald Equity Fund may invest up to 25% of total assets in securities of foreign issuers. However, the Nations Disciplined Equity Fund may only invest up to 20% of total assets in foreign securities. Both Funds may invest in money market instruments and repurchase agreements.

     The management styles of the Emerald Equity Fund and the Nations Disciplined Equity differ in that the Emerald Equity Fund invests in equity securities selected on the basis of fundamental investment value and growth prospects that Barnett Capital believes exceed those of the general economy, whereas, for Nations Disciplined Equity Fund, NBAI selects stocks for purchase utilizing quantitative analysis and optimization tools. Accordingly, the resulting portfolio holdings do not align as closely as the similar investment objectives would indicate. See Section "Summary -- Special Considerations Relating to the Emerald Equity Fund."


III. EMERALD EQUITY VALUE FUND/NATIONS VALUE FUND

     A. Investment Objectives.

   1. Emerald Equity Value Fund: to seek long-term capital appreciation.

   2. Nations Value Fund: to seek growth of capital by investing in companies that are believed to be undervalued.

     Comment: The Emerald Equity Value Fund normally invests at least 75% of total assets in common stock, preferred stock and debt securities convertible into common stock. The Fund primarily invests in companies having capitalizations that exceed $100 million. Not more than 15% of the Fund's total assets may be invested in convertible securities rated below investment grade at the time of purchase.

     Under normal market conditions, the Nations Value Fund invests at least 65% of total assets in common stock and invests in preferred stock and securities convertible into common stock in addition to common stock. The Fund normally invests in companies that have a market capitalization of $500 million or more and have an average daily trading volume of $3 million.

     Both Funds may invest in money market instruments, repurchase agreements and obligations of the U.S. Government, its agencies or instrumentalities. However, the Nations Value Fund is limited to holding an aggregate of 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government and investment grade securities of domestic companies.

     Both Funds may invest in foreign securities. The Emerald Equity Value Fund may invest up to 25% of total assets in the securities of foreign issuers, whereas, the Nations Value Fund is restricted to 20% of total assets invested in foreign securities.


IV. EMERALD FLORIDA TAX-EXEMPT FUND/NATIONS FLORIDA MUNICIPAL BOND FUND

     A. Investment Objectives.

     1. Emerald Florida Tax-Exempt Fund: to seek to provide high tax-free income and current liquidity (secondary objective: long-term capital appreciation potential).

     2. Nations Florida Municipal Bond Fund: to seek high current income exempt from federal income and Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.

     Comment: The Emerald Florida Tax-Exempt Fund primarily invests its assets in municipal obligations that are rated investment grade or above by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase. The Nations Florida Municipal Bond Fund invests in investment grade, long-term municipal securities. Both Funds invest at least 80% of their total net assets in obligations the interest on which is exempt from federal income tax except during temporary defensive periods.

     Under normal market conditions, the Emerald Florida Tax-Exempt Fund will invest at least 65% of its net assets in securities issued by the state of Florida and its municipalities, counties and other taxing districts, as well as in other securities exempt from the Florida intangibles tax. Under normal market conditions, at least 80% of the Nations Florida Municipal Bond Fund's net assets will be invested in municipal securities and debt instruments, issued by or on behalf of the state of Florida and its political subdivisions, agencies, instrumentalities and authorities. Both Funds may invest up to 20% of net assets in taxable instruments and private activity bonds, the interest on which may be subject to federal alternative minimum tax.

     The Emerald Florida Tax-Exempt Fund may invest, without limitation, in securities that have remaining maturities of more than ten years. Under normal conditions, the average dollar-weighted maturity of the Nations Florida Municipal Bond Fund will be greater than ten years and duration will be between seven and nine and one half years.


V. EMERALD MANAGED BOND FUND/NATIONS STRATEGIC FIXED INCOME FUND

     A. Investment Objectives.

   1. Emerald Managed Bond Fund: to seek a high level of current income and, secondarily, capital appreciation.

   2. Nations Strategic Fixed Income Fund: to seek total return by investing in investment grade fixed income securities.

     Comment: The Emerald Managed Bond Fund invests substantially all of its assets in investment grade debt obligations and normally will invest at least 65% of total assets in debt obligations rated "A" or better by at least one nationally recognized statistical rating organization ("NRSRO") (or obligations determined to be of comparable quality). Nations Strategic Fixed Income Fund invests at least 65% of total assets in investment grade fixed income securities. Although most obligations acquired by the Funds will be issued by companies or governmental entities within the United States both Funds may invest in foreign securities. Unlike the Emerald Managed Bond Fund which limits such investments to 35% of total assets, the Nations Strategic Fixed Income Fund may only invest up to 25% of its assets in foreign securities.

     The average weighted maturity of the Emerald Managed Bond Fund may be longer or shorter than ten years depending on prevailing market and economic conditions. However, the Nations Strategic Fixed Income Fund has an expected average weighted maturity that will be ten years or less and under no circumstances will the maturity exceed 15 years.

     Both Funds may also invest in high-quality cash equivalents, convertible stock, asset-backed securities, mortgaged-related securities, municipal securities and repurchase agreements.


VI. EMERALD SHORT-TERM FIXED INCOME FUND/NATIONS SHORT-TERM INCOME FUND

     A. Investment Objectives.

     1. Emerald Short-Term Fixed Income Fund: to seek consistently positive current income with relative stability of principal by investing in investment grade securities and high quality money market instruments.

   2. Nations Short-Term Income Fund: to seek high current income consistent with minimal fluctuation of principal.

     Comment: Both Funds invest substantially all of their assets in investment grade debt obligations, and under normal market conditions will invest at least 65% of total assets in such obligations. Additionally, the Emerald Short-Term Fixed Income Fund normally invests at least 65% of total assets in debt obligations rated "A" or better by at least one NRSRO (or obligations determined to be of comparable quality). Although most obligations acquired by the Funds will be issued by companies or governmental entities within the United States, the Funds may invest in foreign securities. The Emerald Short-Term Fixed Income Fund limits such investments to 35% of total assets, however, the Nations Short-Term Income Fund may only invest up to 25% of its assets in foreign securities.

     The average weighted maturity of the Emerald Short-Term Fixed Income Fund will not exceed three years, whereas, Nations Short-Term Income Fund has an expected average weighted maturity that will not exceed five years and a duration that will not exceed three years.

     Both Funds may also invest in high-quality cash equivalents, convertible stock, asset-backed securities, mortgaged-related securities, municipal securities and repurchase agreements.

VII. EMERALD TAX-EXEMPT FUND/NATIONS TAX EXEMPT FUND

     B. Investment Objectives.

     1. Emerald Tax-Exempt Fund: to seek to provide a high level of current income that is exempt from federal income taxes, consistent with liquidity, the preservation of capital and a stable net asset value.

     2. Nations Tax Exempt Fund: to seek as high a level of current income exempt from federal income taxes as is consistent with liquidity and stability of principal.

     Comment: Each of these Funds is a money market fund and seeks to maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so. As a matter of fundamental policy, both Funds invest at least 80% or more of their respective net assets in municipal obligations. Nations Tax Exempt Fund may invest in instruments issued by certain trusts, partnerships and other special purpose issuers, including pass-through certificates.

     Both Funds may also invest up to 20% of net assets in private activity bonds subject to alternative minimum tax. Neither Fund knowingly purchases securities, the interest on which is subject to federal tax, and the Funds both may hold uninvested cash reserves.

     Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, may invest in instruments with remaining maturities not exceeding thirteen months, and each Fund's dollar-weighted average portfolio maturity must not exceed 90 days. Both Funds limit their investments to "First Tier Securities" as defined by Rule 2a-7.

                                  APPENDIX V

      Shareholder Transactions and Services of the Nations Funds and the
                          Corresponding Emerald Funds


     This Appendix compares the shareholder transactions and services of the Emerald Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Emerald Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Emerald Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I. Emerald Funds -- Retail Shares (Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund and Emerald Short-Term Fixed Income Fund).

  Corresponding Nations Funds -- Investor A Shares (Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Florida Municipal Bond Fund, Nations Strategic Fixed Income Fund and Nations Short-Term Income Fund).


     A. Sales Charges and Exemptions

     There is no sales charge on either the Retail Shares of the Emerald Funds or the Investor A Shares of the Nations Funds.


     B. Purchase Policies



                                                Nations Funds                           Emerald Funds
                                   --------------------------------------   -------------------------------------
  Minimum initial investment ..... $1,000 for a regular account; $500       $1,000 for a regular account**;
                                   for IRA investors; $250 for non-         $500 for investors participating in
                                   working spousal IRAs; $100 for           the E-Z Matic Investment Plan;
                                   investors participating in the Sys-      $50 for investors participating in
                                   tematic Investment Plan; no mini-        the Periodic Investment Plan;
                                   mum investment for 401(k) plans,         $1,000 for IRA investors; $250 for
                                   simplified employee pension plans        non-working spousal IRAs; no
                                   ("SEPs"), Savings Incentives             minimum investment for 401(k)
                                   Method Plans for Employees               Plans, Qualified Retirement Plans
                                   ("SIMPLE IRAs") and salary               and SEP-IRAs.
                                   reduction-IRAs ("SAR-IRAs").*
  Minimum subsequent
   investments ................... $100; $50 for subsequent invest-         $100 for regular accounts*** and
                                   ments made through the System-           investors in the E-Z Matic Invest-
                                   atic Investment Plan.                    ment Plan; $50 for investors in the
                                                                            Periodic Investment Plan; no mini-
                                                                            mum investment for IRAs, 401(k)
                                                                            Plans, Qualified Retirement Plans
                                                                            and SEP-IRAs.

                                    Nations Funds                         Emerald Funds
                         -----------------------------------   -----------------------------------
  Purchase methods ..... Through Selling Agents, Servicing     Through Barnett Investments, Inc.,
                         Agents, a Nations Fund Personal       Service Organizations; by mail; by
                         Investment Planner account; by        wire; by telephone; an E-Z Matic
                         mail; by wire; by telephone and a     Investment account and Periodic
                         Systematic Investment Plan.           Investment Plan account.

 * The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

** If the investment is made through a qualified account at a Service
    Organization whose clients have made total investments of at least $1,000,000 the investor qualifies for a $100 minimum initial investment; employees of Barnett Capital and its affiliates qualify for a $500 minimum initial investment.

*** Employees of Barnett Capital and its affiliates qualify for a $50 minimum subsequent investment.


     C. Redemption Procedures



                                                     Nations Funds                           Emerald Funds
                                        --------------------------------------   -------------------------------------
  Through an authorized selling or
   servicing agent .................... Yes                                      Yes
  By mail ............................. Yes                                      Yes
  By telephone ........................ Yes                                      Yes
  By wire ............................. Yes                                      Yes
  Check writing feature ............... No                                       No
  By automatic withdrawal plan ........ Yes (net asset value of account must     Yes (net asset value of account must
                                        be $10,000                               be at least $5,000)

     Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Retail Shares involuntarily if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $1,000 due to shareholder redemptions, and the shareholder does not increase such balance to $1,000 upon 30 days' written notice. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services



                                            Nations Funds                       Emerald Funds
                                  --------------------------------   -----------------------------------
  Systematic/automatic investment
   plan ......................... Yes (in any amount from $50 to     Yes (debits shareholder's bank
                                  $100,000)                          account and purchases shares
                                                                     either once or twice a month in
                                                                     amounts as specified by the share-
                                                                     holder)

                              E. Share Exchanges



                                                  Nations Funds                              Emerald Funds
                                   ------------------------------------------   ---------------------------------------
  By mail ........................ Yes                                          Yes
  By telephone ................... Yes                                          Yes
  Minimum ........................ The Investor A Shares exchanged must         The Retail Shares exchanged must
                                   have a current value of at least $1,000.     have a current value of at least $500.
  Automatic exchange feature ..... Yes. A shareholder may automati-             No
                                   cally exchange at least $25 on a
                                   monthly or quarterly basis.

     Retail Shares of an Emerald Fund may be exchanged for Institutional Shares of the same Fund that are held in a qualified trust, agency or custodial account or for Retail Shares of another Emerald Fund.

     Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

II. Emerald Funds -- Institutional Shares (Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and Emerald Tax-Exempt Fund).

     Corresponding Nations Funds -- Primary A Shares (Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Florida Municipal Bond Fund, Nations Strategic Fixed Income Fund, Nations Short-Term Income Fund and Nations Tax Exempt Fund).


     A. Sales Charges and Exemptions

     There is no front-end or contingent-deferred sales charge on the Institutional Shares of the Emerald Funds or the Primary A Shares of the Nations Funds.


     B. Purchase Policies



                                                      Nations Funds                               Emerald Funds
                                      --------------------------------------------   --------------------------------------
Minimum initial investment .......... $250,000                                       $250,000 for non-money market
                                                                                     funds; $5,000 for money market
                                                                                     funds; there is no minimum initial
                                                                                     investment requirement for trans-
                                                                                     fers of assets by Barnett's custom-
                                                                                     ers from other banks or financial
                                                                                     institutions.
Minimum subsequent investments..      None                                           None for non-money market
                                                                                     funds; $100 for money market
                                                                                     funds.
Purchase methods .................... Primary A Shares may be sold to                Institutional Shares sold to Barnett
                                      NationsBank and its affiliates acting on       and its affiliates, as well as
                                      behalf of bona fide trust customers. Pri-      Barnett's correspondent banks and
                                      mary A Shares also may be sold to              other institutions acting on behalf
                                      employee benefit plans, charitable foun-       of themselves or their customers
                                      dations, endowments and to other funds         who maintain qualified trust,
                                      in the Nations Fund family.                    agency or custodial accounts. All
                                                                                     share purchases are effected
                                                                                     through a customer's account at
                                                                                     Barnett or another institution.

                           C. Redemption Procedures



                                     Nations Funds     Emerald Funds
                                   ----------------   ---------------
  Through the transfer agent ..... Yes                Yes
  By telephone ................... Yes                Yes
  By wire ........................ Yes                Yes
  Check writing feature .......... Not Applicable     Not Applicable

     Due to the high cost of maintaining fund accounts with small balances, Nations reserves the right to close a shareholder's account and send the shareholder the proceeds if the balance falls below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customers. Nations also may redeem Shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     With respect to the Emerald money market funds, an involuntary redemption of Institutional shares may occur if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $4,000 due to shareholder redemptions, and the shareholder does not increase such balance to $4,000 upon 60 days' written notice. With respect to the Emerald non-money market funds, an involuntary redemption of Institutional Shares may occur if the account balance has fallen below the minimum level due to shareholder redemptions. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services

     None.


     E. Share Exchanges



                           Nations Funds     Emerald Funds
                          ---------------   --------------
  By mail ............... Yes               Yes
  By telephone .......... Yes               Yes

     Primary A Shares of a Nations Fund may be exchanged for Primary A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

     Institutional Shares of the Emerald Funds may be exchanged for Retail Shares of the same Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of Barnett or another bank, trust company or financial institution. Exchanges are subject to the minimum investment requirements imposed.

III. Emerald Funds -- Service Shares (Emerald Tax-Exempt Fund).

     Corresponding Nations Funds -- Investor A Shares (Nations Tax Exempt
Fund).


     A. Sales Charges and Exemptions

     There is no front-end or contingent-deferred sales charge on the Service Shares of the Emerald Funds or the Investor A Shares of the Nations Funds.

                             B. Purchase Policies



                                                Nations Funds                            Emerald Funds
                                   --------------------------------------   --------------------------------------
  Minimum initial investment ..... $1,000 for a regular account; $500       $5,000; there is no minimum ini-
                                   for IRA investors; $250 for non-         tial investment requirements for
                                   working spousal IRAs; $100 for           transfers of assets by Barnett's
                                   investors participating in the Sys-      customers from other banks or
                                   tematic Investment Plan; no mini-        financial institutions.
                                   mum investment for 401(k) plans,
                                   simplified employee pension plans
                                   ("SEPs"), Savings Incentives
                                   Method Plans for Employees
                                   ("SIMPLE IRAs") and salary
                                   reduction-IRAs ("SAR-IRAs").*
  Minimum subsequent
   investments ................... $100; $50 for subsequent invest-         $  100
                                   ments made through the System-
                                   atic Investment Plan.
  Purchase methods ............... Through Selling Agents, Servicing        Sold to Barnett and its affiliates,
                                   Agents, a Nations Fund Personal          as well as Barnett's correspondent
                                   Investment Planner account; by           banks and other institutions acting
                                   mail; by wire; by telephone and a        on behalf of themselves or their
                                   Systematic Investment Plan.              customers who maintain qualified
                                                                            trust, agency or custodial accounts.
                                                                            All share purchases are effected
                                                                            through a customer's account at
                                                                            Barnett or another institution.

     * The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.


     C. Redemption Procedures



                                                     Nations Funds                Emerald Funds
                                        --------------------------------------   --------------
  Through an authorized selling or
   servicing agent .................... Yes                                      Yes
  By mail ............................. Yes                                      Yes
  By telephone ........................ Yes                                      Yes
  By wire ............................. Yes                                      Yes
  Check writing feature ............... Yes                                      No
  By automatic withdrawal plan ........ Yes (net asset value of account must     No
                                        be $10,000)

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Service Shares involuntarily if the balance of an account decreases to a value below $4,000 due to shareholder redemptions, and the shareholder does not increase such balance to $4,000 upon 60 days' written notice.

Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.


     D. Additional Shareholder Services



                                            Nations Funds             Emerald Funds
                                  --------------------------------   --------------
  Systematic/automatic investment
   plan ......................... Yes (in any amount from $50 to     No
                                  $100,000)

 E. Share Exchanges



                                                 Nations Funds                  Emerald Funds
                                   -----------------------------------------   --------------
  By mail ........................ Yes                                         No
  By telephone ................... Yes                                         No
  Minimum ........................ The Investor A Shares exchanged must        No
                                   have a current value of at least $1,000.
  Automatic exchange feature ..... Yes. A shareholder may automati-            No
                                   cally exchange at least $25 on a
                                   monthly or quarterly basis.

     Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of any other Nations Fund. Exchanges are subject to the minimum investment requirements imposed.

     Emerald does not currently offer an exchange privilege with respect to Service Shares of the Emerald Funds.

IV. Emerald Funds -- Retail Shares (Emerald Tax-Exempt Fund).

     Corresponding Nations Funds -- Daily Shares (Nations Tax Exempt Fund).


     A. Sales Charges and Exemptions

     There is no front-end or contingent-deferred sales charge on the Retail Shares of the Emerald Funds or the Daily Shares of the Nations Funds.


     B. Purchase Policies



                                             Nations Funds                           Emerald Funds
                                --------------------------------------   ------------------------------------
  Minimum initial investment .. $1,000 for a regular account; $500       $1,000 for a regular account**;
                                for IRA investors; $250 for non-         $500 for investors participating in
                                working spousal IRAs; $100 for           the E-Z Matic Investment Plan;
                                investors participating in the Sys-      $50 for investors participating in
                                tematic Investment Plan; no mini-        the Periodic Investment Plan;
                                mum investment for 401(k) plans,         $1,000 for IRA investors; $250 for
                                simplified employee pension plans        non-working spousal IRAs; no
                                ("SEPs"), Savings Incentives             minimum investment for 401(k)
                                Method Plans for Employees               Plans, Qualified Retirement Plans
                                ("SIMPLE IRAs") and salary               and SEP-IRAs.
                                reduction-IRAs ("SAR-IRAs").*

                                      Nations Funds                          Emerald Funds
                          ------------------------------------   -------------------------------------
  Minimum subsequent
   investments .......... $100; $50 for subsequent               $100 for regular accounts*** and
                          investments made through the           investors in the E-Z Matic Invest-
                          Systematic Investment Plan.            ment Plan; $50 for investors in the
                                                                 Periodic Investment Plan; no mini-
                                                                 mum investment for IRAs, 401(k)
                                                                 Plans, Qualified Retirement Plans
                                                                 and SEP-IRAs.
  Purchase methods ...... Through Selling Agents, Servicing      Through Barnett Investments, Inc.,
                          Agents, a Nations Fund Personal        Service Organizations; by mail; by
                          Investment Planner account; by         wire; by telephone; an E-Z Matic
                          mail; by wire; by telephone and a      Investment Plan account and Peri-
                          Systematic Investment Plan.            odic Investment Plan account.

 * The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

** If the investment is made through a qualified account at a Service
    Organization whose clients have made total investments of at least $1,000,000 the investor qualifies for a $100 minimum initial investment; employees of Barnett Capital and its affiliates qualify for a $500 minimum initial investment.

*** Employees of Barnett Capital and its affiliates qualify for a $50 minimum subsequent investment.


     C. Redemption Procedures



                                                     Nations Funds                           Emerald Funds
                                        --------------------------------------   -------------------------------------
  Through an authorized selling or
   servicing agent .................... Yes                                      Yes
  By mail ............................. Yes                                      Yes
  By telephone ........................ Yes                                      Yes
  By wire ............................. Yes                                      Yes
  Check writing feature ............... No                                       No
  By automatic withdrawal plan ........ Yes (net asset value of account must     Yes (net asset value of account must
                                        be $10,000)                              be at least $5,000)

     Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Daily Shares if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations also may redeem shares of the Nations Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

     Emerald may redeem Retail Shares involuntarily if the balance of an account (other than an IRA or Qualified Retirement Plan account) decreases to a value below $1,000 due to shareholder redemptions, and the shareholder does not increase such balance to $1,000 upon 30 days' written notice. Share balances also may be redeemed at the direction of an institution pursuant to arrangements between the institution and its customer. Under unusual circumstances, Emerald may pay redemption proceeds in readily marketable portfolio securities at their market value equal to the redemption price.

                      D. Additional Shareholder Services



                                             Nations Funds                        Emerald Funds
                                  -----------------------------------   --------------------------------
  Systematic/automatic investment
   plan ......................... Yes (in any amount from $50 to        Yes (debits shareholder's bank
                                  $ 100,000).                           account and purchases shares
                                                                        either once or twice a month in
                                                                        amounts as specified by the
                                                                        shareholder).

     E. Share Exchanges



                                                  Nations Funds                              Emerald Funds
                                   ------------------------------------------   ---------------------------------------
  By mail ........................ Yes                                          Yes
  By telephone ................... Yes                                          Yes
  Minimum ........................ The Daily Shares exchanged must              The Retail Shares exchanged must
                                   have a current value of at least $1,000.     have a current value of at least $500.
  Automatic exchange feature ..... Yes. A shareholder may automati-             No
                                   cally exchange at least $25 on a
                                   monthly or quarterly basis.

  Retail Shares of an Emerald Fund may be exchanged for Institutional Shares of the same fund that are held in a qualified trust, agency or custodial account or for Retail Shares of another Emerald Fund.

     Daily Shares of a Nations Fund may be exchanged for Investor C Shares of any other Nations non-money market fund and Daily Shares of any Nations money market fund. Exchanges are subject to the minimum investment requirements imposed.

VI. Dividends and Distributions

     A. Dividends Declared Daily/Paid Monthly



                Emerald Fund                              Nations Fund
-------------------------------------------   ------------------------------------
     Emerald Florida Tax-Exempt Fund          Nations Florida Municipal Bond Fund
     Emerald Managed Bond Fund                Nations Strategic Fixed Income Fund
     Emerald Short-Term Fixed Income Fund     Nations Short-Term Income Fund
     Emerald Tax-Exempt Fund                  Nations Tax Exempt Fund


     B. Dividends Declared Monthly/Paid Monthly



 Emerald Fund              Nations Fund
--------------   --------------------------------
  None           Nations Disciplined Equity Fund
                 Nations Value Fund


     C. Dividends Declared Quarterly/Paid Quarterly



          Emerald Fund                     Nations Fund
-------------------------------   -----------------------------
     Emerald Balanced Fund        Nations Balanced Assets Fund
     Emerald Equity Fund
     Emerald Equity Value Fund


                                  APPENDIX VI

           Management's Discussion and Analysis of the Nations Funds

                          NATIONS BALANCED ASSETS FUND
                           PERFORMANCE AND COMMENTARY
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

     Julie L. Hale, CFA, is Senior Portfolio Manager of Nations Balanced Assets Fund and Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks total return by investing in equity and fixed income securities.

--------------------------------------------------------------------------------

PERFORMANCE REVIEW

     For the one-year period ended March 31, 1997, Nations Balanced Assets Fund Investor A Shares provided shareholders with a total return of 12.18%, outperforming the Lipper Balanced Funds Average, which returned 10.74%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Hale shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.

     The Fund's investment philosophy is based on the premise that a diversified portfolio allocated among stocks, fixed income securities and money market instruments, which have different return/risk characteristics, will reduce overall portfolio risk relative to expected returns. The Fund invests primarily in stocks of high-quality companies with favorable long-term fundamentals and earnings-growth potential. Fixed income investments consist of investment grade, intermediate-term securities.

BRIEFLY DESCRIBE THE MARKET CONDITIONS THAT PREVAILED OVER THE LAST TWELVE
MONTHS.

     Over the past year, we experienced a strong equity market driven by continued low inflation and healthy corporate profits. Bonds provided only a modest positive return over the period as interest rates moved upward due to investor fears about the impact of accelerating economic growth on inflation. The Fund's bias toward equities had a significant positive impact on performance.

ON THE EQUITY SIDE, WHAT DO YOU LOOK FOR WHEN YOU SELECT COMPANIES FOR THE FUND?

     We seek out high-quality companies with strong, long-term fundamentals that are trading at favorable prices relative to their total return potential.

WHERE DID YOU FIND STRONG EQUITY PERFORMANCE?*

     The Fund benefited from holdings in the consumer cyclical, energy and telecommunications sectors. Better performing stocks included Snap-On Inc., Exxon Corporation, Sprint Corporation and MCI Communications.

WHAT SHIFTS WERE MADE IN THE FUND'S OVERALL ASSET ALLOCATION OVER THE PAST TWELVE MONTHS?

During the past twelve months, asset allocation was fairly steady with equities making up approximately 60% to 65% and fixed income securities comprising 33% to 38% of the Fund. Although the equity weighting was fairly stable, we experienced notable shifts in sector weightings as significant divergence in sector performance occurred. The Fund moved to substantial underweight positions in healthcare and finance, while increasing exposure to the basic materials and capital goods sectors. There also were limited and moderate shifts in the weighting across fixed income categories of the Fund.

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

WHAT AREAS OF THE MARKET WERE DISAPPOINTING?

     Although finance and technology were among the better performing groups this past year, the Fund lost relative performance in these areas. Within the financial sector, the Fund had good stock selection but moved to an underweight position in the group too early. Although the technology sector performed well overall, stock selection was difficult as earnings shortfalls resulted in significant stock price disappointments.

WHERE DID YOU FIND GOOD VALUE IN THE BOND MARKET?

     Over the past year, the Fund benefited from an overweight position in corporates, mortgages and asset-backed securities. All three sectors outperformed comparable maturity U.S. Treasury bonds.

HOW ARE YOU POSITIONING THE FUND GOING FORWARD?

     At least for the short-term, we anticipate that the Fund's asset allocation will continue to be within the ranges of 60%-65% equities and 33%-38% fixed income securities, reflecting our long-term bias toward stocks. Recently, we increased fixed income holdings slightly at the expense of stocks based on weakness in the bond market and strength in the stock market. At current levels, bonds look attractive compared to stocks. In the equity area, we continue to find attractive values in the basic materials and energy groups, while the finance and healthcare sectors appear to offer limited opportunities.

NATIONS FUNDS
Nations Balanced Assets Fund
---------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97

Common Stocks                            59.0%
Mortgage-Backed Securities               14.2%
Corporate Bonds and Notes                12.1%
U.S. Treasury Securities                  6.7%
Repurchase Agreement and
  Other Assets and Liabilities (Net)      5.1%
Asset-Backed Securities                   2.1%
Foreign Bond                              0.5%
Government Agency                         0.3%


-------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS A
  % OF NET ASSETS AS OF 3/31/97

 1. U.S. T-Bond, 6.250% 08/15/23                   3.3%
 2. FNMA, 6.500% 04/01/26 (2 Pools)                2.4
 3. U.S. T-Note, 7.000% 07/15/06                   2.1
 4. GNMA, 9.000% 01/15/27 (1 Pool)                 2.0
 5. FNMA, 8.500% 06/01/26 - 07/01/26 (2 Pools)     1.5
 6. GNMA, 8.000% 06/15/22 - 10/15/24 (2 Pools)     1.1
 7. FNMA, 7.000% 04/01/26 (1 Pool)                 1.1
 8. FHLMC, Gold, 6.500% 08/01/10                   1.0
 9. Wellman Inc.                                   1.0
10. Ford Motor Company                             1.0

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN


INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97        12.18%
Since Inception (10/02/92)
  through 03/31/97         11.13%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Balanced Assets Fund on October 2, 1992 (inception date). Figures for the Lehman Aggregate Bond Index, which is an unmanaged index comprised of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues, include reinvestment of dividends. Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends. Funds included in the Lipper Balanced Funds Average have a primary objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

[LINE GRAPH]

                                                                                                                Growth of
                                                                Standard & Poor's                            Investment with
          Measurement Period               Lipper Balanced     500 Composite Stock    Lehman Aggregate        Distributions
             (Quarterly)                    Funds Average          Price Index           Bond Index            Reinvested
Oct. 2, 1992                                    10000                 10000                 10000                 10000
Nov. 30, 1992                                   10401                 10502                 10027                 10372
                                                10839                 10961                 10441                 10800
                                                11016                 11013                 10718                 11066
                                                11419                 11297                 10999                 11309
Nov. 30, 1993                                   11585                 11559                 11004                 11379
                                                11211                 11121                 10689                 11013
                                                11094                 11167                 10578                 10661
                                                11415                 11712                 10643                 11076
Nov. 30, 1994                                   11292                 11710                 10683                 11000
                                                11995                 12849                 11222                 11621
                                                12869                 14074                 11906                 12584
                                                13582                 15192                 12140                 13252
Nov. 30, 1995                                   14157                 16106                 12657                 13866
Mar. 31, 1996                                   14512                 16970                 12432                 14327
                                                14834                 17731                 12503                 14709
                                                15212                 18279                 12734                 15042
                                                16074                 19801                 13116                 15858
Mar. 31, 1997                                   16104                 20333                 13043                 16072

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                     11.37%*
Year Ended 03/31/97                     11.85%
Since Inception (10/02/92) through
  03/31/97                              10.43%

*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                     11.62%
Since Inception (06/07/93) through
  03/31/97                              10.54%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                     12.50%
Since Inception (09/30/92) through
  03/31/97                              11.39%

AGGREGATE TOTAL RETURN

PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                               9.06%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Balanced Assets Fund from the date each class of shares was first offered. Figures for the Lehman Aggregate Bond Index, which is an unmanaged index comprised of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues, include reinvestment of dividends. Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends. Funds included in the Lipper Balanced Funds Average have a primary objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.

Each chart assumes the reinvestments of all distributions.

** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (9/30/92) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997



                       STANDARD &
                       POORS 500                 GROWTH OF
                       COMPOSITE      LEHMAN     INVESTMENT
                         STOCK       BROTHERS       WITH
 MEASUREMENT PERIOD      PRICE      AGGREGATE    DISTRIBUTIONS
    (QUARTERLY)          INDEX      BOND INDEX   REINVESTED
OCT. 2, 1992             10000        10000        10000
NOV. 30, 1992            10502        10027        10353
                         10961        10441        10758
                         11013        10718        11000
                         11297        10998        11218
NOV. 30, 1993            11559        11004        11268
                         11121        10689        10889
                         11167        10578        10519
                         11712        10643        10910
NOV. 30, 1994            11710        10683        10809
                         12849        11222        11400
                         14074        11906        12314
                         15192        12140        12947
NOV. 30, 1995            16106        12857        13523
MAR. 31, 1996            16970        12432        13967
                         17731        12503        14371
                         18279        12734        14208
                         19801        13116        15436
MAR. 31, 1997            20333        13043        15622

                     INVESTOR N SHARES AS OF MARCH 31, 1997


                       STANDARD &
                       POORS 500                 GROWTH OF
                       COMPOSITE      LEHMAN     INVESTMENT
                         STOCK       BROTHERS       WITH
 MEASUREMENT PERIOD      PRICE      AGGREGATE    DISTRIBUTIONS
    (QUARTERLY)          INDEX      BOND INDEX   REINVESTED
JUNE 7, 1993             10000        10000        10000
                         10267        10447        10498
NOV. 30, 1993            10526        10453        10546
                         10127        10154        10198
                         10170        10049         9860
                         10666        10110        10231
NOV. 30, 1994            10664        10148        10147
                         11701        10660        10709
                         12817        11310        11573
                         13834        11532        12174
NOV. 30, 1995            14667        12023        12723
MAR. 31, 1996            15454        11810        13129
                         16146        11877        13463
                         16646        12097        13751
                         18032        12460        14476
MAR. 31, 1997            18516        12390        14654

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997


                       STANDARD &
                       POORS 500                 GROWTH OF
                       COMPOSITE                 INVESTMENT
                         STOCK        LEHMAN        WITH
 MEASUREMENT PERIOD      PRICE      AGGREGATE    DISTRIBUTIONS
     (QUARTERLY)         INDEX      BOND INDEX    REINVESTED
SEPT. 30, 1992           10000        10000        10000
NOV. 30, 1992            10502        10027        10384
                         10961        10441        10818
                         11013        10718        11089
                         11297        10998        11338
NOV. 30, 1993            11559        11004        11416
                         11121        10669        11052
                         11167        10578        10706
                         11712        10643        11128
NOV. 30, 1994            11710        10683        11059
                         12849        11222        11701
                         14074        11906        12665
                         15192        12140        13345
NOV. 30, 1995            16106        12657        13971
MAR. 31, 1996            16970        12432        14443
JUNE 28, 1996            17731        12503        14849
                         18279        12734        15193
                         19801        13116        16021
MAR. 31, 1997            20333        13043        16248

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                        NATIONS DISCIPLINED EQUITY FUND
                           PERFORMANCE AND COMMENTARY
-------------------------------------------------------------------------------
PORTFOLIO MANAGER

     Jeff Moser, CFA, is Senior Portfolio Manager of Nations Disciplined Equity Fund and Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

     For the one-year period ended March 31, 1997, Nations Disciplined Equity Fund Investor A Shares provided shareholders with a total return of 16.76%, outperforming the Lipper Growth Funds Average, which returned 11.75%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Moser shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND STYLE.

     The core premise behind Nations Disciplined Equity Fund is that earnings drive stock prices. We use quantitative techniques to construct an equally weighted portfolio of undervalued companies most likely to report earnings that exceed expectations.

     To capture earnings momentum or earnings surprises, the Fund uses a proprietary tracking system that follows a set of established rules for the buy, sell and valuation process. Essentially, this proprietary model, called ALPHA, does three key things: it identifies stock buying opportunities, evaluates the reasonableness of the price of these opportunities and signals when to sell a stock. Of course, we validate the entire process with in-depth research and analysis of the companies identified by ALPHA.

WHAT PARTICULAR SECTORS/STOCKS IMPACTED FUND PERFORMANCE?*

     Investments in financial stocks proved very rewarding over the past year. This group scored very high within our quantitative model on both earnings momentum and valuation. Therefore, the Fund was overweighted in the group most of the year. Some of the best performers were Student Loan Marketing Association, BankAmerica Corporation and Travelers Group Inc. Another standout sector for the Fund was consumer stocks. The Fund was very successful with investments in the retail group including NIKE, Inc., TJX Companies Inc. and Dayton Hudson Corporation. Retail food was another spotlight within the consumer group, with significant gains in Safeway Inc. and Vons Companies.

     We lost ground to the market by being underweighted in the consumer staples sector. Our valuation models indicated that household products and healthcare companies were significantly overvalued so we avoided those stocks. However, the market favored those types of large-capitalization, growth stocks for their stability and consistency of earnings. The Fund did not own the blue-chip names such as Coca-Cola Co., Proctor & Gamble, and Merck & Company, Inc. which accounted for much of the market's advance. We were also negatively impacted by surprise downturns in earnings momentum in names such as Digital Equipment, Bay Networks (both affected by losing business to competitors) and WorldCom Inc. (dilutive merger). Each of these stocks was subsequently sold by the Fund.

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

HOW ARE YOU POSITIONING THE FUND GOING FORWARD?

     The sector emphasis and portfolio characteristics of the Fund are driven by our quantitative model, which, we believe, identifies the best combination of earnings momentum and valuation among the stock universe. The narrow, large-company focused market of the last few years has made those companies relatively less attractive on a valuation basis. Therefore, we are finding the best valuations among medium-sized companies and, thus, the Fund has an average market capitalization significantly below that of the Standard & Poor's 500 Composite Stock Price Index. We continue to find the best earnings momentum in financial and energy stocks and are emphasizing those sectors. Also, we are emphasizing the capital goods sector based on positive business trends and earnings from this group in the current economic environment. The Fund is underrepresented in healthcare companies as our process shows the group to be significantly overvalued.

NATIONS FUNDS
Nations Disciplined Equity Fund
------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97

Repurchase Agreement and Other Assets and Liabilities (Net)   2.7%
Utilities                                                     7.3%
Technology                                                    7.8%
Producer Durables                                             7.4%
Other                                                         3.7%
Materials/Processing                                         13.4%
Healthcare                                                    3.6%
Auto and Transportation                                       5.8%
Consumer Discretionary                                        8.0%
Consumer Staples                                              6.3%
Energy                                                       12.2%
Financial Services                                           21.8%


-----------------------------------
  TOP TEN PORTFOLIO HOLDINGS AS A

 1. United Technologies Corporation                2.3%
 2. Dell Computer Corporation                      2.2
 3. Texaco Inc.                                    2.2
 4. USX-Marathon Group (New)                       2.2
 5. Compuware Corporation                          2.1
 6. Baker Hughes Inc.                              2.1
 7. Guidant Corporation                            2.1
 8. Safeway Inc.                                   2.1
 9. Fruit of the Loom Inc., Class A                2.1
10. Chase Manhattan Corporation                    2.1


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN

INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97        16.76%
Since Inception (07/26/93)
  through 03/31/97         14.95%

Inception is based on The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993. The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Disciplined Equity Fund on July 26, 1993 (inception date). Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends. Funds included in the Lipper Growth Funds Average normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

                                                   Standard & Poor's 500                                  Growth of Investment
              Measurement Period                   Composite Stock Price       Lipper Growth Funds         with Distributions
                 (Quarterly)                              Index                     Average                   Reinvested
July 26, 1993                                             10000                      10000                      10000
                                                          10299                      10537                      11894
Nov. 30, 1993                                             10538                      10783                      11506
                                                          10139                      10432                      10926
                                                          10181                      10165                      10188
                                                          10678                      10711                      11012
Nov. 30, 1994                                             10676                      10577                      10768
                                                          11714                      11379                      10938
                                                          12831                      12510                      12313
                                                          13850                      13617                      13562
Nov. 30, 1995                                             14683                      13943                      13707
Mar. 31, 1996                                             15471                      14693                      14300
                                                          16165                      15334                      14863
                                                          16664                      15772                      15354
                                                          18052                      16617                      16709
Mar. 31, 1997                                             18537                      16454                      16696

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.
Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Disciplined Equity Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                     15.95%*
Year Ended 03/31/97                     16.45%
Since Inception (05/10/95) through
  03/31/97                              21.12%

*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                     15.86%
Since Inception (05/20/94) through
  03/31/97                              16.99%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                     17.00%
Since Inception (10/01/92) through
  03/31/97                              22.80%

AGGREGATE TOTAL RETURN

PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                              12.13%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Disciplined Equity Fund from the date each class of shares was first offered. Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (10/1/92) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                              POOR'S 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
       (QUARTERLY)               INDEX        REINVESTED
MAY 10, 1995                     10000           10000

                                 10640           10673
                                 11485           11744

NOV. 30, 1995                    12176           11845

MAR. 31, 1996                    12829           12343
                                 13404           12819
                                 13819           13238
                                 14970           14393

MAR. 31, 1997                    15372           14373

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
        (QUARTERLY)              INDEX        REINVESTED
MAY 20, 1994                     10000           10000
                                  9755            9779
                                 10231           10555

NOV. 30, 1994                    10230           10304
                                 11224           10437
                                 12294           11730
                                 13271           12896

NOV. 30, 1995                    14069           12999
MAR. 31, 1996                    14824           13533
                                 15489           14034
                                 15967           14472
                                 17297           15721

MAR. 31, 1997                    17762           15678

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
         (QUARTERLY)             INDEX        REINVESTED
OCT. 1, 1992                     10000           10000

NOV. 30, 1992                    10502           13311

                                 10961           14105
                                 11013           15100
                                 11297           17923

NOV. 30, 1993                    11559           17279
                                 11121           16409
                                 11167           15304
                                 11712           16542

NOV. 30, 1994                    11710           16181
                                 12849           16441
                                 14074           18521
                                 15192           20413

NOV. 30, 1995                    16106           20636

MAR. 31, 1996                    16970           21529

JUN. 28, 1996                    17731           22388
                                 18279           23139
                                 19801           25193

MAR. 31, 1997                    20333           25188

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS FLORIDA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Michele M. Poirier is Senior Portfolio Manager of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund and Director, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Florida Intermediate Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Florida Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Florida Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.01%, outperforming the Lipper Florida Intermediate Municipal Debt Funds Average of 3.72%.

NATIONS FLORIDA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Florida Municipal Bond Fund Investor A Shares provided a total return of 5.09%, outperforming the Lipper Florida Municipal Debt Funds Average of 4.75%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Poirier shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Florida Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income and Florida state intangibles taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Florida Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income and Florida state intangibles taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN FLORIDA?

     As one of the fastest growing states in the nation in terms of population, Florida continues to achieve positive financial results through prudent financial management and continued economic expansion. This has led to a "Aa2" rating from Moody's Investors Service, Inc., a "AA" rating from Standard & Poor's Corporation and a "AA" rating from Fitch Investors Service, Inc. Florida's proactive attitude towards welfare reform has positioned the state to meet the challenges created by declining federal support. Florida's Work and Gain Economic Self Sufficiency (WAGES) program has been approved by the federal government and contains many of the same mandates contained in the federal program. Population growth, one of Florida's strengths, also poses one of Florida's greatest challenges for the future as the state contends with expanding its debt issuance in order to meet the ever increasing infrastructure needs of its residents.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Florida Intermediate Municipal Bond Fund was 9.26 years, while the duration of the Fund was 5.53 years. The Fund held 48 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 6.92% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Florida Municipal Bond Fund was 19.32 years, while the duration of the Fund was 7.52 years. The Fund held 39 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 16.20% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

                                    -------------------------------------
                                    TOP TEN PORTFOLIO HOLDINGS AS A
                                     % OF NET ASSETS AS OF 3/31/97

Nations Florida Municipal Bond Fund

--------------------------------------
Portfolio Breakdown as a % of Total
  Investments as of 3/31/97 (unaudited)

 [Pie Chart appears here with the following Percentages]

Insured                       40.0%
General Obligation             5.1%
Hospital                       4.1%
Education                      8.2%
Pollution Control Revenue/
 Industrial Development
 Revenue                      13.1%
Housing Revenue               10.2%
Transportation                 2.5%
Power/Utilites Revenue         3.0%
Pre-Refunded                  11.0%
Other                          2.8%






                                                                          1.  South Broward, Florida, Hospital District
                                                                              Revenue Refunding, (FSA Insured)
                                                                              5.500% 05/01/28                               4.9%
                                                                          2. Palm Beach County, Florida, Health Facilities
                                                                             Authority Revenue, (Good Samaritans Health
                                                                             System), 6.200% 10/01/11                       4.0
                                                                          3. Dade County, Florida, Water and Sewer System
                                                                             Revenue Refunding, (FGIC Insured),
                                                                             5.000% 10/01/13                                3.6
                                                                          4. Hillsborough County, Florida, Industrial
                                                                             Development Authority, PCR, (Tampa Electric
                                                                             Company Project),
                                                                             8.000% 05/01/22                                3.0
                                                                          5. Martin County, Florida, Industrial Development
                                                                             Authority Revenue, (Indiantown Cogeneration
                                                                             Project),
                                                                             Series A, AMT, 7.875% 12/15/25                 3.0
                                                                          6. Florida State Municipal Power Agency Revenue,
                                                                             (Stanton II Project), Pre-refunded, (AMBAC
                                                                             Insured),
                                                                             6.500% 10/01/20                                2.9
                                                                          7. Florida State Board of Education, GO, Capital
                                                                             Outlay, Public Education, Unrefunded Balance,
                                                                             Series A,
                                                                             7.250% 06/01/23                                2.8
                                                                          8. North Broward, Florida, Hospital Revenue,
                                                                             (MBIA Insured), 6.250% 01/01/06                2.8
                                                                          9. Florida State Housing Finance Agency,
                                                                             Refunding, Multi-family Housing, (Altamonte
                                                                             Project), Series C, 7.000% 12/01/24            2.8
                                                                         10. Escambia County, Florida, PCR, (Champion
                                                                             International Corporation Project), AMT,
                                                                             6.900% 08/01/22                                2.8

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE
ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97         5.09%
Since Inception (12/10/93)
  through 03/31/97          3.62%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Florida Municipal Bond Fund on December 10, 1993 (inception date). The Lehman 20 Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Florida Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Florida.


                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                              LIPPER FLORIDA MUNICIPAL    LEHMAN 20-YEAR MUNICIPAL       WITH DISTRIBUTIONS
  (QUARTERLY)                                      DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 10, 1993                                              10000                      10000                      10000
                                                           10230                      10241                       9997
                                                            9535                       9531                       9198
                                                            9606                       9626                       9269
                                                            9630                       9676                       9280

Nov. 30, 1994                                               9471                       9489                       9174
                                                           10183                      10335                       9923
                                                           10390                      10558                      10183
                                                           10644                      10844                      10436

Nov. 30, 1995                                              11181                      11479                      10977

Mar. 31, 1996                                              10947                      11224                      10703
                                                           11013                      11352                      10801
                                                           11268                      11677                      11050
                                                           11528                      11991                      11302

Mar. 31, 1997                                              11462                      11916                      11247

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.28%*
Year Ended 03/31/97                      4.78%
Since Inception (11/03/94) through
  03/31/97                               9.76%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.52%
Since Inception (10/22/93) through
  03/31/97                               3.04%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.29%
Since Inception (12/13/93) through
  03/31/97                               4.01%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations
Florida Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 20-YEAR MUNICIPAL BOND INDEX]
                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
NOV. 3, 1994                 10000          10000
                             10072          10300
                             10970          11126
                             11207          11403
                             11511          11670

NOV. 30, 1995                12185          12259

MAR. 31, 1996                11914          11943
                             12049          12043
                             12049          12043
                             12394          12312
                             12728          12584

MAR. 31, 1997                12649          12514


                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
OCT. 22, 1993                10000          10000

NOV. 30, 1993                10129          10034
                              9427           9213
                              9520           9274
                              9570           9273

NOV. 30, 1994                 9385           9154
                             10222           9888
                             10442          10133
                             10725          10371

NOV. 30, 1995                11353          10894

MAR. 31, 1996                11101          10607
                             11227          10690
                             11548          10921
                             11860          11156

MAR. 31, 1997                11786          11086


                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
DEC. 13, 1993                10000          10000
                             10241          10056
                              9531           9251
                              9626           9330
                              9676           9346

NOV. 30, 1994                 9489           9244
                             10558          10270
                             10844          10531

NOV. 30, 1995                11479          11082

MAR. 31, 1996                11224          10811
                             11352          10915
                             11677          11172
                             11991          11433

MAR. 31, 1997                11916          11383

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                         NATIONS SHORT-TERM INCOME FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Brad Pope is Portfolio Manager of Nations Short-Term Income Fund and Product Manager, Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Short-Term Income Fund Investor A Shares provided shareholders with a total return of 5.04%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Pope shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUND?

     Since Nations Short-Term Income Fund focuses on one- to three-year securities, changes in interest rates affect the Fund less than they do longer term bond portfolios. These securities generally provide more income over time than money markets, but with lower price volatility than longer-term bonds. The rise in rates seen during the first quarter of 1997, has enabled us to add yield to the portfolio by purchasing securities at higher yield levels and lower prices.

     During the year, the Fund emphasized corporate bonds and asset-backed securities. These positions contributed significantly to Fund performance. The yield advantage these types of securities have over U.S. Treasuries helped to mute the negative effects of a rising interest rate environment.

WHERE DO YOU SEE RATES GOING AS WE HEAD INTO THE NEW FISCAL YEAR?

     There is little doubt that there will be continued market volatility. We believe that, in the short run, rates are likely to rise as the economy continues to show resilience and the market ponders the possibility of a series of interest rate hikes by the Federal Reserve Board. However, we also believe this will create a buying opportunity, as rates then should decline in response to a slower growth, benign inflation environment.

HOW ARE YOU POSITIONING THE FUND GOING FORWARD?

     We continue to emphasize income potential by focusing on investment grade corporate bonds, asset-backed securities and mortgages. Over time, the incremental income advantage of the portfolio should enhance return potential. We are taking a somewhat more defensive approach to the corporate bond market given the historically small yield advantage some of these securities have over U.S. Treasuries.

WHAT'S THE BIGGEST HURDLE INVESTORS FACE TODAY?

     Understanding that market reactions to information and perception are quicker than they have been historically. This does not mean that the economic cycle and the business cycle have changed. Rather, the market is reacting to the cycles much more quickly and may, in fact, be tempering the severity of the cycles. Losing sight of fundamental economic and valuation measures is a danger many investors face today.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser. Such fee waivers have the effect of increasing total return.

NATIONS FUNDS
Nations Short-Term Income Fund
---------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97

[PIE CHART]

Foreign Bonds and Notes          6.5%
Corporate Bonds anad Notes      53.8%
Asset-Backed Securities         25.4%
U.S. Treasury Obligations       10.0%
Mortgage-Backed Security         3.3%
Repurchase Agreement and Other
Assets and Liabilities (Net)     1.0%



                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                 % OF NET ASSETS AS OF 3/31/97

                                                                          1. U.S. Treasury Notes                           10.0%
                                                                          2. Federal National Mortgage Association
                                                                             Certificates                                   3.3
                                                                          3. Advanta Corporation, MTN, 6.600% 02/04/00      2.9
                                                                          4. Time Warner Asset-Backed Trust, 7.290%
                                                                             06/22/98                                       2.7
                                                                          5. Comdisco, Inc., MTN, 6.470% 09/30/98           2.5
                                                                          6. Chase Manhattan Auto Owner Trust, Series
                                                                             1996-C, Class A4, 6.150% 03/15/02              2.5
                                                                          7. Salomon Inc., MTN, 9.000% 02/15/99             2.4
                                                                          8. Lockheed Martin Corporation, 6.625% 06/15/98   2.3
                                                                          9. Associates Corporation N.A., Notes, 6.625%
                                                                             01/15/98                                       2.3
                                                                         10. IMC Home Equity Loan Trust, Series 1997-1,
                                                                             Class A3, 6.820% 10/25/11                      2.2

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97



AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97         5.04%
Since Inception (10/02/92)
through 03/31/97            4.87%

The chart to the right shows
the growth in value of a
hypothetical $10,000
investment in Investor A
Shares of Nations Short-Term
Income Fund on October 2, 1992
(inception date). Figures for
the Merrill Lynch 1-3 Year
Treasury Index, an unmanaged
index comprised of U.S.
Treasury bonds with maturities
of 1-3 years, include
reinvestment of dividends.

[LINE GRAPH]

                     Measurement Period                            Merrill Lynch 1-3 Year         Growth of Investment with
                        (Quarterly)                                   Treasury Index              Distributions Reinvested
Oct. 2, 1992                                                                10000                            10000
Nov. 30, 1992                                                               10018                             9914
                                                                            10239                            10226
                                                                            10350                            10398
                                                                            10498                            10585

Nov. 30, 1993                                                               10560                            10641
                                                                            10508                            10535
                                                                            10516                            10492
                                                                            10620                            10592

Nov. 30, 1994                                                               10620                            10590
                                                                            10977                            10925
                                                                            11329                            11304
                                                                            11499                            11475

Nov. 30, 1995                                                               11789                            11763
Mar. 31, 1996                                                               11828                            11790
                                                                            11947                            11901
                                                                            12145                            12088
                                                                            12375                            12314

Mar. 31, 1997                                                               12457                            12385


--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Short-Term Income Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.39%*
Year Ended 03/31/97                      4.89%
Since Inception (10/02/92) through
  03/31/97                               4.68%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase.

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.89%
Since Inception (06/07/93) through
  03/31/97                               4.81%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.25%
Since Inception (09/30/92) through
  03/31/97                               5.13%

AGGREGATE TOTAL RETURN

PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                               3.95%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Short-Term Income Fund from the date each class of shares was first offered. Figures for the Merrill Lynch 1-3 Year Treasury Index, an unmanaged index comprised of U.S. Treasury bonds with maturities of 1-3 years, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (09/30/92) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This difference in expenses will result in a slight difference in the performance of Primary A and Primary B Shares.

                            PERFORMANCE COMPARISONS

                                  [LINE GRAPH]

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                               GROWTH OF
                             MERRILL LYNCH    INVESTMENT
                               1-3 YEAR          WITH
    MEASUREMENT PERIOD         TREASURY      DISTRIBUTIONS
       QUARTERLY                 INDEX        REINVESTED
OCT. 2, 1992                     10000           10000
NOV. 30, 1992                    10018            9923



                                 10239           10226

                                 10350           10380

                                 10498           10560
NOV. 30, 1993                    10560           10609


                                 10508           10497

                                 10516           10450

                                 10620           10546
NOV. 30, 1994                    10620           10539


                                 10977           10869

                                 11329           11237

                                 11499           11403
NOV. 30, 1995                    11789           11685
MAR. 31, 1996                    11828           11707


                                 11947           11813

                                 12145           11994

                                 12375           12214
MAR. 31, 1997                    12457           12280

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                [LINE GRAPH]

                                               GROWTH OF
                             MERRILL LYNCH    INVESTMENT
                               1-3 YEAR          WITH
    MEASUREMENT PERIOD         TREASURY      DISTRIBUTIONS
       QUARTERLY                 INDEX        REINVESTED
JUNE 7, 1993                     10000           10000



                                 10218           10277
NOV. 30, 1993                    10279           10328


                                 10227           10223

                                 10236           10177

                                 10337           10271
NOV. 30, 1994                    10337           10265


                                 10684           10586

                                 11027           10946

                                 11192           11108
NOV. 30, 1995                    11474           11382
MAR. 31, 1996                    11512           11405


                                 11628           11508

                                 11821           11684

                                 12045           11898
MAR. 31, 1997                    12125           11962

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

                                [LINE GRAPH]

                                               GROWTH OF         GROWTH OF
                             MERRILL LYNCH    INVESTMENT        INVESTMENT
                               1-3 YEAR          WITH              WITH
    MEASUREMENT PERIOD         TREASURY      DISTRIBUTIONS     DISTRIBUTIONS
       QUARTERLY                 INDEX       REINVESTED - A    REINVESTED - B
SEPT. 30, 1992                   10000           10000             10000
NOV. 30, 1992                    10016            9941              9941



                                 10239           10268             10268

                                 10350           10435             10435

                                 10498           10629             10629
NOV. 30, 1993                    10560           10692             10692


                                 10508           10592             10592

                                 10518           10553             10553

                                 10620           10660             10660
NOV. 30, 1994                    10620           10663             10663


                                 10977           11006             11006

                                 11329           11391             11391

                                 11499           11569             11569
NOV. 30, 1995                    11789           11865             11865
MAR. 31, 1996                    11828           11899             11899
JUNE 28, 1996                    11947           12017             12017


                                 12145           12212             12212

                                 12375           12446             12446
MAR. 31, 1997                    12457           12524             12491

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                      NATIONS STRATEGIC FIXED INCOME FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Greg Cobb is Senior Portfolio Manager of Nations Strategic Fixed Income Fund and Senior Product Manager, Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks total return by investing in investment grade fixed income securities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Strategic Fixed Income Fund Investor A Shares provided shareholders with a total return of 3.70%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Cobb shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

PLEASE DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE FUND'S INVESTMENT APPROACH.

     Nations Strategic Fixed Income Fund invests in the investment grade sectors of the broad bond market, buying mainly U.S. Government securities, mortgage-backed securities, corporate bonds and asset-backed securities.

     Our investment philosophy is biased toward total return, recognizing that the combination of current income and price movement is ultimately more important than current income alone. We use a combination of investment strategies -- duration management (management of interest rate risk), sector rotation, security selection and yield curve positioning -- to add value to the Fund over time. By using multiple strategies, we avoid making "big bets" and look for each strategy to add incremental income without any single strategy dominating returns.

HOW DID BOND MARKET CONDITIONS AFFECT THE FUND'S PERFORMANCE?

     Over the last twelve months, the bond market has been quite volatile. The 30-year U.S. Treasury bond, the benchmark for the market, began the reporting period yielding 6.60%, and reached a high yield of 7.20% in July, before falling to 6.35% in early December.

     For most of the first quarter of 1997, the long bond traded above 6.80%, ending the quarter at 7.10%. The rise in bond yields during the first quarter can be attributed primarily to an economy that continues to exhibit a frustrating resiliency, growing at a rate above the economy's long-run potential of 2.25%.

     Given our view that economic growth would moderate and interest rates trend lower, the duration of the Fund (a measure of its sensitivity to interest rates) was longer than that of its benchmark, the Lehman Aggregate Bond Index. Because rising yields mean lower prices and longer durations magnify this effect, the rise in yields over the majority of the reporting period resulted in the Fund underperforming its benchmark.

WHAT ARE THE FUND'S CURRENT PORTFOLIO CHARACTERISTICS?

     As of March 31, 1997, the Fund had a weighted average maturity of 8.5 years and a duration of 4.5 years. The average quality of the portfolio was AA.

WHAT STRATEGIES HAS THE FUND BENEFITED FROM OVER THE LAST TWELVE MONTHS?**

     The Fund's sector strategy of overweighting corporate bonds, mortgage securities and asset-backed securities provided the strongest performance. Corporates benefited from a moderate economic growth and low inflation, positive

---------------

  * The performance shown includes the effect of fee waivers by the investment adviser. Such fee waivers have the effect of increasing total return.

 ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

credit trends (upgrades outnumbered downgrades) and positive technicals (heavy demand and low supply). Mortgage securities also experienced strong demand as investors poured money into the highest yielding investment grade sector. Asset-backed securities also saw heavy demand, particularly in short maturities. All three sectors outperformed comparable maturity U.S. Treasury bonds.

WHICH SECTOR PROVIDED THE WEAKEST PERFORMANCE?

     Long-duration U.S. Treasury bonds, especially 30-year bonds, were the worst performers. Historically, this has been the case in a rising interest rate environment, as these securities are most sensitive to changes in interest rates.

GOING FORWARD, WHERE DO YOU EXPECT TO FIND THE BEST VALUES?

     The major spread sectors are expected to provide strong performance potential going forward. "Spread" sectors refers to securities that trade at a yield premium or spread over comparable maturity U.S. Treasury bonds. For example, mortgages typically yield 1% to 1.25% more than Treasuries; they trade at a spread over Treasuries.

     We expect mortgages, in particular, to perform well as we think interest rates will remain within a fairly narrow range. Demand from a broad array of investors is expected to be strong, as mortgages provide more income relative to corporate bonds and asset-backed securities.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
---------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97

[PIE CHART]

Mortgage-Backed Securities              36.1%
U.S. Treasury Obligations               18.8%
Repurchase Agreement and Other Assets
 and Liabilities (Net)                   3.6%
Foreign Bonds                            3.8%
Asset Backed Securities                 13.2%
Corporate Bonds and Notes               24.5%




                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                 % OF NET ASSETS AS OF 3/31/97

                                                                          1. Federal National Mortgage Association
                                                                             Certificates                                  14.3%
                                                                          2. Government National Mortgage Association
                                                                             Certificates                                  12.8
                                                                          3. U.S. Treasury Bonds                           10.6
                                                                          4. Federal Home Loan Mortgage Corporation
                                                                             Certificates                                   9.0
                                                                          5. U.S. Treasury Notes                            8.2
                                                                          6. Tennessee Valley Authority, Deb., 5.980%
                                                                             04/01/36                                       1.7
                                                                          7. AT&T Universal Card, Master Trust Series
                                                                             95-2A, 5.950% 10/17/02                         1.6
                                                                          8. American Express Co., Master Trust, Series
                                                                             94-3, Class A, 7.85% 08/15/05                  1.6
                                                                          9. Olympic Auto Receivables Trust Series 96-C,
                                                                             Class A4, 6.80% 03/15/02                       1.5
                                                                         10. Aon Capital Trust A, 8.205% 01/01/27           1.5

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97        3.70%
Since Inception (11/19/92)
  through 03/31/97         5.76%

The chart to the right shows
the growth in value of a
hypothetical $10,000
investment in Investor A
Shares of Nations Strategic
Fixed Income Fund on November
19, 1992 (inception date).
Figures for the Lehman
Aggregate Bond Index, an
unmanaged index comprised of
the Lehman Government/Corporate Index,
the Asset-Backed Securities
Index and the Mortgage-Backed
Securities Index which include
U.S. Treasury issues, agency
issues, corporate bond issues
and mortgage-backed
securities, include
reinvestment of dividends.


[LINE GRAPH]

                     Measurement Period                                                           Growth of Investment with
                   (Fiscal Year Covered)                        Lehman Aggregate Bond Index        Distributions Reinvested
Nov. 19, 1992                                                             10000                            10000
Nov. 30, 1992                                                             10157                            10111
                                                                          10577                            10590
                                                                          10858                            10876
                                                                          11141                            11212

Nov. 30, 1993                                                             11148                            11183
                                                                          10828                            10865
                                                                          10717                            10733
                                                                          10782                            10787

Nov. 30, 1994                                                             10823                            10791
                                                                          11369                            11280
                                                                          12061                            11945
                                                                          12298                            12118

Nov. 30, 1995                                                             12822                            12631
                                                                          12595                            12313

Mar. 31, 1996                                                             12666                            12328
                                                                          12901                            12508
                                                                          13288                            12873
Mar. 31, 1997                                                             13213                            12769

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      2.88%*
Year Ended 03/31/97                      3.38%
Since Inception (11/16/92) through
  03/31/97                               5.40%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.23%
Since Inception (06/07/93) through
  03/31/97                               4.22%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      3.90%
Since Inception (10/30/92) through
  03/31/97                               5.97%

AGGREGATE TOTAL RETURN

PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                               3.35%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Strategic Fixed Income Fund from the date each class of shares was first offered. Figures for the Lehman Aggregate Bond Index, an unmanaged index comprised of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index which include U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

**Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (10/30/92) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This difference in expenses will result in a slight difference in the performance of Primary A and Primary B Shares.


                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                                               GROWTH OF
                                LEHMAN        INVESTMENT
                               BROTHERS          WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS
        (QUARTERLY)           BOND INDEX      REINVESTED
NOV. 16, 1992                    10000           10000
NOV. 30, 1992                    10157           10133
                                 10577           10598
                                 10858           10867
                                 11141           11185
NOV. 30, 1993                    11148           11140
                                 10828           10807
                                 10717           10668
                                 10782           10714
NOV. 30, 1994                    10823           10710
                                 11369           11187
                                 12061           11837
                                 12298           12000
NOV. 30, 1995                    12822           12498
MAR. 31, 1996                    12595           12174
                                 12666           12178
                                 12901           12347
                                 13288           12698
MAR. 31, 1997                    13213           12585

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                                               GROWTH OF
                                LEHMAN        INVESTMENT
                               BROTHERS          WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS
        (QUARTERLY)           BOND INDEX      REINVESTED
JUNE 7, 1993                     10000           10000
                                 10161           10146
                                 10447           10445
NOV. 30, 1993                    10453           10406
                                 10154           10097
                                 10049            9963
                                 10110           10003
NOV. 30, 1994                    10148            9995
                                 10660           10436
                                 11310           11039
                                 11532           11187
NOV. 30, 1995                    12023           11647
MAR. 31, 1996                    11810           11342
                                 11877           11342
                                 12097           11495
                                 12460           11817
MAR. 31, 1997                    12390           11708

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

                                  [LINE GRAPH]

                                               GROWTH OF           GROWTH OF
                                              INVESTMENT          INVESTMENT
                                LEHMAN           WITH                WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS       DISTRIBUTIONS
        (QUARTERLY)           BOND INDEX     REINVESTED - A      REINVESTED - B
OCT. 30, 1992                    10000           10000               10000
NOV. 30, 1992                    10161           10151               10151
                                 10581           10636               10636
                                 10862           10928               10928
                                 11145           11269               11269
NOV. 30, 1993                    11152           11245               11245
                                 10832           10928               10928
                                 10721           10801               10801
                                 10786           10861               10861
NOV. 30, 1994                    10827           10871               10871
                                 11373           11369               11369
                                 12066           12045               12045
                                 12303           12226               12226
NOV. 30, 1995                    12827           12750               12750
                                 12599           12436               12436
MAR. 31, 1996                    12671           12456               12456
                                 12906           12645               12645
                                 13293           13021               13021
MAR. 31, 1997                    13218           12921               12873

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                               NATIONS VALUE FUND
                           PERFORMANCE AND COMMENTARY
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

     Sharon Herrmann, CFA, is Senior Portfolio Manager of Nations Value Fund and a Director of Equity Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks growth of capital by investing in companies that are believed to be undervalued.
--------------------------------------------------------------------------------
PERFORMANCE REVIEW

     Nations Value Fund Investor A Shares produced another year of strong returns for shareholders, generating a total return of 17.80% for the one-year period ended March 31, 1997. The Fund outperformed its peer group, the Lipper Growth and Income Funds Average, which returned 15.47%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Herrmann shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.

     Nations Value Fund is based on the premise that a well-diversified portfolio of undervalued companies with low prices relative to the earnings they are expected to generate should, over time, outperform the overall market while incurring lower than average market risk. The Fund's focus on owning stocks with low price-to-earnings ratios should provide a cushion during periods of market declines.

HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT PREVAILED OVER THE LAST TWELVE MONTHS?

     As investor anxiety climbed with each upward move in the market, companies that carried a high level of predictability of positive earnings revisions were rewarded by higher stock prices. Conversely, those that disappointed in terms of earnings were severely damaged. Therefore, our strategy of owning companies with relatively low price-to-earnings multiples and improving forward earnings was a winning one. Fund performance was significantly enhanced by the ability to avoid companies that experienced negative earnings surprises. The market also favored large-capitalization companies, which make up the majority of the Fund's portfolio.

WHAT PARTICULAR SECTORS/STOCKS IMPACTED FUND PERFORMANCE?*

     Outperformance came from stocks in a variety of sectors, including consumer staples, energy, finance, technology and healthcare. Our decision to overweight the energy sector significantly boosted Fund performance, as companies such as Amoco, British Petroleum and several natural gas companies benefited from an increase in energy demand and low inventory levels. The Fund's overweight position in financial stocks was also rewarding. Among the major winners for the Fund were regional and money center banks, such as Bank of New York Inc., Chase Manhattan Corporation, and Citicorp, as well as insurance companies ITT Hartford Group Inc., and CIGNA Corporation, which are major restructuring stories. Other strong performers included Intel Corporation, the market share leader in semiconductors, whose share price increased a whopping 104.6% over the past year ended March 31, 1997.

     Slightly suppressing returns were companies in the utilities sector that are held as a defensive hedge, should we have a major market decline, due to their attractive dividend yields. Because of deregulation concerns, these stocks possess some of the best valuations in our discipline and, we believe, represent a timely buying opportunity.

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

HOW ARE YOU POSITIONING THE FUND GOING FORWARD?

     We believe Nations Value Fund will continue to deliver attractive total return potential relative to the market over the coming year. The portfolio is structured to continue to take advantage of companies trading at low prices relative to the earnings they are expected to generate in a broad array of sectors, including energy, finance, utilities and basic materials. Also, the Fund is selectively buying technology stocks, as this sector is now selling at attractive valuation levels given its recent downturn.

     As of the fiscal year end, the Fund's valuation level is more attractive than the overall stock market, selling at a modest price-to-earnings multiple of just 14.9 times weighted average earnings for 1997. This compares favorably with the multiple of the Standard & Poor's 500 Composite Stock Price Index which, according to our estimates, is currently selling at approximately 19 times 1997 earnings.

     As we move further into 1997, our focus for the Fund will be on avoiding companies that experience major earnings disappointments. The Fund's broad diversification should reduce the risk of heavy concentrations in any one specific company or industry -- a prudent strategy as we enter a more volatile market environment with historically high price levels.

NATIONS FUNDS
Nations Value Fund
------------------------------------
   PORTFOLIO BREAKDOWN AS OF 3/31/97

Consumer Staples                                             6.7%
Producer Durables                                            6.3%
Consumer Discretionary                                       4.8%
Other                                                        4.8%
Repurchase Agreement and Other Assets and Liabilities (Net)  4.7%
Financial Services                                          15.2%
Materials/Processing                                         7.3%
Auto and Transportation                                      7.3%
Healthcare                                                   9.6%
Energy                                                      10.3%
Technology                                                  10.5%
Utilities                                                   12.5%

----------------------------------------
    TOP TEN PORTFOLIO HOLDINGS AS A
     % OF NET ASSETS AS OF 3/31/97

  1. Intel Corporation                              2.8%
  2. Harris Corporation                             2.4
  3. Compaq Computer Corporation                    2.3
  4. General Re Corporation                         2.3
  5. Bristol-Myers Squibb Company                   2.3
  6. CIGNA Corporation                              2.3
  7. Xerox Corporation                              2.2
  8. Lockheed Martin Corporation                    2.2
  9. Mobil Corporation                              2.2
 10. Schering-Plough Corporation                    2.1


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN

INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97        17.80%
Five Years Ended 03/31/97  15.00%
Since Inception (12/06/89)
  through 03/31/97         14.21%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Value Fund on December 6, 1989 (inception date). Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends. Funds included in the Lipper Growth and Income Funds Average combine a growth of earnings orientation and an income requirement for level and/or rising dividends.


                                                   STANDARD & POOR'S 500                                  GROWTH OF INVESTMENT
              MEASUREMENT PERIOD                   COMPOSITE STOCK PRICE     LIPPER GROWTH AND INCOME      WITH DISTRIBUTIONS
                 (QUARTERLY)                               INDEX                  FUNDS AVERAGE                REINVESTED
DEC. 6, 1989                                               10000                      10000                      10000
                                                            9932                       9879                      10107
                                                           10555                      10380                      10634
                                                            9106                       9010                       9347
NOV. 30, 1990                                               9921                       9676                      10386
                                                           11360                      11057                      11780
                                                           11333                      11036                      11779
                                                           11938                      11662                      12296
NOV. 30, 1991                                              12938                      12504                      13073
                                                           12611                      12518                      13149
                                                           12851                      12545                      13219
                                                           13256                      12861                      13362
NOV. 30, 1992                                              13922                      13654                      14004
                                                           14530                      14315                      14672
                                                           14599                      14476                      15010
                                                           14975                      15031                      15671
NOV. 30, 1993                                              15322                      15367                      16254
                                                           14742                      14911                      15831
                                                           14804                      14871                      15703
                                                           15526                      15515                      15971
NOV. 30, 1994                                              15523                      15244                      15753
                                                           17033                      16427                      17216
                                                           18657                      17758                      18937
                                                           20138                      19087                      20450
NOV. 30, 1995                                              21350                      19940                      21388
                                                           22495                      21018                      22450
                                                           23504                      21688                      23326
                                                           24231                      22339                      23896
MAR. 31, 1996                                              26249                      23981                      25847
MAR. 31, 1997                                              26954                      24279                      26446

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Value Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N, PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                     17.01%*
Year Ended 03/31/97                     17.51%
Since Inception (06/17/92) through
  03/31/97                              15.48%

*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                     17.21%
Since Inception (06/07/93) through
  03/31/97                              15.90%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                     18.07%
Five Years Ended 03/31/97               15.24%
Since Inception (09/19/89) through
  03/31/97                              14.00%

AGGREGATE TOTAL RETURN

PRIMARY B SHARES**
----------------------------------------------
Since Inception (06/28/96) through
  03/31/97                              13.20%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N, Primary A and Primary B Shares of Nations Value Fund from the date each class of shares was first offered. Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

** Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (9/19/89) through 6/28/96, plus the performance for Primary B Shares from their date of inception (6/28/96) through 3/31/97. The expense structures for Primary A and Primary B Shares are similar, except that Primary B Shares are subject to a shareholder servicing fee of up to 60 basis points. This will result in a slight variance in the performance of Primary A and Primary B Shares.

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
       (QUARTERLY)               INDEX        REINVESTED
JUNE 17, 1992                    10000           10000

    MEASUREMENT PERIOD
  (FISCAL YEAR COVERED)          10315           10361
NOV. 30, 1992                    10834           10830
                                 11306           11309
                                 11361           11551
                                 11653           12031
NOV. 30, 1993                    11923           12460
                                 11472           12116
                                 11520           11995
                                 12082           12171
NOV. 30, 1994                    12080           11992
                                 13255           13069
                                 14518           14358
                                 15671           15473
NOV. 30, 1995                    16614           16147
MAR. 31, 1996                    17505           16944
                                 18290           17597
                                 18855           18010
                                 20426           19468
MAR. 31, 1997                    20975           19911

                     INVESTOR N SHARES AS OF MARCH 31, 1997


                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
        (QUARTERLY)              INDEX        REINVESTED
JUNE 7, 1993                     10000           10000
                                 10287           10588
NOV. 30, 1993                    10526           10967
                                 10127           10665
                                 10170           10577
                                 10666           10735
NOV. 30, 1994                    10664           10585
                                 11701           11539
                                 12617           12682
                                 13834           13673
NOV. 30, 1995                    14667           14286
MAR. 31, 1996                    15454           14979
                                 16146           15546
                                 16646           15898
                                 18032           17180
MAR. 31, 1997                    18516           17557

              PRIMARY A AND PRIMARY B SHARES AS OF MARCH 31, 1997


                               GROWTH OF      STANDARD &
                              INVESTMENT       POORS 500
                                 WITH          COMPOSITE
    MEASUREMENT PERIOD       DISTRIBUTIONS    STOCK PRICE
         (QUARTERLY)          REINVESTED         INDEX
SEPT. 19, 1989                   10000           10000
NOV. 30, 1989                    10073           10205
                                 10148            9898
                                 10676           10520
                                  9384            9076
NOV. 30, 1990                    10428            9888
                                 11827           11322
                                 11826           11295
                                 12345           11696
NOV. 30, 1991                    13125           12894
                                 13201           12569
                                 13273           12808
                                 13417           13212
NOV. 30, 1992                    14083           13875
                                 14758           14481
                                 15107           14550
                                 15781           14925
NOV. 30, 1993                    16388           15271
                                 15959           14693
                                 15828           14754
                                 16096           15474
NOV. 30, 1994                    15898           15471
                                 17372           16976
                                 19134           18594
                                 20661           20071
NOV. 30, 1995                    21636           21278
MAR. 31, 1996                    22724           22420
JUN. 28, 1996                    23624           23425
                                 24201           24149
                                 26206           26161
MAR. 31, 1997                    26829           26863

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                      Statement of Additional Information
                              Dated March 25, 1998

                                 Emerald Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 637-3759

                               Nations Fund Trust
                             One NationsBank Plaza
                              Charlotte, NC 28255
                                 (800) 626-2275

         (May 4, 1998 Special Meeting of Shareholders of Emerald Funds)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Emerald to be held on May 4, 1998. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Emerald or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


Incorporation of Documents by Reference in Statement of Additional Information

         Further information about the Investor A and Primary A Shares of the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Florida Municipal Bond Fund, Nations Strategic Fixed Income Fund, Nations Short-Term Income Fund, and the Investor A, Primary A and Daily Shares of Nations Tax-Exempt Fund, is contained in and incorporated herein by reference to the statement of additional information for Investor A and Primary A Shares of the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Florida Municipal Bond Fund, Nations Strategic Fixed Income Fund, Nations Short-Term Income Fund, and the Investor A, Primary A and Daily Shares of Nations Tax-Exempt Fund, dated August 1, 1997.

         Further information about the Retail and Institutional Shares of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and the Retail, Institutional and Service Shares of the Emerald Tax-Exempt Fund is contained in and incorporated herein by reference to the statement(s) of additional information for the Retail and Institutional Shares of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Equity Value Fund, Emerald Florida Tax-Exempt Fund, Emerald Managed Bond Fund, Emerald Short-Term Fixed Income Fund and the Retail, Institutional and Service Shares of the Emerald Tax-Exempt Fund, dated April 1, 1997, as supplemented, and redated March 25, 1998.

                               Table of Contents


General Information...............................................................................4
Introductory Note to Pro Forma Financial Information..............................................5

                              General Information

         The Reorganization contemplates the transfer of all of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of each Emerald Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund.

         The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Emerald Funds that were outstanding immediately before the Closing.

         After the transfer of their Fund Assets and Liabilities in exchange for Shares of the Nations Funds, the Emerald Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Emerald Funds. Each shareholder owning shares of a particular Emerald Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Emerald Funds. Nations will establish an account for each former shareholder of the Emerald Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Emerald for each shareholder. Upon completion of the reorganization with respect to all Emerald funds, all outstanding shares of the Emerald Funds will be redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Emerald will wind up its affairs and be deregistered as an investment company under the 1940 Act.

         For further information about the transaction, see the Proxy/Prospectus.

              Introductory Note to Pro Forma Financial Information

         The following unaudited pro forma information gives effect to the proposed transfer of the Fund Assets and Liabilities (as those terms are defined in the Reorganization Agreement) of the Emerald Funds to the Nations Funds, accounted for as if each transfer had occurred as of November 30, 1997 and as if the Nations Funds had operated for the year then ended. However, it is possible that one or more of the Emerald Funds will not approve the merger, in which case the resulting fund or funds will be comprised of only those Emerald Funds that approve the merger. In addition, each pro forma combining statement has been prepared based upon the structure of the proposed fee and expense structure of the applicable surviving Nations Fund. In addition, there is no expectation of any material repositioning of the portfolio securities of the Emerald Funds (other than the Emerald Equity Fund) after the Closing, except in the ordinary course of business. With respect to the Emerald Equity Fund, it is expected that a portion of the portfolio securities of the Fund will be repositioned as described in greater detail in the Combined Proxy/Prospectus.

         Pro forma financial information giving effect to the proposed transfer of Fund Assets and Liabilities of the Emerald Managed Bond Fund to Nations Strategic Fixed Income Fund, Emerald Tax-Exempt Fund to Nations Tax-Exempt Fund and Emerald Equity Value Fund to Nations Value Fund, is not presented in this Statement of Additional Information because, as of March 16, 1998. Each such Emerald Fund's assets were less than 10% of the corresponding Nations Fund.

         The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Emerald Funds and Nations Funds included or incorporated herein by reference in this Statement of Additional Information. Each combination of the above Emerald Funds and Nations Funds will be accounted for as a tax-free reorganization. For more information concerning this aspect of the Reorganization, see "Information Relating to Proposal 2--Approval of the Reorganization Agreement--Federal Income Tax Considerations" in the Proxy/Prospectus.

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                SHARES                       DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
COMMON STOCKS - 61.1%
                                       Aerospace and Defense - 2.7%
       39,825           0     39,825   Litton Industries, Inc.+ .....................     $2,006,184             $0     $2,006,184
       24,250           0     24,250   Lockheed Martin Corporation ..................      2,365,891              0      2,365,891
       24,575           0     24,575   Raytheon Company .............................      1,374,664              0      1,374,664
       35,350           0     35,350   TRW Inc. .....................................      2,006,112              0      2,006,112
                                                                                     ----------------------------------------------
                                                                                           7,752,851              0      7,752,851
                                                                                     ----------------------------------------------
                                       Apparel and Textiles - 0.6%
       55,225           0     55,225   Fruit of the Loom Inc., Class A+ .............      1,287,433              0      1,287,433
            0      14,300     14,300   Tommy Hilfiger Corporation+ ..................              0        561,275        561,275
                                                                                     ----------------------------------------------
                                                                                           1,287,433        561,275      1,848,708
                                                                                     ----------------------------------------------
                                       Automobile Parts Manufacturers - 1.7%
       89,550           0     89,550   Cooper Tire and Rubber Inc ...................      2,003,681              0      2,003,681
       25,850           0     25,850   Echilin Inc. .................................        819,122              0        819,122
            0      11,000     11,000   Lear Corporation+ ............................              0        514,938        514,938
       31,200           0     31,200   Snap-On Inc ..................................      1,370,850              0      1,370,850
                                                                                     ----------------------------------------------
                                                                                           4,193,653        514,938      4,708,591
                                                                                     ----------------------------------------------
                                       Banks - 2.1%
            0      10,500     10,500   BankAmerica Corporation ......................              0        766,500        766,500
            0       4,600      4,600   Chase Manhattan Bank .........................              0        499,675        499,675
        7,900           0      7,900   Citicorp .....................................        947,506              0        947,506
            0       2,195      2,195   Imperial Bancorp+ ............................              0        102,479        102,479
       31,600           0     31,600   PNC Bank Corporation .........................      1,700,475              0      1,700,475
            0       3,450      3,450   Saint Paul Bancorp Inc. ......................              0         84,525         84,525
       34,775           0     34,775   SouthTrust Corporation .......................      1,895,238              0      1,895,238
                                                                                     ----------------------------------------------
                                                                                           4,543,219      1,453,179      5,996,398
                                                                                     ----------------------------------------------
                                       Beverages - 1.2%
       27,300           0     27,300   Anheuser-Bush Companies, Inc. ................      1,179,019              0      1,179,019
            0      12,600     12,600   Pan American Beverage ........................              0        431,550        431,550
       26,700      23,000     49,700   PepsiCo Inc. .................................        984,562        848,125      1,832,687
                                                                                     ----------------------------------------------
                                                                                           2,163,581      1,279,675      3,443,256
                                                                                     ----------------------------------------------
                                       Building Products - Air & Heating - 0.7%
       30,150           0     30,150   Armstrong World International ................      2,078,466              0      2,078,466
                                                                                     ----------------------------------------------

                                       Chemicals - Basic - 1.6%
       22,150           0     22,150   Dow Chemical Company .........................      2,187,312              0      2,187,312
            0       8,700      8,700   Imperial Chemical Industries  PLC ............              0        517,107        517,107
       33,850           0     33,850   PPG Industries, Inc. .........................      1,961,184              0      1,961,184
                                                                                     ----------------------------------------------
                                                                                           4,148,496        517,107      4,665,603
                                                                                     ----------------------------------------------
                                       Chemicals - Specialty - 2.4%
       26,700           0     26,700   BetzDearborn, Inc. ...........................      1,625,363              0      1,625,363
       53,200           0     53,200   Ferro Corporation ............................      2,038,225              0      2,038,225
       29,050           0     29,050   Great Lakes Chemical Corporation .............      1,303,619              0      1,303,619
       39,000           0     39,000   Union Carbide Corporation ....................      1,720,875              0      1,720,875
                                                                                     ----------------------------------------------
                                                                                           6,688,082              0      6,688,082
                                                                                     ----------------------------------------------
                                       Computer Services - 0.3%
            0      13,700     13,700   Bay Networks Inc. + ..........................              0        411,856        411,856
        6,350           0      6,350   Automatic Data Processing Inc. ...............        357,187              0        357,187
                                                                                     ----------------------------------------------
                                                                                             357,187        411,856        769,043
                                                                                     ----------------------------------------------
                                       Computer Software - 1.4%
       19,250           0     19,250   Adobe Systems, Inc. . ........................        808,500              0        808,500
            0       3,800      3,800   Citrix Systems Inc.+ .. ......................              0        272,175        272,175
            0      16,600     16,600   Cadence Design Systems, Inc.+ . ..............              0        419,150        419,150
            0      13,050     13,050   Computer Associates Inc ......................              0        679,416        679,416
            0      18,100     18,100   Iomega Corporation+ ..........................              0        595,038        595,038
            0      12,300     12,300   McAfee Associates Inc.+ ......................              0        562,725        562,725
            0       4,100      4,100   Microsoft Corporation +.. ....................              0        580,150        580,150
                                                                                     ----------------------------------------------
                                                                                             808,500      3,108,654      3,917,154
                                                                                     ----------------------------------------------

                                       Computer Hardware - 2.6%
            0       8,800      8,800   Adaptec,  Inc.+ . ............................              0        435,600        435,600
            0      12,300     12,300   Compaq Computers Corporation+. ...............              0        767,982        767,982
            0      14,800     14,800   National Semiconductor Corporation+.. ........              0        490,250        490,250
       28,750           0     28,750   Hewlett Packard Company.. ....................      1,755,547              0      1,755,547
       19,900       8,200     28,100   Intel Corporation . ..........................      1,544,737        636,525      2,181,262
            0       9,600      9,600   Quantum Corporation+ .........................              0        255,600        255,600
       99,550           0     99,550   Silicon Graphics, Inc ........................      1,306,594              0      1,306,594
            0       5,000      5,000   Texas Instruments, Inc. ......................              0        246,250        246,250
                                                                                     ----------------------------------------------
                                                                                           4,606,878      2,832,207      7,439,085
                                                                                     ----------------------------------------------

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                SHARES                       DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
COMMON STOCKS - (continued)
                                       Construction - 0.8%
       59,700           0     59,700   Fluor Corporation ............................     $2,145,469             $0     $2,145,469
                                                                                     ----------------------------------------------

                                       Containers - 0.3%
       19,950           0     19,950   Crown Cork & Seal Inc ........................        973,809              0        973,809
                                                                                     ----------------------------------------------

                                       Cosmetics and Toiletry - 0.9%
            0       6,100      6,100   Blyth Industries, Inc.+ ......................              0        156,694        156,694
            0      31,300     31,300   Dial Corporation .............................              0        606,437        606,437
            0       4,700      4,700   Gillette Corporation .........................              0        433,869        433,869
       24,700           0     24,700   Kimberly-Clark Corporation ...................      1,285,944              0      1,285,944
                                                                                     ----------------------------------------------
                                                                                           1,285,944      1,197,000      2,482,944
                                                                                     ----------------------------------------------
                                       Data Processing/Management - 0.9%
            0       9,700      9,700   Cisco Systems, Inc.+ .........................              0        836,625        836,625
       60,825           0     60,825   First Data Corporation........................      1,722,108              0      1,722,108
                                                                                     ----------------------------------------------
                                                                                           1,722,108        836,625      2,558,733
                                                                                     ----------------------------------------------
                                       Drugs - 0.4%
       17,700           0     17,700   American Home Products Corporation............      1,236,787                     1,236,787
                                                                                     ----------------------------------------------

                                       Electric Power - 1.8%
       24,500           0     24,500   Baltimore Gas & Electric Company .............        751,844              0        751,844
       38,900           0     38,900   DPL Inc. .....................................      1,021,125              0      1,021,125
       25,350           0     25,350   Duke Energy Corporation ......................      1,318,200              0      1,318,200
       78,400           0     78,400   Entergy Corporation ..........................      2,038,400              0      2,038,400
                                                                                     ----------------------------------------------
                                                                                           5,129,569              0      5,129,569
                                                                                     ----------------------------------------------
                                       Electronics - 3.4%
       42,350           0     42,350   Amp Inc. .. ..................................      1,839,578              0      1,839,578
       43,100           0     43,100   Johnson Controls . ...........................      1,974,519              0      1,974,519
       32,150           0     32,150   Motorola, Inc. . .............................      2,021,431              0      2,021,431
       75,800           0     75,800   LSI Logic .. .................................      1,762,350              0      1,762,350
            0      10,300     10,300   Philips Electronics.. ........................              0        690,100        690,100
            0      12,500     12,500   SCI Systems, Inc.+ . .........................              0        572,656        572,656
            0      10,500     10,500   Tech Data Corporation+. ......................              0        423,938        423,938
            0       9,600      9,600   Teradyne, Inc.+. .............................              0        315,000        315,000
                                                                                     ----------------------------------------------
                                                                                           7,597,878      2,001,694      9,599,572
                                                                                     ----------------------------------------------
                                       Environmental Services - 0.3%
            0      14,700     14,700   Calenergy Co., Inc.+ .........................              0        488,775        488,775
            0      11,700     11,700   USA Waste Services Inc. + ....................              0        386,831        386,831
                                                                                     ----------------------------------------------
                                                                                                   0        875,606        875,606
                                                                                     ----------------------------------------------
                                       Financial Services - 0.5%
            0       3,100      3,100   Americredit Corporation+.. ...................              0         85,638         85,638
            0      19,100     19,100   Green Tree Financial Corporation.. ...........              0        584,937        584,937
            0      11,700     11,700   Morgan Stanley Dean Witter, Discover & Company              0        635,456        635,456
                                                                                     ----------------------------------------------
                                                                                                   0      1,306,031      1,306,031
                                                                                     ----------------------------------------------
                                       Food Producers - 1.5%
            0   26,200        26,200   ConAgra, Inc.. ...............................              0        941,563        941,563
            0   14,200        14,200   Dean Foods Comapny ...........................              0        754,375        754,375
            0   21,200        21,200   Interstate Bakeries Corporation ..............              0        732,725        732,725
       29,350        0        29,350   Nabisco Holdings Corporation, Class A.. ......      1,368,444              0      1,368,444
            0   10,500        10,500   Sara Lee Corporation.. .......................              0        555,188        555,188
                                                                                     ----------------------------------------------
                                                                                           1,368,444      2,983,851      4,352,295
                                                                                     ----------------------------------------------
                                       Food Retailers - 0.9%
            0   12,600        12,600   Safeway, Inc.+. ..............................              0        765,449        765,449
       36,925        0        36,925   Safeco.. .....................................      1,804,709              0      1,804,709
                                                                                     ----------------------------------------------
                                                                                           1,804,709        765,449      2,570,158
                                                                                     ----------------------------------------------
                                       Furniture and Appliances - 1.2%
            0   21,400        21,400   General Electric Company .. ..................              0      1,578,250      1,578,250
       79,100        0        79,100   Rubbermaid, Inc. . ...........................      1,918,175              0      1,918,175
                                                                                     ----------------------------------------------
                                                                                           1,918,175      1,578,250      3,496,425
                                                                                     ----------------------------------------------
                                       Insurance - 2.7%
       17,775        0        17,775   Aetna Inc. ...................................      1,339,790              0      1,339,790
            0    7,400         7,400   Allstate Financial Corporation.. .............              0        635,475        635,475
       15,600        0        15,600   Berkley (W.R.) Corporation.. .................        649,350              0        649,350
            0   13,000        13,000   Conseco, Inc.. ...............................              0        605,313        605,313
            0   21,750        21,750   SunAmerica Inc ...............................              0        880,875        880,875
            0   19,050        19,050   Travelers Group, Inc.. .......................              0        962,025        962,025
       29,725        0        29,725   Hartford Financial Services Group Inc ........      2,489,469              0      2,489,469
                                                                                     ----------------------------------------------
                                                                                           4,478,609      3,083,688      7,562,297
                                                                                     ----------------------------------------------

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                SHARES                       DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
COMMON STOCKS - (continued)
                                       Machinery and Equipment - 2.2%
            0       9,300      9,300   Caterpillar Inc. .............................             $0       $445,819       $445,819
       33,400           0     33,400   Foster Wheeler Corp ..........................      1,029,137              0      1,029,137
       32,525           0     32,525   General Signal Corporation ...................      1,327,426              0      1,327,426
       47,500           0     47,500   Harnischfeger Corporation ....................      1,813,906              0      1,813,906
       31,550           0     31,550   Nordson Corporation ..........................      1,656,375              0      1,656,375
                                                                                     ----------------------------------------------
                                                                                           5,826,844        445,819      6,272,663
                                                                                     ----------------------------------------------

                                       Media - 0.3%
            0      12,400     12,400   New York Times, Class A ......................              0        736,250        736,250
                                                                                     ----------------------------------------------

                                       Medical Products and Supplies - 2.5%
       19,050           0     19,050   Abbott Laboratories ..........................      1,238,250              0      1,238,250
       22,225           0     22,225   Amgen, Inc. ..................................      1,136,253              0      1,136,253
            0       9,500      9,500   Boston Scientific Corporation+ ...............              0        429,281        429,281
       24,300           0     24,300   Becton, Dickinson & Company ..................      1,252,969              0      1,252,969
       23,975           0     23,975   Johnson & Johnson ............................      1,508,927              0      1,508,927
       24,150           0     24,150   Mead Corporation .............................      1,559,184              0      1,559,184
                                                                                     ----------------------------------------------
                                                                                           6,695,583        429,281      7,124,864
                                                                                     ----------------------------------------------
                                       Medical Services - 1.2%
            0       9,900      9,900   Baxter International .........................              0        501,188        501,188
            0       5,300      5,300   Medpart/Mullkin Inc. .........................              0        131,175        131,175
            0      17,600     17,600   MedPartners, Inc+ ............................              0        435,600        435,600
            0      21,240     21,240   Tenet Healthcare Corporation+ ................              0        673,043        673,043
            0      23,800     23,800   HEALTHSOUTH Corporation+ .....................              0        624,750        624,750
       58,800           0     58,800   Beverly Enterprises+ .........................        999,600              0        999,600
                                                                                     ----------------------------------------------
                                                                                             999,600      2,365,756      3,365,356
                                                                                     ----------------------------------------------
                                       Metals and Mining - 0.7%
      149,400           0    149,400   Bethlehem Steel ..............................      1,531,350              0      1,531,350
            0       5,300      5,300   Minnesota Mining & Manufacturing Company .....              0        516,419        516,419
                                                                                     ----------------------------------------------
                                                                                           1,531,350        516,419      2,047,769
                                                                                     ----------------------------------------------
                                       Miscellaneous Services - 0.2%
            0      21,200     21,200   Accustaff, Inc. + ............................              0        626,725        626,725
                                                                                     ----------------------------------------------

                                       Miscellaneous Manufacturer - 0.7%
       42,400           0     42,400   Dexter Corporation ...........................      1,688,050              0      1,688,050
            0       7,300      7,300   CN Coltec Inustries+ .........................              0        170,181        170,181
                                                                                     ----------------------------------------------
                                                                                           1,688,050        170,181      1,858,231
                                                                                     ----------------------------------------------
                                       Oil - Domestic - 2.6%
        9,800           0      9,800   Amoco Corporation ............................        882,000              0        882,000
       21,650           0     21,650   Apache Corporation ...........................        795,637              0        795,637
            0       8,500      8,500   Helmrich & Payne .............................              0        646,531        646,531
       28,300           0     28,300   Repsol S.A., ADR .............................      1,220,437              0      1,220,437
            0      28,500     28,500   USX - Marathon Group .........................              0        976,125        976,125
       21,500           0     21,500   Unocal Corporation ...........................        855,969              0        855,969
       65,675           0     65,675   Ultramar Diamond Shamrock Corporation ........      1,998,983              0      1,998,983
                                                                                     ----------------------------------------------
                                                                                           5,753,026      1,622,656      7,375,682
                                                                                     ----------------------------------------------
                                       Oil - International - 1.5%
       18,925           0     18,925   Mobil Corporation ............................      1,361,417              0      1,361,417
            0      10,371     10,371   British Petroleum PLC ADR+ ...................              0        860,793        860,793
       53,250           0     53,250   Dillars International ........................      1,946,953              0      1,946,953
                                                                                     ----------------------------------------------
                                                                                           3,308,370        860,793      4,169,163
                                                                                     ----------------------------------------------
                                       Paper Products - 0.5%
            0       8,500      8,500   International Paper ..........................              0        403,219        403,219
       44,600           0     44,600   Lousianna  - Pacific .........................        900,363              0        900,363
                                                                                     ----------------------------------------------
                                                                                             900,363        403,219      1,303,582
                                                                                     ----------------------------------------------
                                       Pharmaceuticals - 2.0%
            0      12,600     12,600   Bristol-Myers Squibb Company .................              0      1,179,674      1,179,674
            0      13,700     13,700   Dura Pharmaceuticals+ ........................              0        601,088        601,088
            0      14,100     14,100   Eli Lilly & Company ..........................              0        889,180        889,180
            0      12,300     12,300   Elan Corporation PLC, ADR+ ...................              0        648,825        648,825
            0       8,600      8,600   Merck & Company, Inc. ........................              0        813,238        813,238
            0      13,500     13,500   Pfizer Inc. ..................................              0        982,124        982,124
            0       4,400      4,400   Warner Lambert Company .......................              0        615,450        615,450
                                                                                     ----------------------------------------------
                                                                                                   0      5,729,579      5,729,579
                                                                                     ----------------------------------------------

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                SHARES                       DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
COMMON STOCKS - (continued)
                                       Recreation - 2.0%
            1           0          1   Ascent Entertainment Group, Inc.+ ............             $9             $0             $9
            0      11,400     11,400   Callaway Golf ................................              0        363,375        363,375
       17,800           0     17,800   Disney (Walt) Company ........................      1,689,887              0      1,689,887
            0      12,200     12,200   Gtech Holdings Corporation+ ..................              0        392,688        392,688
            0      21,000     21,000   Mattel, Inc. .................................              0        841,312        841,312
            0      16,800     16,800   Tyco .........................................              0        659,400        659,400
       60,075           0     60,075   Hasbro Inc ...................................      1,745,930              0      1,745,930
                                                                                     ----------------------------------------------
                                                                                           3,435,826      2,256,775      5,692,601
                                                                                     ----------------------------------------------
                                       Restaurants and Lodging - 1.6%
            0      10,400     10,400   HFS, Inc.+ ...................................              0        713,700        713,700
      107,200           0    107,200   La Quinta Inns Inc ...........................      2,036,800              0      2,036,800
       81,400           0     81,400   Wendy's International Inc ....................      1,709,400              0      1,709,400
                                                                                     ----------------------------------------------
                                                                                           3,746,200        713,700      4,459,900
                                                                                     ----------------------------------------------
                                       Retail - Discount - 1.1%
            0      16,825     16,825   Consolidated Stores Corporation+ .............              0        818,115        818,115
            0      16,300     16,300   CompUSA, Inc. + ..............................              0        595,969        595,969
            0      11,500     11,500   Home Depot, Inc. .............................              0        643,281        643,281
       49,250           0     49,250   Woolworth Corporation+ .......................      1,065,031              0      1,065,031
                                                                                     ----------------------------------------------
                                                                                           1,065,031      2,057,365      3,122,396
                                                                                     ----------------------------------------------
                                       Retail - General - 0.6%
       34,450           0     34,450   Sears, Roebuck & Company .....................      1,578,241              0      1,578,241
                                                                                     ----------------------------------------------

                                       Retail - Specialty - 1.6%
            0      26,700     26,700   General Nutrition Companies+ .................              0        911,137        911,137
      164,500           0    164,500   Heilig-Meyers Company ........................      2,128,219              0      2,128,219
            0      27,875     27,875   Staples+ .....................................              0        785,727        785,727
            0       1,350      1,350   Tuesday Morning Corporation+ .................              0         33,581         33,581
            0      29,850     29,850   U.S. Office Products Company+ ................              0        593,269        593,269
                                                                                     ----------------------------------------------
                                                                                           2,128,219      2,323,714      4,451,933
                                                                                     ----------------------------------------------
                                       Steel - 0.8%
            0      11,200     11,200   USX United States Steel Corporation ..........              0        350,700        350,700
       41,275           0     41,275   Nucor Corporation ............................      2,063,750              0      2,063,750
                                                                                     ----------------------------------------------
                                                                                           2,063,750        350,700      2,414,450
                                                                                     ----------------------------------------------
                                       Telecommunications - 1.8%
            0      11,500     11,500   ADC Telcommunications, Inc.+ .................              0        427,656        427,656
       37,600           0     37,600   Aspect Communications ........................        843,650              0        843,650
       85,350           0     85,350   Atmel Corporation ............................      1,915,041              0      1,915,041
       35,150           0     35,150   DSC Communications ...........................        793,072              0        793,072
            0       3,100      3,100   Lucent Technologies ..........................              0        248,388        248,388
       22,800           0     22,800   MCI Communications Corporation ...............      1,001,775              0      1,001,775
                                                                                     ----------------------------------------------
                                                                                           4,553,538        676,044      5,229,582
                                                                                     ----------------------------------------------
                                       Tobacco - 0.6%
       42,050           0     42,050   Philip Morris Companies Inc ..................      1,829,175              0      1,829,175
                                                                                     ----------------------------------------------

                                       Transportation - 0.7%
            0       6,300      6,300   AMR Corporation+ .............................              0        763,481        763,481
       14,800           0     14,800   Burlington Northern Santa Fe Inc. ............      1,354,200              0      1,354,200
                                                                                     ----------------------------------------------
                                                                                           1,354,200        763,481      2,117,681
                                                                                     ----------------------------------------------
                                       Utilities - Natural Gas - 0.6%
            0      10,400     10,400   Columbia Gas System, Inc.+ ...................              0        756,600        756,600
       27,350           0     27,350   Equitable Resources Inc. .....................        885,456              0        885,456
                                                                                     ----------------------------------------------
                                                                                             885,456        756,600      1,642,056
                                                                                     ----------------------------------------------
                                       Utilities - Telephone - 1.5%
       15,925           0     15,925   Ameritech Corporation ........................      1,227,220              0      1,227,220
       29,900           0     29,900   GTE Corporation ..............................      1,511,819              0      1,511,819
            0      26,200     26,200   LCI International, Inc.+ .....................              0        722,136        722,136
            0      28,200     28,200   WorldCom, Inc.+ ..............................              0        902,399        902,399
                                                                                     ----------------------------------------------
                                                                                           2,739,039      1,624,535      4,363,574
                                                                                     ----------------------------------------------
                                       Wire and Cable Products - 0.9%
       85,650           0     85,650   Bard (CR) Inc. ...............................      2,564,147              0      2,564,147
                                                                                     ----------------------------------------------


                                       TOTAL COMMON STOCKS ..........................    122,935,855     50,736,677    173,672,532
                                                                                     ==============================================

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT                 DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
ASSET-BACKED SECURITIES - 2.2%
     $990,000          $0   $990,000   Chase Manhattan Credit Card Master Trust,
                                          Series 1996-4, Class A, 6.730% 02/15/03 ...       $998,663             $0       $998,663
    1,350,000           0  1,350,000   Circuit City Credit Card Master Trust,
                                          Series 1995-1, Class A,  6.375% 08/15/05 ..      1,354,641              0      1,354,641
    1,550,000           0  1,550,000   CS First Boston Mortgage Securities
                                          Corporation, Series 1996-2, Class A4,
                                          6.620% 02/25/18 ...........................      1,559,687              0      1,559,687
                                       EQCC Home Equity Loan Trust:
    1,000,000           0  1,000,000     Series 1996-2, Class A2,
                                           6.700% 09/15/08 ..........................      1,004,063              0      1,004,063
    1,250,000           0  1,250,000   Premier Auto,
                                       6.530% 12/06/03 ..............................      1,258,594              0      1,258,594
                                                                                     ----------------------------------------------

                                       TOTAL ASSET-BACKED SECURITIES                       6,175,648              0      6,175,648
                                                                                     ==============================================

CORPORATE BONDS AND NOTES - 13.2%
                                       Automotive - 0.7%
    1,180,000           0  1,180,000   Ford Motor Credit Company, MTN,
                                         7.500% 08/01/26. ...........................      1,261,514              0      1,261,514
            0     500,000    500,000   Ford Motor Credit Company, MTN,
                                         6.80% 04/23/01 .............................              0        508,136        508,136
            0     250,000    250,000   General Motors Acceptance Corporation,
                                          Putable 06/01/00 @ 100
                                       8.875% 06/01/10 ..............................              0        297,652        297,652
                                                                                     ----------------------------------------------
                                                                                           1,261,514        805,788      2,067,302
                                                                                     ----------------------------------------------
                                       Banking and Finance - 7.2%
      900,000           0    900,000   AON Capital Trust, Class A,
                                          8.205% 01/01/27 ...........................        989,658              0        989,658
    2,300,000           0  2,300,000   Associates Corporation N.A.,
                                          6.750% 07/15/01 ...........................      2,328,796              0      2,328,796
    1,300,000           0  1,300,000   BankAmerica Capital,
                                          8.000% 12/15/26 ...........................      1,371,526              0      1,371,526
    1,245,000           0  1,245,000   Bayerische L:andesbank,
                                          6.200% 2/09/06 ............................      1,217,062              0      1,217,062
      900,000           0    900,000   Bear Stearns Company, Senior Notes,
                                          6.750% 05/01/01 ...........................        907,965              0        907,965
            0     350,000    350,000   American Express Credit Corp.
                                          Putable 9/20/98 @ 100
                                          8.500% 06/15/99 ...........................              0        361,229        361,229
            0   1,000,000  1,000,000   BankAmerica Capital BAC,
                                       6.330% 1/15/98 /..............................              0        988,362        988,362
    1,125,000           0  1,125,000   Chrysler Financial Corporation, Sub. Notes,
                                          6.375% 01/28/00 ...........................      1,126,913              0      1,126,913
      650,000           0    650,000   GE Global Insurance Corporation,
                                       7.000% 02/15/26 ..............................        665,451              0        665,451
            0   1,000,000  1,000,000   Hutchinson Wampo Putable 8/01/09 @ 100
                                       6.99% 8/01/37 ................................              0        954,441        954,441
            0     500,000    500,000   IAD Bank,
                                       8.400% 09/01/09 ..............................              0        589,060        589,060
    1,250,000           0  1,250,000   Lehman Brothers Holdings, MTN,
                                          6.850% 10/08/99 ...........................      1,262,925              0      1,262,925
            0   1,000,000  1,000,000   Merrill Lynch & Company,
                                          6.700% 08/01/00 ...........................              0      1,012,127      1,012,127
    1,100,000           0  1,100,000   Merrill Lynch & Company,
                                          6.550% 08/01/04 ...........................      1,102,794              0      1,102,794
            0   1,000,000  1,000,000   Norwest Financial Inc.,
                                       7.250% 3/15/00 ...............................              0      1,022,893      1,022,893
                                       Paine Webber Group:
      800,000           0    800,000      7.700% 02/11/00 ...........................        823,800              0        823,800
      825,000           0    825,000      7.300% 10/15/03 ...........................        858,363              0        858,363
            0   1,500,000  1,500,000   Travelers Commercial Credit, Putable
                                          06/01/02 @ 100 6.630% 6/01/15 .............              0      1,511,834      1,511,834
    1,250,000           0  1,250,000   Union Planters Corporation, Sub. Notes,
                                          6.750% 11/01/05 ...........................      1,249,212              0      1,249,212
                                                                                     ----------------------------------------------
                                                                                          13,904,465      6,439,946     20,344,411
                                                                                     ----------------------------------------------
                                       Beverage - 0.4%
                                       Coca Cola Enterprises:
      425,000           0    425,000    6.950% 11/15/26 .............................        426,012              0        426,012
            0     500,000    500,000    8.000% 1/04/05 ..............................              0        553,355        553,355
                                                                                     ----------------------------------------------
                                                                                             426,012        553,355        979,367
                                                                                     ----------------------------------------------

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT                 DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
CORPORATE BONDS AND NOTES - (continued)
                                       Electrical - 0.2%
           $0    $500,000   $500,000   General Electric 8.3% 9/20/09 Putable
                                          09/20/98 @ 100 ............................             $0       $575,067       $575,067
                                                                                     ----------------------------------------------

                                       Entertainment - 0.5%
      615,000           0    615,000   Walt Disney Company,
                                          6.750% 03/30/06 ...........................        628,758              0        628,758
      825,000           0    825,000   FMT Fingerhut 1996-1A,
                                          6.450% 02/20/02 ...........................        829,125              0        829,125
                                                                                     ----------------------------------------------
                                                                                           1,457,883              0      1,457,883
                                                                                     ----------------------------------------------
                                       Industrial - 1.6%
      940,000           0    940,000   Auburn Hills Trust Certificates, Deb.,
                                          12.000% 05/01/20++ ........................      1,479,626              0      1,479,626
      350,000           0    350,000   News America Holdings,
                                          7.700% 10/30/2025 .........................        354,477              0        354,477
      750,000           0    750,000   Popular North America,
                                          6.625% 10/27/02 ...........................        756,210              0        756,210
    1,350,000           0  1,350,000   Sears Roebuck Acceptance Corporation, MTN,
                                          6.540% 02/20/03 ...........................      1,359,032              0      1,359,032
      710,000           0    710,000   Xerox Capital Trust I,
                                          8.000% 02/01/27 ...........................        738,883              0        738,883
                                                                                     ----------------------------------------------
                                                                                           4,688,228              0      4,688,228
                                                                                     ----------------------------------------------
                                       Insurance - 0.2%
            0     500,000    500,000   CNA Financial Corporation, Sr. Note,
                                       8.88% 3/1/98 .................................              0        503,607        503,607
                                                                                     ----------------------------------------------

                                       Oil - International - 0.1%
            0     150,000    150,000   Texaco Capital Income Inc.,
                                       8.65% 1/30/98 ................................              0        150,649        150,649
                                                                                     ----------------------------------------------

                                       Retail - 0.4%
            0   1,000,000  1,000,000   Safeco Capital Trust,
                                       8.072% 7/15/37 ...............................              0      1,020,621      1,020,621
                                                                                     ----------------------------------------------

                                       Utilities Electric - 1.2%
            0     500,000    500,000   Central Illinois Public Service Company,
                                          Callable 05/15/98 @ 105.95,
                                          8.5% 5/15/22 ..............................              0        532,441        532,441
            0   1,150,000  1,150,000   Citizens Utilities  Company, Putable
                                          8/15/03 @ 100, 6.80% 8/15/26 ..............              0      1,197,660      1,197,660
            0     750,000    750,000   Northern Power,
                                       5.5% 02/01/99 ................................              0        745,383        745,383
            0   1,000,000  1,000,000   Wisconsin Electric Power Company,
                                       9.13% 9/01/24 ................................              0      1,061,209      1,061,209
                                                                                     ----------------------------------------------
                                                                                                   0      3,536,693      3,536,693
                                                                                     ----------------------------------------------
                                       Utilities Telephone - 0.7%
            0     400,000    400,000   AT&T Corporation Callable 1/15/02
                                        8.125% 01/15/22 .............................              0        427,805        427,805
            0     500,000    500,000   Chesapeake & Potomac Company of Maryland,
                                       8.00% 10/15/29 ...............................              0        588,821        588,821
            0     875,000    875,000   NYNEX Capital Funding Company, VRN
                                       7.63% 10/15/09 ...............................              0        995,158        995,158
            0      50,000     50,000   PACIFIC Telephone & Telegraph
                                       7.25% 02/01/08 ...............................              0         50,806         50,806

                                                                                     ----------------------------------------------
                                                                                                   0      2,062,590      2,062,590
                                                                                     ----------------------------------------------

                                       TOTAL CORPORATE BONDS AND NOTES ..............     21,738,102     15,648,316     37,386,418
                                                                                     ==============================================

MORTGAGE-BACKED SECURITIES - 10.1%
                                       Federal Home Loan Mortgage Corporation (FHLMC) Certificates - 2.8%
            0     660,000    660,000   6.20% 9/08/08 ................................              0        640,626        640,626
            0     120,872    120,872   8.0% 6/01/99 .................................              0        123,662        123,662
            0     228,296    228,296   8.0% 7/1/10 ..................................              0        233,979        233,979
            0      73,300     73,300   8.50% 7/1/98 .................................              0         74,396         74,396
            0     319,111    319,111   8.5% 2/1/00 ..................................              0        326,703        326,703
            0     124,361    124,361   8.50% CMO 02/15/21 ...........................              0        127,002        127,002
            0     312,552    312,552   Gold 6.0% 3/1/26 .............................              0        300,353        300,353
    2,094,248           0  2,094,248   Gold 6.500% 08/01/10 .......................        2,096,845              0      2,096,845
            0   2,118,784  2,118,784   Gold 7.50% 9/01/10 ...........................              0      2,173,385      2,173,385
    1,796,726           0  1,796,726   Gold, 8.00% 09/01/25 .........................      1,857,923              0      1,857,923
                                                                                     ----------------------------------------------
                                                                                           3,954,768      4,000,106      7,954,874
                                                                                     ----------------------------------------------

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT                 DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
MORTGAGE-BACKED SECURITIES - (continued)
                                       Federal National Mortgage Association
                                       (FNMA) Certificates - 3.6%
           $0    $500,000   $500,000   6.35% 06/10/05 ...............................             $0       $505,743       $505,743
            0   1,000,000  1,000,000   6.14% 01/21/04 ...............................              0        982,213        982,213
            0   1,000,000  1,000,000   6.48% 02/18/04 ...............................              0        991,151        991,151
            0     790,730    790,730   7.00% 01/25/21 ...............................              0        786,676        786,676
            0     657,051    657,051   7.00% 05/01/27 ...............................              0        659,613        659,613
            0     642,654    642,654   7.50% 08/01/08 ...............................              0        659,106        659,106
    1,469,712           0  1,469,712   7.50% 09/01/25 ...............................      1,501,855              0      1,501,855
            0     439,334    439,334   7.50% 9/1/26 .................................              0        448,771        448,771
            0     209,131    209,131   7.50% 9/1/26 .................................              0        213,623        213,623
            0     153,906    153,906   8.00% 06/1/99 ................................              0        157,147        157,147
    1,264,063           0  1,264,063   8.00% 09/15/25 ...............................      1,315,421              0      1,315,421
            0           0              8.00% 08/15/27 ...............................              0              0              0
            0   1,134,121  1,134,121   8.50% 8/1/11 .................................              0      1,201,692      1,201,692
      840,661           0    840,661   9.00% 08/01/24 ...............................        895,565              0        895,565
                                                                                     ----------------------------------------------
                                                                                           3,712,841      6,605,735     10,318,576
                                                                                     ----------------------------------------------
                                       Government National Mortgage Association
                                       (GNMA) Certificates - 3.7%
            0     207,371    207,371   7.5% 6/15/26 .................................              0        211,804        211,804
            0     444,122    444,122   7.5% 9/15/26 .................................              0        453,618        453,618
    1,072,847           0  1,072,847   7.50% 02/15/27 ...............................      1,094,304              0      1,094,304
            0     219,111    219,111   7.50%  6/15/27 ...............................              0        223,736        223,736
    2,374,198           0  2,374,198   7.50% 10/15/27 ...............................      2,421,682              0      2,421,682
    5,901,812           0  5,901,812   8.00% 08/15/27 ...............................      6,104,687              0      6,104,687
            0       7,642      7,642   10.0% 02/15/18 ...............................              0          8,398          8,398
                                                                                     ----------------------------------------------
                                                                                           9,620,673        897,556     10,518,229
                                                                                     ----------------------------------------------

                                       TOTAL MORTGAGE-BACKED SECURITIES .............     17,288,282     11,503,397     28,791,679
                                                                                     ==============================================

U.S. TREASURY SECURITIES - 3.7%
                                       U.S. Treasury Bond - 1.8%
            0     425,000    425,000   5.75%  11/15/00 ..............................              0        424,336        424,336
    2,115,000           0  2,115,000   6.250% 08/15/23 ..............................      2,149,030              0      2,149,030
            0   1,075,000  1,075,000   6.75% 8/15/26 ................................              0      1,165,703      1,165,703
            0     500,000    500,000   9.25% 2/15/16 ................................              0        670,157        670,157
            0     500,000    500,000   12.00% 8/15/13 ...............................              0        730,626        730,626
                                                                                     ----------------------------------------------
                                                                                           2,149,030      2,990,822      5,139,852
                                                                                     ----------------------------------------------
                                       U.S. Treasury Notes - 1.8%
            0     750,000    750,000   5.75%  10/31/02 ..............................              0        746,485        746,485
    3,480,000           0  3,480,000   6.00% 08/15/99 ...............................      3,490,858              0      3,490,858
      715,000           0    715,000   6.125% 08/15/07. .............................        728,743              0        728,743
            0     200,000    200,000   7.00% 07/15/06 ...............................              0        214,250        214,250
                                                                                     ----------------------------------------------
                                                                                           4,219,601        960,735      5,180,336
                                                                                     ----------------------------------------------
                                       U.S. Treasury Strips - 0.1%
            0     500,000    500,000   STRIPS 8/15/08 ...............................              0        263,589        263,589
                                                                                     ----------------------------------------------


                                       TOTAL U.S. TREASURY SECURITIES.. .............      6,368,631      4,215,146     10,583,777
                                                                                     ==============================================

UNIT INVESTMENT TRUSTS - 0.4%
                                       Unit Investment Trusts - 0.4%
            0      14,900     14,900   S&P 400 Mid-Cap Depository Receipts, Series 1              0         939,864        939,864
            0       2,500      2,500   S&P 500 Depository Receipts, Series 1 ........             0         239,297        239,297
                                                                                     ----------------------------------------------
                                       TOTAL UNIT INVESTMENT TRUSTS. ................             0       1,179,161      1,179,161
                                                                                     ==============================================

TAXABLE MUNICIPAL SECURITY - 0.4%
                                       California - 0.4%
            0   1,000,000  1,000,000   Los Angeles Airport Callable 5/15/97
                                          @ 100 Insured by AMBAC 5.50% 5/15/98 ......              0        999,181        999,181
                                                                                     ==============================================



                                       TOTAL SECURITIES .............................    174,506,518     84,281,878    258,788,396
                                                                                     ==============================================

                  See Notes to Pro Forma Financial Statements

NATIONS FUNDS
Nations Balanced Assets Fund/Emerald Balanced Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT                 DESCRIPTION                                                VALUE
===================================================================================================================================
   Nations     Emerald    Pro Forma                                                       Nations       Emerald       Pro Forma
   Balanced    Balanced   Combining                                                       Balanced     Balanced       Combining
 Assets Fund     Fund     Portfolios                                                    Assets Fund      Fund         Portfolios
===================================================================================================================================
CASH SWEEP ACCOUNT - 0.3%
           $0    $871,766   $871,766   Bank of New York .............................             $0       $871,766       $871,766
                                                                                     ==============================================

REPURCHASE AGREEMENT - 7.2%
   20,523,000           0 20,523,000   Agreement with Smith Barney, 5.50% dated
                                       11/28/97, to be repurchased at $20,532,406
                                       on 12/01/97 ..................................     20,523,000              0     20,523,000
                                                                                     ==============================================



TOTAL INVESTMENTS (Cost $191,502,433, $71,658,428 and $263,160,861) ..     98.6%         195,029,518     85,153,644    280,183,162
OTHER ASSETS AND LIABILITIES (Net).. .................................      1.4%           4,029,616          6,397      4,036,013
                                                                       ------------------------------------------------------------
NET ASSETS ...........................................................    100.0%        $199,059,134     85,160,041    284,219,175
                                                                       ============================================================

----------

+     Non-income producing security.
++ Step coupon bond. Current rate remains in effect through maturity date. Effective yield was 12.39% at acquisition date.

ABBREVIATIONS:
ADR   American Depositary Receipt
GOLD  Payments are on an accelerated 45-day payment cycle instead of 75-day cycle
MTN   Medium Term Note

                  See Notes to Pro Forma Financial Statements

                          NATIONS BALANCED ASSETS FUND
                              EMERALD BALANCED FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                                        Nations      Emerald       Adjustments
                                                        Balanced     Balanced          to          Pro Forma
                                                      Assets Fund      Fund         Pro Forma   Combined (Note 1)
                                                      -----------      ----         ---------   -----------------
ASSETS:
Investments at Value (cost $191,502,433, $71,658,428
    and $263,160,861)                                 $195,029,518   $85,153,644            --    $280,183,162
Cash                                                            47            --            --              47
Receivable for Investments Sold                          3,040,502            --            --       3,040,502
Income Receivable                                          939,917       553,047            --       1,492,964
Receivable for Fund Shares Sold                            324,417        17,500            --         341,917
Prepaid and Other Assets                                    23,045         2,672            --          25,717
Receivable due from Investment Adviser                          --            --    17,129 (a)          17,129
Unamortized Organization Costs                                  --        17,129  (17,129) (a)              --
                                                                --        ------  --------                  --
Total Assets                                           199,357,446    85,743,992             0     285,101,438
                                                       -----------    ----------             -     -----------

LIABILITIES:
Income Distribution Payable                                     --       491,051            --         491,051
Payable for fund shares redeemed                                --        14,484            --          14,484
Accrued Expenses and other payables                        298,312        78,416            --         376,728
                                                           -------        ------            --         -------
Total Liabilities                                          298,312       583,951             0         882,263
                                                           -------       -------             -         -------

Net Assets Applicable to Shares Outstanding           $199,059,134   $85,160,041            $0    $284,219,175
                                                      ============   ===========            ==    ============

Net Assets by Class:
             Primary A                                $103,695,913   $76,868,196            --    $180,564,109
                                                      ============   ===========            ==    ============
             Primary B                                  $7,025,579            --            --      $7,025,579
                                                        ==========            ==            ==      ==========
             Investor A                                $14,232,673    $8,291,845            --     $22,524,518
                                                       ===========    ==========            ==     ===========
             Investor B                                 $2,326,585            --            --      $2,326,585
                                                        ==========            ==            ==      ==========
             Investor C                                $71,778,382            --            --     $71,778,382
                                                       ===========            ==            ==     ===========

Shares Outstanding by Class:
             Primary A                                   9,714,217     5,564,606     1,636,395(b)   16,915,218
                                                         =========     =========     =========      ==========
             Primary B                                     659,740            --            --         659,740
                                                           =======            ==            ==         =======
             Investor A                                  1,337,198       595,508       183,533(b)    2,116,239
                                                         =========       =======       =======       =========
             Investor B                                    220,055            --            --         220,055
                                                           =======            ==            ==         =======
             Investor C                                  6,766,905            --            --       6,766,905
                                                         =========            ==            ==       =========

             Primary A Shares:
             Net Asset Value per Share                      $10.67        $13.81                        $10.67
                                                            ======        ======                        ======

             Primary B Shares:
             Net Asset Value per Share                      $10.65           n/a                        $10.65
                                                            ======           ===                        ======

             Investor A Shares:
             Net Asset Value per Share                      $10.64        $13.92                        $10.64
                                                            ======        ======                        ======

             Investor B Shares:
             Net Asset Value per Share                      $10.57           n/a                        $10.57
                                                            ======           ===                        ======

             Investor C Shares:
             Net Asset Value per Share                      $10.61           n/a                        $10.61
                                                            ======           ===                        ======

                   See Notes to Pro Forma Financial Statements

(a) Unamortized Organization Costs of the acquired fund will be borne by the Advisor.

(b) Reflects the difference in net asset value between the acquired fund shares and the acquiring fund shares.

                          NATIONS BALANCED ASSETS FUND
                             EMERALD BALANCED FUND
                  Pro Forma Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                                        Nations      Emerald         Adjustments
                                                        Balanced     Balanced            to          Pro Forma
                                                      Assets Fund      Fund           Pro Forma   Combined (Note 1)
                                                      -----------      ----           ---------   -----------------
INVESTMENT INCOME:
Dividends                                             $3,394,973      $593,774             --       $3,988,747
Interest                                               6,205,358     2,540,841             --        8,746,199
                                                       ---------     ---------             --       ----------
             Total Investment Income                   9,600,331     3,134,615             --       12,734,946
                                                       ---------    ----------             --       ----------

EXPENSES:
Investment Advisory                                    1,775,083       560,612      139,282 (a)      2,474,977
Administration                                           236,533        72,413       21,051 (a)        329,997
Transfer Agent                                           221,867        21,211           --            243,078
Custodian (d)                                             51,712        30,082           --             81,794
Legal and Audit Fees                                      37,809         4,242      (4,242) (b)         37,809
Trustees' Fees                                             8,123         1,334      (1,334) (b)          8,123
Amortization of organization costs                         1,009        12,620     (12,620) (c)          1,009
Other expenses                                            79,148        38,194          --             117,342
                                                          ------        ------          --             -------
             Subtotal                                  2,411,284       740,708     142,137           3,294,129

Shareholder servicing and distribution fees
             Primary B                                    32,073            --          --              32,073
             Investor A                                   25,484        35,984         N/A              61,468
             Investor B                                  571,164            --         N/A             571,164
             Investor C                                   13,246            --         N/A              13,246
Fees waived and/or reimbursed by
    investment advisor                                        --          (641)        641  (b)              0
                                                              --          -----        ---                   -
Total Expenses                                         3,053,251       776,051     142,778           3,972,080
                                                       ---------       -------     -------           ---------

NET INVESTMENT INCOME                                  6,547,080     2,358,564    (142,778)          8,762,866
                                                       ---------     ---------    ---------          ---------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities and future         32,254,255    11,083,990          --          43,338,245
transactions
Net realized gains from foreign currency
transactions                                                  --             0          --                   0
Change in unrealized appreciation/
    (depreciation) on securities and futures             901,058      (274,169)         --             626,889
Net change in unrealized appreciation from translation of
assets and liabilities denominated in foreign currencies      --             0          --                   0
Net Realized and Unrealized gain/(loss)
    on investments and futures                        33,155,313    10,809,821                      43,965,134
                                                      ----------    ----------                      ----------

Net Increase/(Decrease) in net assets
    resulting from operations                        $39,702,393   $13,168,385   ($142,778)        $52,728,000
                                                     ===========   ===========   ==========        ===========

Legend:

(a) Reflects adjustment to the acquiring fund contractual fee obligation.

(b) Adjustment reflects expected savings when the two funds become one.

(c) Organization expense of the acquired fund is not an expense of the combined fund.

(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                  See Notes to Pro Forma Financial Statements.

                          Nations Balanced Assets Fund
                              Emerald Balanced Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers thirty-five separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Balanced Fund in exchange for shares of Nations Balanced Assets Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Balanced Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                          Nations Balanced Assets Fund
                              Emerald Balanced Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Balanced Assets Fund's investment advisory fee was computed based on the annual rate of 0.75% of its average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund Inc. and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Balanced Assets Fund. Under the Administration Plan, aggregate payments may not exceed 0.50%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Trust has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Balanced Assets Fund. Under the Investor A Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations Balanced Assets Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.75% and 0.75%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

The Trust has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares ("Investor C Servicing Plan") of the Nations Balanced Assets Fund. Under

                          Nations Balanced Assets Fund
                              Emerald Balanced Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Balanced Assets Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Securities reported on the NASDAQ National Market System are valued at the last sale price on the valuation date. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, if any, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald Balanced Fund uses similar rules for determining portfolio valuation.

                          Nations Balanced Assets Fund
                              Emerald Balanced Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Balanced Assets Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 26,678,157 consists of 7,980,042 shares assumed issued in the reorganization plus 18,698,115 shares of Nations Balanced Assets Fund at November 30, 1997.

Nations Short-Term Income Fund/Emerald Short-Term Fixed Income Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

           PRINCIPAL AMOUNT                  DESCRIPTION                                                  VALUE
===================================================================================================================================
                 Emerald
  Nations       Short-Term    Pro Forma                                                 Nations          Emerald         Pro Forma
Short-Term    Fixed Income    Combining                                                Short-Term       Short-Term       Combining
Income Fund       Fund       Portfolios                                               Income Fund   Fixed Income Fund   Portfolios
===================================================================================================================================
                                             ASSET-BACKED SECURITIES - 22.8%
$10,300,000             $0  $10,300,000      Banc One Credit Card Master Trust,
                                             Series 1994-C, Class A, 7.800% 11/15/98 .  $10,435,136             $0      $10,435,136
  7,900,000              0    7,900,000      BankBoston Revenue, 6.480% 07/15/08 .....    7,959,250              0        7,959,250
 11,000,000              0   11,000,000      Chase Manhattan Auto Owner Trust,
                                             Series 1996-C, Class A4, 6.150% 03/15/02    10,958,750              0       10,958,750
  7,000,000              0    7,000,000      Discover Card Master Trust, Series
                                             1995-2, Class A, 6.550% 02/15/03 ........    7,041,510              0        7,041,510
  9,345,000              0    9,345,000      EQCC Home Equity Loan Trust, Series
                                             1996-2, Class A2, 6.700% 09/15/08 .......    9,382,969              0        9,382,969
  9,000,000              0    9,000,000      Fingerhut Metris Master Trust,
                                             Series 1996-1, Class A, 6.450% 02/20/02 .    9,045,000              0        9,045,000
  6,000,000              0    6,000,000      Green Tree Financial Corporation,
                                             Series 1996-9, Class A2, 6.250% 01/15/28     6,001,860              0        6,001,860
  6,350,000              0    6,350,000      Household Affinity Credit Card Master
                                             Trust I, Series 1993-1, Class B,
                                             5.300% 09/15/00 .........................    6,266,625              0        6,266,625
 10,500,000              0   10,500,000      IMC Home Equity Loan Trust, Series
                                             1997-1, Class A3, 6.820% 10/25/11 .......   10,532,813              0       10,532,813
  4,668,867              0    4,668,867      Keystone Auto Grantor Trust, Series
                                             1996-B, Class A, 6.150% 04/15/03** ......    4,667,410              0        4,667,410
 10,400,000              0   10,400,000      Premier Auto, 6.320% 03/06/02 ...........   10,406,448              0       10,406,448
  5,500,000              0    5,500,000      Prime Credit Card Master Trust,
                                             Series 1992-2, Class B2, 7.950% 11/15/02     5,642,615              0        5,642,615
  5,350,000              0    5,350,000      Sears Credit Account Master Trust,
                                             Series 1995-4, Class A, 6.250% 01/15/03 .    5,353,317              0        5,353,317
 10,300,000              0   10,300,000      Spiegel Master Trust, Series 1995-A,
                                             Class A, 7.500% 09/15/04 ................   10,580,036              0       10,580,036
  5,150,000              0    5,150,000      Standard Credit Card Market,
                                             Series 1993-3, Class A, 5.500% 02/07/00 .    5,109,727              0        5,109,727
                                                                                      ---------------------------------------------

                                             TOTAL ASSET-BACKED SECURITIES ...........  119,383,466              0      119,383,466
                                                                                      =============================================
                                             CORPORATE BONDS AND NOTES - 59.4%
                                             Banking - 6.3%
          0      4,000,000    4,000,000      BankAmerica Capital BAC, 6.330%
                                             01/15/98*** .............................            0      3,953,448        3,953,448
  9,142,000              0    9,142,000      Chemical Bank (N.Y.) Corporation,
                                             9.750% 06/15/99 .........................    9,599,008              0        9,599,008
  9,600,000              0    9,600,000      First Chicago NBD Corporation, Sr.
                                             Notes, 6.250% 07/21/00 ..................    9,613,824              0        9,613,824
          0        700,000      700,000      South Trust Bank, Alabama, 5.580%
                                             02/06/06 ................................            0        682,889          682,889
  9,000,000              0    9,000,000      Union Planters National Bank, Notes
                                             6.470% 10/29/99 .........................    9,057,240              0        9,057,240
                                                                                      ---------------------------------------------
                                                                                         28,270,072      4,636,337       32,906,409
                                                                                      ---------------------------------------------
                                             Brokerage - 9.6%
          0      1,000,000    1,000,000      Donaldson, Lufkin & Jenrette, MTN,
                                             5.630% 02/15/16. ........................            0        985,477          985,477
                                             Goldman Sachs Group, L.P., Notes:
          0      1,000,000    1,000,000        6.200% 12/15/00** .....................            0        991,559          991,559
  3,400,000              0    3,400,000        6.875% 09/15/99** .....................    3,448,076              0        3,448,076
                                             Lehman Brothers Holdings Inc., MTN:
  8,475,000              0    8,475,000        6.850% 10/08/99 .......................    8,562,632              0        8,562,632
          0      2,000,000    2,000,000        7.380% 05/15/07 .......................            0      2,132,204        2,132,204
                                             Merrill Lynch & Company, MTN:
          0        149,000      149,000        10.380% 02/01/99 ......................            0        156,063          156,063
  5,000,000              0    5,000,000        6.475% 03/01/00 .......................    5,034,450              0        5,034,450
          0        500,000      500,000      Morgan Stanley Group, Inc., Notes,
                                             7.500% 09/01/99 .........................            0        510,890          510,890
                                             Paine Webber Group Inc., Sr. Notes:
  2,500,000      2,000,000    4,500,000        6.250% 06/15/98 .......................    2,503,800      2,000,816        4,504,616
  8,800,000              0    8,800,000        7.700% 02/11/00 .......................    9,061,800              0        9,061,800
  4,500,000              0    4,500,000      Salomon Inc., MTN, 9.000% 02/15/99 ......    4,651,065              0        4,651,065
 10,000,000              0   10,000,000      Smith Barney Holdings, Inc., Notes, .....
                                             7.980% 03/01/00 .........................   10,322,900              0       10,322,900
                                                                                      ---------------------------------------------
                                                                                         43,584,723      6,777,009       50,361,732
                                                                                      ---------------------------------------------
                                             Captive Finance - 2.0%
                                             AT&T Capital Corporation, MTN:
  9,850,000              0    9,850,000        5.650% 01/15/99 .......................    9,790,900              0        9,790,900
          0      1,000,000    1,000,000        7.800% 02/10/98 .......................            0      1,003,477        1,003,477
                                                                                      ---------------------------------------------
                                                                                          9,790,900      1,003,477       10,794,377
                                                                                      ---------------------------------------------
                                             Computer Software - 0.4%
          0      2,000,000    2,000,000      IBM Corporation, 6.040% 08/07/00 ........            0      1,998,060        1,998,060
                                                                                      ---------------------------------------------

                                             Construction/Agricultural
                                             Equipment - 0.5%
          0      1,000,000    1,000,000      Caterpillar Finance Corporation,
                                             MTN, 6.840% 09/15/99 ....................            0      1,011,033        1,011,033
          0      1,500,000    1,500,000      John Deere Capital Corporation,
                                             MTN, 6.000% 02/01/99 ....................            0      1,500,176        1,500,176
                                                                                      ---------------------------------------------
                                                                                                  0      2,511,209        2,511,209
                                                                                      ---------------------------------------------
                                             Diversified Electronic Products - 0.5%
          0      2,950,000    2,950,000      Harris Corporation, Note, 6.650%
                                             08/01/06 ................................            0      3,007,035        3,007,035
                                                                                      ---------------------------------------------

                                             Electrical Products - 0.6%
          0      3,000,000    3,000,000      Black & Decker, 6.630% 11/15/00 .........            0      3,024,333        3,024,333
                                                                                      ---------------------------------------------

                                             Financial - 23.2%
          0      3,380,000    3,380,000      American Express Master Trust 92,
                                             6.600% 07/15/99 .........................            0      3,407,850        3,407,850
  7,100,000              0    7,100,000      Aristar, Inc., Notes, 6.125% 12/01/00 ...    7,051,436              0        7,051,436
                                             Associates Corporation N.A.:
  8,500,000              0    8,500,000        6.375% 06/15/00 .......................    8,519,890              0        8,519,890
          0      4,000,000    4,000,000        5.781% 02/21/98*** ....................            0      3,987,600        3,987,600
  9,300,000              0    9,300,000      Banponce Financial Corporation,
                                             MTN, 6.560% 04/22/99 ....................    9,357,009              0        9,357,009
  6,700,000              0    6,700,000      Bear Stearns Companies, Inc.,
                                             MTN, 6.560% 06/20/00 ....................    6,763,516              0        6,763,516
          0      3,000,000    3,000,000      Chase Capital II, 6.250% 02/01/98*** ....            0      2,878,017        2,878,017
 11,000,000              0   11,000,000      Chrysler Financial Corporation,
                                             Notes, 6.375% 01/28/00 ..................   11,018,700              0       11,018,700
          0      1,000,000    1,000,000      Commercial Credit, 10.000% 05/01/99                  0      1,050,151        1,050,151
  7,000,000              0    7,000,000      Dean Witter Discover and Company,
                                             MTN, 7.580% 06/11/01 ....................    7,261,660              0        7,261,660
                                             Finova Capital Corporation, Notes:
  3,000,000              0    3,000,000        6.380% 04/15/99 .......................    3,016,830              0        3,016,830
  6,500,000              0    6,500,000        6.250% 08/15/00 .......................    6,475,105              0        6,475,105
  1,950,000              0    1,950,000      Fletcher Challenge Finance USA,
                                             9.800% 06/15/98 .........................    1,988,727              0        1,988,727
                                             Ford Motor Credit Company, MTN:
          0      1,500,000    1,500,000        5.670% 02/15/01 .......................            0      1,475,856        1,475,856
          0      1,000,000    1,000,000        6.110% 12/28/01 .......................            0        991,613          991,613

                  See Notes to Pro Forma Financial Statements.

Nations Short-Term Income Fund/Emerald Short-Term Fixed Income Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                     DESCRIPTION                                                  VALUE
===================================================================================================================================
                 Emerald
  Nations       Short-Term    Pro Forma                                                 Nations          Emerald         Pro Forma
Short-Term    Fixed Income    Combining                                                Short-Term       Short-Term       Combining
Income Fund       Fund       Portfolios                                               Income Fund   Fixed Income Fund   Portfolios
===================================================================================================================================
                                             CORPORATE BONDS AND NOTES (continued)
                                             Financial (continued) General Motors
                                             Acceptance Corporation,
                                             MTN:
         $0     $3,500,000   $3,500,000        5.910% 01/29/98*** ....................           $0     $3,505,772       $3,505,772
          0      1,000,000    1,000,000        5.630% 02/25/00 .......................            0        986,536          986,536
  5,000,000              0    5,000,000        7.375% 06/22/00 .......................    5,124,550              0        5,124,550
  8,850,000              0    8,850,000      Heller Financial, Inc., MTN, 6.510%
                                             09/20/99 ................................    8,928,145              0        8,928,145
  4,500,000              0    4,500,000      Norwest Financial Inc., Sr. Notes,
                                             8.375% 01/15/00 .........................    4,599,585              0        4,599,585
 10,000,000              0   10,000,000      NYNEX, MTN, 6.720% 06/15/98** ...........   10,050,000              0       10,050,000
  1,850,000              0    1,850,000      PACCAR Financial Corporation,
                                             5.910% 10/15/99 .........................    1,844,524              0        1,844,524
          0      2,500,000    2,500,000      Residential Accredit Loans, Inc.,
                                             6.750% 09/25/27 .........................            0      2,489,050        2,489,050
  8,000,000              0    8,000,000      Salomon Inc., 7.000% 05/15/99 ...........    8,070,560              0        8,070,560
          0      1,000,000    1,000,000      Transamerica Finance Corporation,
                                             6.380% 11/15/01 .........................            0      1,000,668        1,000,668
                                                                                      ---------------------------------------------
                                                                                        100,070,237     21,773,113      121,843,350
                                                                                      ---------------------------------------------
                                             Foreign Government Issues - 0.8%
          0      2,000,000    2,000,000      Croatia Government National, 7.000%
                                             02/27/02 ................................            0      1,905,000        1,905,000
          0      2,000,000    2,000,000      Province of Quebec, Note, 7.500%
                                             07/15/02 ................................            0      2,086,440        2,086,440
                                                                                      ---------------------------------------------
                                                                                                  0      3,991,440        3,991,440
                                                                                      ---------------------------------------------
                                             Independent Finance - 1.5%
                                             North American Mortgage Company, MTN:
  2,500,000              0    2,500,000        5.800% 11/02/98 .......................    2,490,075              0        2,490,075
  5,500,000              0    5,500,000        5.840% 11/04/98 .......................    5,479,980              0        5,479,980
                                                                                      ---------------------------------------------
                                                                                          7,970,055              0        7,970,055
                                                                                      ---------------------------------------------
                                             Industrial - 8.7%
                                             Comdisco, Inc., MTN:
  5,000,000              0    5,000,000        6.470% 09/30/98 .......................    5,015,250              0        5,015,250
  5,000,000              0    5,000,000        6.500% 06/15/00 .......................    5,009,750              0        5,009,750
  3,000,000              0    3,000,000      Crane Company, Notes, 7.250% 06/15/99 ...    3,038,760              0        3,038,760
  3,786,000              0    3,786,000      Hertz Corporation, Sr. Notes, 7.000%
                                             04/15/01 ................................    3,850,703              0        3,850,703
  8,140,000              0    8,140,000      News America Holdings Inc., Sr.
                                             Notes, 7.500% 03/01/00 ..................    8,304,754              0        8,304,754
  6,250,000              0    6,250,000      PDV America, Inc., Sr. Notes, 7.750%
                                             08/01/00 ................................    6,436,688              0        6,436,688
 10,000,000              0   10,000,000      Time Warner-Pats, 4.900% 07/29/99** .....    9,770,200              0        9,770,200
  4,000,000              0    4,000,000      Union Oil of California, MTN, 8.810%
                                             05/18/98 ................................    4,048,120              0        4,048,120
                                                                                      ---------------------------------------------
                                                                                         45,474,225              0       45,474,225
                                                                                      ---------------------------------------------
                                             Packaged Goods/Cosmetics - 0.3%
          0      1,586,000    1,586,000      Federal Express, 9.880% 04/01/02 ........            0      1,789,547        1,789,547
                                                                                      ---------------------------------------------

                                             Railroads - 0.5%
          0      3,000,000    3,000,000      Mass Transit Railway, 6.000% 10/01/00 ...            0      2,934,351        2,934,351
                                                                                      ---------------------------------------------

                                             Retail - 1.9% Sears,
                                             Roebuck & Company, MTN:
  7,300,000              0    7,300,000        6.230% 07/12/00 .......................    7,300,000              0        7,300,000
                                               Series I:
          0      1,500,000    1,500,000        6.110% 11/15/05 .......................            0      1,510,145        1,510,145
          0      1,000,000    1,000,000        6.150% 11/15/05 .......................            0      1,006,491        1,006,491
                                                                                      ---------------------------------------------
                                                                                          7,300,000      2,516,636        9,816,636
                                                                                      ---------------------------------------------
                                             Utiltiy - Electric - 2.6%
          0      1,700,000    1,700,000      Arizona Public Service, Note, 5.750%
                                             09/15/00 ................................            0      1,672,220        1,672,220
          0      1,345,000    1,345,000      Carolina Power & Light, Note, 6.130%
                                             02/01/00 ................................            0      1,344,161        1,344,161
  8,299,000              0    8,299,000      Columbia Gas System, Series A, 6.390%
                                             11/28/00 ................................    8,344,312              0        8,344,312
          0        900,000      900,000      Southern California Edison, Note,
                                             5.880% 01/15/01 .........................            0        892,244          892,244
          0        750,000      750,000      Southern California Edison, Series
                                             93-E, Note, 5.450% 06/15/98 .............            0        747,862          747,862
          0        700,000      700,000      Virginia Electric & Power, Series D,
                                             MTN, 7.910% 12/13/01 ....................            0        739,019          739,019
                                                                                      ---------------------------------------------
                                                                                          8,344,312      5,395,506       13,739,818
                                                                                      ---------------------------------------------

                                             TOTAL CORPORATE BONDS AND NOTES .........  250,804,524     61,358,053      312,162,577
                                                                                      =============================================

                                             FOREIGN BONDS AND NOTES - 5.1%
                                             Bladex, Notes:
          0      2,250,000    2,250,000        7.050% 07/19/99** .....................            0      2,261,025        2,261,025
  8,000,000              0    8,000,000        7.000% 09/24/99** .....................    8,018,960              0        8,018,960
  7,000,000              0    7,000,000      Corporacion Andina De Fomento,
                                             Eurobonds, 6.625% 10/14/98** ............    7,028,000              0        7,028,000
  9,500,000              0    9,500,000      Skandia Capital AB, Guaranteed
                                             Eurobonds, 6.000% 11/02/98 ..............    9,500,000              0        9,500,000
                                                                                      ---------------------------------------------


                                             TOTAL FOREIGN BONDS AND NOTES ...........   24,546,960      2,261,025       26,807,985
                                                                                      =============================================

                                             MORTGAGE-BACKED SECURITIES - 6.2%
                                             Federal Home Loan Bank - 0.1%
          0        500,000      500,000        6.320% 12/26/00 .......................            0        498,978          498,978
                                                                                      ---------------------------------------------

                                             Federal Home Loan Mortgage Corporation - 0.4%
          0      1,291,002    1,291,002        5.500% 07/01/01 .......................            0      1,271,921        1,271,921
          0        843,695      843,695        7.500% 09/01/01 .......................            0        860,383          860,383
                                                                                      ---------------------------------------------
                                                                                                  0      2,132,304        2,132,304
                                                                                      ---------------------------------------------
                                             Federal National Mortgage Association - 5.7%

          0      3,000,000     3,000,000       6.770% 05/18/00 .......................            0      3,010,485        3,010,485
          0      2,306,325     2,306,325       6.000% 06/01/01 .......................            0      2,292,417        2,292,417
 14,557,622              0    14,557,622       6.000% 11/01/03 .......................   14,325,864              0       14,325,864
          0      1,095,430     1,095,430       6.000% 05/01/04 .......................            0      1,087,313        1,087,313
          0        992,113       992,113       6.500% 08/01/04 .......................            0        993,640          993,640
          0      1,571,338     1,571,338       7.500% 11/01/09 .......................            0      1,609,160        1,609,160

                  See Notes to Pro Forma Financial Statements.

Nations Short-Term Income Fund/Emerald Short-Term Fixed Income Fund Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                     DESCRIPTION                                                  VALUE
===================================================================================================================================
                 Emerald
  Nations       Short-Term    Pro Forma                                                 Nations          Emerald         Pro Forma
Short-Term    Fixed Income    Combining                                                Short-Term       Short-Term       Combining
Income Fund       Fund       Portfolios                                               Income Fund   Fixed Income Fund   Portfolios
===================================================================================================================================
                                             MORTGAGE-BACKED SECURITIES (continued)
                                             Federal National Mortgage Association (continued)
                                             REMIC:
         $0     $1,950,000    $1,950,000       7.000% 07/25/00 .......................           $0     $1,967,507       $1,967,507
          0      1,219,676     1,219,676       7.000% 06/18/01 .......................            0      1,234,184        1,234,184
          0      3,380,000     3,380,000       4.000% 06/25/18 .......................            0      3,183,453        3,183,453
                                                                                      ---------------------------------------------
                                                                                         14,325,864     15,378,159       29,704,023
                                                                                      ---------------------------------------------

                                             TOTAL MORTGAGE-BACKED SECURITIES ........   14,325,864     18,009,441       32,335,305
                                                                                      =============================================

                                             MUNICIPAL BOND - 0.2%
          0      1,000,000     1,000,000     Los Angeles Airport, 5.500% 05/15/98 ....            0        999,181          999,181
                                                                                      =============================================

                                             U.S. TREASURY OBLIGATIONS - 4.8%
                                             U.S. Treasury Bills - 0.5%
          0      2,750,000     2,750,000       5.200% 10/15/98 .......................            0      2,625,626        2,625,626
                                                                                      ---------------------------------------------

                                             U.S. Treasury Notes - 4.3%
 12,000,000              0    12,000,000       5.875% 01/31/99 .......................   12,015,000              0       12,015,000
          0      3,000,000     3,000,000       5.880% 07/31/99 .......................            0      3,002,814        3,002,814
          0      3,000,000     3,000,000       5.880% 08/31/99 .......................            0      3,003,753        3,003,753
          0      2,500,000     2,500,000       5.880% 02/15/00 .......................            0      2,503,128        2,503,128
          0      2,000,000     2,000,000       5.750% 10/31/02 .......................            0      1,990,626        1,990,626
                                                                                      ---------------------------------------------
                                                                                         12,015,000     10,500,321       22,515,321
                                                                                      ---------------------------------------------

                                             TOTAL U.S. TREASURY OBLIGATIONS .........   12,015,000     13,125,947       25,140,947
                                                                                      =============================================


                                             TOTAL SECURITIES ........................  421,075,814     95,753,647      516,829,461
                                                                                      =============================================

                                             REPURCHASE AGREEMENT - 0.3%
  1,718,000              0     1,718,000     Agreement with Smith Barney, 5.680%
                                             dated 11/28/97 to be repurchased at
                                             $1,718,813 on 12/01/97 .................
                                                                                          1,718,000              0        1,718,000
                                                                                      ---------------------------------------------

                                             CASH SWEEP ACCOUNT - 0.3%
          0      1,314,038     1,314,038     Bank of New York ........................            0      1,314,038        1,314,038
                                                                                      ---------------------------------------------


TOTAL INVESTMENTS (Cost $422,565,873, $96,728,832 and $519,294,705)        99.1%        422,793,814     97,067,685      519,861,499
OTHER ASSETS AND LIABILITIES (Net) .................................        0.9           3,722,822        831,544        4,554,366
                                                                     ----------        --------------------------------------------
NET ASSETS .........................................................      100.0%       $426,516,636     97,899,229      524,415,865
                                                                     ==========        ============================================

----------

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*** Floating Rate Note.


ABBREVIATION:
MTN  Medium Term Note

                  See Notes to Pro Forma Financial Statements.

                         NATIONS SHORT-TERM INCOME FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
      Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                                 Nations Short-Term    Emerald Short-Term     Adjustments to         Pro Forma
                                                    Income Fund         Fixed Income Fund      Pro Forma         Combined (Note 1)
                                                    -----------         -----------------      ---------         -----------------
ASSETS:
Investments at Value (cost $422,565,873,$96,728,832
    and $519,294,705)                                  $422,793,814       $97,067,685              --            $519,861,499
Cash                                                            649                --              --                     649
Income Receivable                                         5,952,932         1,121,337              --               7,074,269
Receivable for Fund Shares Sold                                  --           188,079              --                 188,079
Receivable due from Investment Adviser                           --                --          17,128  (a)             17,128
Deferred Organization Costs                                      --            17,128         (17,128) (a)                 --
Prepaid and Other Assets                                    107,929             3,671              --                 111,600
                                                           --------            ------              --                 -------
Total Assets                                            428,855,324        98,397,900              --             527,253,224
                                                       ------------       -----------              --             -----------

LIABILITIES:
Income Distribution Payable                               2,022,626           439,224              --               2,461,850
Payable for fund shares redeemed                              2,440             1,101              --                   3,541
Accrued Expenses                                            313,622            58,346              --                 371,968
                                                           --------           -------              --                 -------
Total Liabilities                                         2,338,688           498,671              --               2,837,359
                                                         ----------          --------              --               ---------

Net Assets Applicable to Shares Outstanding            $426,516,636       $97,899,229                            $524,415,865
                                                       ============       ===========                            ============

Net Assets by Class:
             Primary A/Institutional                   $406,941,023       $93,446,918              --            $500,387,941
                                                      =============      ============              ==            ============
             Primary B                                       $9,879               n/a              --                  $9,879
                                                            =======               ===              ==                  ======
             Investor A/Retail                          $11,627,453        $4,452,311              --             $16,079,764
                                                       ============       ===========              ==             ===========
             Investor B                                  $4,931,934               n/a              --              $4,931,934
                                                        ===========               ===              ==              ==========
             Investor C                                  $3,006,347               n/a              --              $3,006,347
                                                        ===========               ===              ==              ==========

Shares Outstanding by Class:
             Primary A/Institutional                     41,715,554         9,339,203         240,047(b)           51,294,804
                                                        ===========        ==========         =======              ==========
             Primary B                                        1,013               n/a              --                   1,013
                                                             ======               ===               =                   =====
             Investor A/Retail                            1,191,943           445,111          11,300(b)            1,648,354
                                                         ==========          ========         =======               =========
             Investor B                                     505,564               n/a              --                 505,564
                                                           ========               ===               =                 =======
             Investor C                                     308,136               n/a              --                 308,136
                                                           ========               ===               =                 =======

             Primary A Shares:
             Net Asset Value per Share                        $9.76            $10.01                                   $9.76
                                                              =====           =======                                   =====

             Primary B Shares:
             Net Asset Value per Share                        $9.75               n/a                                   $9.75
                                                              =====               ===                                   =====

             Investor A Shares:
             Net Asset Value per Share                        $9.76            $10.00                                   $9.76
                                                              =====           =======                                   =====

             Investor B Shares:
             Net Asset Value per Share                        $9.76               n/a                                   $9.76
                                                              =====               ===                                   =====

             Investor C Shares:
             Net Asset Value per Share                        $9.76               n/a                                   $9.76
                                                              =====               ===                                   =====

                   See Notes to Pro Forma Financial Statements

(a) Unamortized Organization Costs of the acquired fund will be borne by the Adviser.

(b) Reflects the difference in net asset value between the acquiring fund shares and the acquired fund shares.

                         NATIONS SHORT-TERM INCOME FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
             Pro Forma Combining Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                            Nations Short-Term   Emerald Short-Term    Adjustments to     Pro Forma
                                            Income Fund          Fixed Income Fund     Pro Forma          Combined (Note 1)
                                            -----------          -----------------     ---------          -----------------
INVESTMENT INCOME:
Interest and Dividends                          $17,103,158         $4,706,507               --             $21,809,665
                                                -----------         ----------               --             -----------
             Total Investment Income             17,103,158          4,706,507               --              21,809,665
                                                -----------         ----------               --             -----------

EXPENSES:
Investment Advisory                               1,621,107            299,547          149,952 (a)           2,070,606
Administration                                      270,184             58,033           16,884 (a)             345,101
Transfer Agent                                      187,188             16,163               --                 203,351
Custodian (e)                                        34,193             11,895               --                  46,088
Legal and Audit Fees                                 50,893              4,919           (4,919) (b)             50,893
Trustees' Fees                                       13,877              2,847           (2,847) (b)             13,877
Other Expenses                                      152,741             53,317          (25,344) (b)            180,714
Amortization of organization costs                    3,360             12,585          (12,585) (c)              3,360
                                                -----------         ----------         --------             -----------
             Subtotal                             2,333,543            459,306          121,141               2,913,990

Shareholder servicing and distribution fees
             Primary B                                2,596                  0               --                   2,596
             Investor A/Retail                       15,250              9,856           (5,914) (a)             19,192
             Investor C                              15,965                  0               --                  15,965
             Investor B                              20,301                  0               --                  20,301
Fees waived and/or reimbursed by
    investment advisor                             (809,644)            (8,106)        (217,553) (d)         (1,035,303)
                                                -----------         ----------         --------             -----------
Total Expenses                                    1,578,011            461,056         (102,326)              1,936,741
                                                -----------         ----------         --------             -----------

NET INVESTMENT INCOME                            15,525,147          4,245,451          102,326              19,872,924
                                                -----------         ----------         --------             -----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities                  611,430           (126,627)              --                 484,803
Change in unrealized appreciation/
    (depreciation) on securities                 (1,128,677)          (150,440)              --              (1,279,117)
                                                -----------         ----------                              -----------
Net Realized and Unrealized gain/(loss)
    on investments                                 (517,247)          (277,067)              --                (794,314)
                                                -----------         ----------                              -----------

Net Increase/(Decrease) in net assets
    resulting from operations                   $15,007,900         $3,968,384         $102,326             $19,078,610
                                                ===========         ==========         ========             ===========

Legend:

(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Organization expense of the acquired fund is not an expense of the combined fund.
(d) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(e) Net of expense offset arrangements amount to less than .01% of average net assets.

                  See Notes to Pro Forma Financial Statements

                         Nations Short-Term Income Fund
                      Emerald Short-Term Fixed Income Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

                         Nations Short-Term Income Fund


1. Basis of Combination

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers thirty-five separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Short-Term Fixed Income Fund in exchange for shares of Nations Short-Term Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Short-Term Fixed Income Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                      Emerald Short-Term Fixed Income Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Short-Term Income Fund's investment advisory fee was computed based on the annual rate of 0.60% of its average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Short-Term Income Fund. Under the Administration Plan, aggregate payments may not exceed 0.35%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Trust has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Short-Term Income Fund. Under the Investor A Plan, aggregate payments may not exceed 0.20%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations Short-Term Income Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.10% and 0.10%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

The Trust has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares

("Investor C Servicing Plan") of the Nations Short-Term Income Fund. Under the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Certain securities of Nations Short-Term Income Fund are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, if any, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald Short-Term Fixed Income Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Short-Term Income Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 53,757,871 consists of 10,035,661 shares assumed issued in the reorganization plus 43,722,210 shares of Nations Short-Term Income Fund at November 30, 1997.

NATIONS FUNDS
Nations Disciplined Equity Fund/Emerald Equity Fund
Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

                  SHARES                             DESCRIPTION                                              VALUE
====================================================================================================================================
  Nations         Emerald     Pro Forma                                                         Nations       Emerald     Pro Forma
Disciplined       Equity       Combined                                                       Disciplined      Equity      Combined
Equity Fund        Fund       Portfolios                                                      Equity Fund       Fund      Portfolios
====================================================================================================================================
COMMON STOCKS - 96.7%
                                             Aerospace and Defense - 0.6%
      35,600             0       35,600      United Technologies Corporation ............    $  2,667,775            0    2,667,775
                                                                                             --------------------------------------

                                             Apparel and Textiles - 2.1%
      63,700             0       63,700      Liz Claiborne Inc. .........................       3,200,925            0    3,200,925
           0        76,400       76,400      Tommy Hilfiger Corp.+ ......................               0    2,998,700    2,998,700
      59,100             0       59,100      VF Corp ....................................       2,729,681            0    2,729,681
                                                                                             --------------------------------------
                                                                                                5,930,606    2,998,700    8,929,306
                                                                                             --------------------------------------

                                             Automotive and Truck Manufacturers - 1.3%
      63,800             0       63,800      Ford Motor Company .........................       2,743,400            0    2,743,400
           0        59,300       59,300      Lear Corp.+ ................................               0    2,775,981    2,775,981
                                                                                             --------------------------------------
                                                                                                2,743,400    2,775,981    5,519,381
                                                                                             --------------------------------------

                                             Automobile Parts Manufacturers - 0.6%
      27,500             0       27,500      Eaton Corporation ..........................       2,597,031            0    2,597,031
                                                                                             --------------------------------------

                                             Banks - 3.7%
      49,900             0       49,900      Ahmanson (H.F.) & Company ..................       2,969,050            0    2,969,050
      43,500        56,800      100,300      BankAmerica Corporation ....................       3,175,500    4,146,400    7,321,900
      26,100        24,700       50,800      Chase Manhattan Corporation ................       2,835,113    2,683,038    5,518,151
                                                                                             --------------------------------------
                                                                                                8,979,663    6,829,438   15,809,101
                                                                                             --------------------------------------
                                             Beverages - 1.6%
           0        68,600       68,600      Panamerican Beverages, Inc. Class A ........               0    2,349,550    2,349,550
           0       122,400      122,400      PepsiCo, Inc. ..............................               0    4,513,500    4,513,500
                                                                                             --------------------------------------
                                                                                                        0    6,863,050    6,863,050
                                                                                             --------------------------------------
                                             Biotechnology - 0.7%
           0        58,100       58,100      Elan Corp., PLC ADR + ......................               0    3,064,775    3,064,775
                                                                                             --------------------------------------

                                             Chemicals - Basic - 1.8%
      60,000             0       60,000      Cytec Industries Inc.+ .....................       2,745,000            0    2,745,000
           0        47,200       47,200      Imperial Chemical Industries PLC ADR .......               0    2,805,450    2,805,450
      26,100             0       26,100      Rohm & Haas Company ........................       2,399,569            0    2,399,569
                                                                                             --------------------------------------
                                                                                                5,144,569    2,805,450    7,950,019
                                                                                             --------------------------------------
                                             Computer Related - 5.5%
           0        52,300       52,300      Cisco Systems, Inc. + ......................               0    4,510,875    4,510,875
      55,800        66,850      122,650      Compaq Computer Corporation+ ...............       3,484,012    4,173,946    7,657,958
      43,700             0       43,700      Dell Computer Corporation+ .................       3,678,994            0    3,678,994
           0        97,100       97,100      Iomega Corp. + .............................               0    3,192,162    3,192,162
           0        52,300       52,300      Quantum Corp. + ............................               0    1,392,488    1,392,488
      53,200             0       53,200      Storage Technology Corporation+ ............       3,434,725            0    3,434,725
                                                                                             --------------------------------------
                                                                                               10,597,731   13,269,471   23,867,202
                                                                                             --------------------------------------
                                             Computer Software - 4.6%
           0        89,350       89,350      Cadence Design Systems, Inc. + .............               0    2,256,088    2,256,088
           0        20,700       20,700      Citrix Systems, Inc. + .....................               0    1,482,638    1,482,638
           0        70,612       70,612      Computer Associates International, Inc. ....               0    3,676,262    3,676,262
     106,500             0      106,500      Compuware Corporation+ .....................       3,720,844            0    3,720,844
           0        67,000       67,000      McAfee Associates, Inc.+ ...................               0    3,065,250    3,065,250
      18,100        21,800       39,900      Microsoft Corporation+ .....................       2,561,150    3,084,699    5,645,849
                                                                                             --------------------------------------
                                                                                                6,281,994   13,564,937   19,846,931
                                                                                             --------------------------------------
                                             Consumer Specialties - 0.2%
           0        33,200       33,200      Blyth Industries, Inc. + ...................               0      852,825      852,825
                                                                                             --------------------------------------

                                             Contract Drilling - 0.9%
           0        50,900       50,900      Helmerich & Paine, Inc .....................               0    3,871,581    3,871,581
                                                                                             --------------------------------------

                                             Cosmetics & Toiletry - 0.5%
           0        24,800       24,800      Gillette Co. ...............................               0    2,289,350    2,289,350
                                                                                             --------------------------------------

                                             Diversified - 2.6%
           0       122,600      122,600      General Electric Co ........................               0    9,041,749    9,041,749
      21,600             0       21,600      Loews Corporation ..........................       2,292,300            0    2,292,300
                                                                                             --------------------------------------

                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations Disciplined Equity Fund/Emerald Equity Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                             DESCRIPTION                                              VALUE
====================================================================================================================================
  Nations         Emerald     Pro Forma                                                         Nations       Emerald     Pro Forma
Disciplined       Equity       Combined                                                       Disciplined      Equity      Combined
Equity Fund        Fund       Portfolios                                                      Equity Fund       Fund      Portfolios
====================================================================================================================================
                                             COMMON STOCKS - (continued)
                                             Diversified Commercial Services - 0.8%
           0       112,800      112,800      Accustaff, Inc. + ..........................    $          0  $ 3,334,650  $ 3,334,650
                                                                                             --------------------------------------

                                             Drugs - 6.4%
           0        66,800       66,800      Bristol Myers Squibb Co ....................               0    6,254,149    6,254,149
           0        74,600       74,600      Dura Pharmaceuticals, Inc. + ...............               0    3,273,075    3,273,075
           0        75,800       75,800      Eli Lilly & Co. ............................               0    4,780,137    4,780,137
           0        46,700       46,700      Merck & Company Inc. .......................               0    4,416,069    4,416,069
           0        73,000       73,000      Pfizer, Inc. ...............................               0    5,310,749    5,310,749
           0        24,200       24,200      Warner Lambert Co ..........................               0    3,384,975    3,384,975
                                                                                             --------------------------------------
                                                                                                        0   27,419,154   27,419,154
                                                                                             --------------------------------------
                                             Electrical Equipment - 0.6%
      52,000             0       52,000      Sundstrand Corporation .....................       2,668,250            0    2,668,250
                                                                                             --------------------------------------

                                             Electric Power - 0.2%
      36,395             0       36,395      PG&E Corporation ...........................       1,028,159            0    1,028,159
                                                                                             --------------------------------------

                                             Electronics - 5.4%
           0        47,700       47,700      Adaptec, Inc. + ............................               0    2,361,150    2,361,150
           0        44,400       44,400      Intel Corp. ................................               0    3,446,550    3,446,550
      81,700        80,900      162,600      National Semiconductor Corporation+ ........       2,706,313    2,679,813    5,386,126
           0        55,100       55,100      Philips Electronics ........................               0    3,691,700    3,691,700
           0        65,300       65,300      SCI Systems, Inc. + ........................               0    2,991,556    2,991,556
           0        55,600       55,600      Tech Data Corp. + ..........................               0    2,244,850    2,244,850
           0        52,600       52,600      Teradyne, Inc. + ...........................               0    1,725,938    1,725,938
           0        26,800       26,800      Texas Instruments, Inc. ....................               0    1,319,900    1,319,900
                                                                                             --------------------------------------
                                                                                                2,706,313   20,461,457   23,167,770
                                                                                             --------------------------------------
                                             Entertainment - 0.5%
           0        65,700       65,700      Gtech Holdings Corp. + .....................               0    2,114,719    2,114,719
                                                                                             --------------------------------------

                                             Environmental Services - 1.9%
           0        79,400       79,400      Calenergy Co., Inc. + ......................               0    2,640,050    2,640,050
           0        90,800       90,800      Tyco International Ltd .....................               0    3,563,900    3,563,900
           0        62,500       62,500      USA Waste Services, Inc. + .................               0    2,066,406    2,066,406
                                                                                             --------------------------------------
                                                                                                        0    8,270,356    8,270,356
                                                                                             --------------------------------------

                                             Financial Services - 5.6%
      45,400             0       45,400      GreenPoint Financial Corporation ...........       3,024,775            0    3,024,775
           0       101,500      101,500      Green Tree Financial Corp. .................               0    3,108,438    3,108,438
           0        63,400       63,400      Morgan Stanley Dean Witter, Discover & Co. .               0    3,443,413    3,443,413
     102,375             0      102,375      Paine Webber Group, Inc. ...................       3,442,359            0    3,442,359
      20,200             0       20,200      SLM Holding Corporation ....................       2,608,325            0    2,608,325
      66,350       101,349      167,699      Travelers Group Inc. .......................       3,350,675    5,118,125    8,468,800
                                                                                             --------------------------------------
                                                                                               12,426,134   11,669,976   24,096,110
                                                                                             --------------------------------------

                                             Food Retailers - 1.7%
      53,194        67,000      120,194      Safeway Inc.+ ..............................       3,231,535    4,070,250    7,301,785
                                                                                             --------------------------------------

                                             Food Producers - 3.7%
           0       139,200      139,200      ConAgra, Inc ...............................               0    5,002,500    5,002,500
           0        76,600       76,600      Dean Foods Co. .............................               0    4,069,375    4,069,375
           0       112,800      112,800      Interstate Bakeries Corp. ..................               0    3,898,650    3,898,650
           0        56,400       56,400      Sara Lee Corp. .............................               0    2,982,150    2,982,150
                                                                                             --------------------------------------
                                                                                                        0   15,952,675   15,952,675
                                                                                             --------------------------------------

                                             Healthcare - 2.3%
           0       131,600      131,600      HEALTHSOUTH Corp. + ........................               0    3,454,500    3,454,500
           0       121,800      121,800      MedPartners, Inc. + ........................               0    3,014,550    3,014,550
           0       114,440      114,440      Tenet Healthcare Corp. + ...................               0    3,626,318    3,626,318
                                                                                             --------------------------------------
                                                                                                        0   10,095,368   10,095,368
                                                                                             --------------------------------------

                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations Disciplined Equity Fund/Emerald Equity Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                             DESCRIPTION                                              VALUE
====================================================================================================================================
  Nations         Emerald     Pro Forma                                                         Nations       Emerald     Pro Forma
Disciplined       Equity       Combined                                                       Disciplined      Equity      Combined
Equity Fund        Fund       Portfolios                                                      Equity Fund       Fund      Portfolios
====================================================================================================================================
                                             COMMON STOCKS - (continued)
                                             Hotels & Resorts - 0.9%
           0        55,600       55,600      HFS, Inc + .................................              $0   $3,815,550   $3,815,550
                                                                                             --------------------------------------

                                             Housewares - 0.5%
      88,000             0       88,000      Premark International, Inc. ................       2,299,000            0    2,299,000
                                                                                             --------------------------------------

                                             Insurance - 4.8%
           0        40,600       40,600      Allstate Corp ..............................               0    3,486,525    3,486,525
      15,700             0       15,700      CIGNA Corporation ..........................       2,625,825            0    2,625,825
           0        69,500       69,500      Conseco, Inc ...............................               0    3,236,094    3,236,094
      75,000             0       75,000      Equitable Companies, Inc. ..................       3,576,562            0    3,576,562
      51,300             0       51,300      MGIC Investment Corporation.................       2,997,844            0    2,997,844
           0       116,100      116,100      SunAmerica, Inc ............................               0    4,702,050    4,702,050
                                                                                             --------------------------------------
                                                                                                9,200,231   11,424,669   20,624,900
                                                                                             --------------------------------------
                                             Machinery and Equipment - 3.0%
      50,700        49,800      100,500      Caterpillar Inc. ...........................       2,430,431    2,387,288    4,817,719
      36,600             0       36,600      Cummins Engine Inc. ........................       2,356,125            0    2,356,125
      69,700             0       69,700      Ingersoll-Rand Company .....................       2,848,988            0    2,848,988
      63,000             0       63,000      Parker-Hannifin Corporation ................       2,803,500            0    2,803,500
                                                                                             --------------------------------------
                                                                                               10,439,044    2,387,288   12,826,332
                                                                                             --------------------------------------
                                             Medical Products and Supplies - 2.0%
           0        53,400       53,400      Baxter International, Inc. .................               0    2,703,375    2,703,375
           0        51,500       51,500      Boston Scientific Corp. + ..................               0    2,327,156    2,327,156
      58,800             0       58,800      Guidant Corporation ........................       3,777,900            0    3,777,900
                                                                                             --------------------------------------
                                                                                                3,777,900    5,030,531    8,808,431
                                                                                             --------------------------------------
                                             Metals and Mining - 1.2%
           0        29,000       29,000      Minnesota Mining & Manufacturing Co. .......               0    2,825,688    2,825,688
      32,200             0       32,200      Phelps Dodge Corporation ...................       2,133,250            0    2,133,250
                                                                                             --------------------------------------
                                                                                                2,133,250    2,825,688    4,958,938
                                                                                             --------------------------------------
                                             Office Equipment - 0.7%
           0       159,300      159,300      U.S. Office Products Co. + .................               0    3,166,088    3,166,088
                                                                                             --------------------------------------

                                             Oil - Domestic - 2.6%
      41,300             0       41,300      Pennzoil Company ...........................       2,751,613            0    2,751,613
      88,900       154,300      243,200      USX-Marathon Group (New) ...................       3,044,825    5,284,775    8,329,600
                                                                                             --------------------------------------
                                                                                                5,796,438    5,284,775   11,081,213
                                                                                             --------------------------------------
                                             Oil - International - 2.4%
      34,100        55,358       89,458      British Petroleum Company Plc, ADR+. .......       2,830,300    4,594,714    7,425,014
      49,000             0       49,000      Texaco Inc. ................................       2,768,500            0    2,768,500
                                                                                             --------------------------------------
                                                                                                5,598,800    4,594,714   10,193,514
                                                                                             --------------------------------------
                                             Oil Refining and Marketing - 0.5%
      65,800             0       65,800      Valero Energy Corporation ..................       2,064,475            0    2,064,475
                                                                                             --------------------------------------

                                             Oil Services - 0.6%
      65,700             0       65,700      Baker Hughes Inc. ..........................       2,751,188            0    2,751,188
                                                                                             --------------------------------------

                                             Paper & Related Products - 1.1%
      68,100             0       68,100      Fort James Corporation .....................       2,664,412            0    2,664,412
           0        46,500       46,500      International Paper Co. ....................               0    2,205,844    2,205,844
                                                                                             --------------------------------------
                                                                                                2,664,412    2,205,844    4,870,256
                                                                                             --------------------------------------
                                             Printing and Publishing - 0.9%
           0        65,900       65,900      New York Times Co., Class A ................               0    3,912,813    3,912,813
                                                                                             --------------------------------------

                                             Recreation - 1.5%
           0        61,400       61,400      Callaway Golf Co ...........................               0    1,957,125    1,957,125
           0       111,600      111,600      Mattel, Inc. ...............................               0    4,470,975    4,470,975
                                                                                             --------------------------------------
                                                                                                        0    6,428,100    6,428,100
                                                                                             --------------------------------------
                                             Retail - Discount - 2.8%
           0        89,550       89,550      Consolidated Stores Corp. + ................               0    4,354,369    4,354,369
           0       150,500      150,500      Staples, Inc. + ............................               0    4,242,219    4,242,219
      97,900             0       97,900      TJX Companies Inc. .........................       3,377,550            0    3,377,550
                                                                                             --------------------------------------
                                                                                                3,377,550    8,596,588   11,974,138
                                                                                             --------------------------------------

                  See Notes to Pro Forma Financial Statements.

NATIONS FUNDS
Nations Disciplined Equity Fund/Emerald Equity Fund
Pro Forma Combining Schedule of Investments (continued)
November 30, 1997 (unaudited)

                  SHARES                             DESCRIPTION                                              VALUE
====================================================================================================================================
  Nations         Emerald     Pro Forma                                                         Nations       Emerald     Pro Forma
Disciplined       Equity       Combined                                                       Disciplined      Equity      Combined
Equity Fund        Fund       Portfolios                                                      Equity Fund       Fund      Portfolios
====================================================================================================================================
                                             COMMON STOCKS - (continued)
                                             Retail - 5.0%
           0        86,800       86,800      CompUSA, Inc. + ............................              $0   $3,173,625   $3,173,625
      76,400             0       76,400      Costco Companies, Inc.+ ....................       3,385,475            0    3,385,475
      48,600             0       48,600      Dayton Hudson Corporation ..................       3,228,862            0    3,228,862
           0       168,900      168,900      Dial Corporation ...........................               0    3,272,438    3,272,438
           0       142,200      142,200      General Nutrition Companies (GNC) + ........               0    4,852,575    4,852,575
           0        61,200       61,200      Home Depot, Inc. ...........................               0    3,423,375    3,423,375
                                                                                             --------------------------------------
                                                                                                6,614,337   14,722,013   21,336,350
                                                                                             --------------------------------------
                                             Steel - 1.1%
      80,700        71,200      151,900      USX-U.S. Steel Group .......................       2,526,919    2,229,450    4,756,369
                                                                                             --------------------------------------

                                             Telecommunications - 4.0%
           0        60,600       60,600      ADC Telecommunications, Inc. + .............               0    2,253,563    2,253,563
           0        74,100       74,100      Bay Networks Inc + .........................               0    2,227,631    2,227,631
           0       142,500      142,500      LCI International Inc. + ...................               0    3,927,656    3,927,656
      33,200        16,600       49,800      Lucent Technologies ........................       2,660,150    1,330,075    3,990,225
           0       150,400      150,400      WorldCom, Inc. + ...........................               0    4,812,799    4,812,799
                                                                                             --------------------------------------
                                                                                                2,660,150   14,551,724   17,211,874
                                                                                             --------------------------------------
                                             Transportation - Airlines - 1.7%
           0        33,600       33,600      AMR Corporation + ..........................               0    4,071,900    4,071,900
      36,900             0       36,900      UAL Corporation+ ...........................       3,136,500            0    3,136,500
                                                                                             --------------------------------------
                                                                                                3,136,500    4,071,900    7,208,400
                                                                                             --------------------------------------

                                             Trucking and Shipping - 0.7%
      44,500             0       44,500      Federal Express Corporation+ ...............       2,984,281            0    2,984,281
                                                                                             --------------------------------------

                                             Utilities - Natural Gas - 2.2%
      38,800        52,700       91,500      Columbia Gas Systems Inc.+ .................       2,822,700    3,833,925    6,656,625
      65,300             0       65,300      NICOR Inc. .................................       2,628,325            0    2,628,325
                                                                                             --------------------------------------
                                                                                                5,451,025    3,833,925    9,284,950
                                                                                             --------------------------------------
                                             Utilities - Telephone - 0.5%
      78,200             0       78,200      Cincinnati Bell Inc. .......................       2,306,900            0    2,306,900
                                                                                             --------------------------------------

                                             TOTAL COMMON STOCKS ........................     145,077,860  270,697,572  415,775,432
                                                                                             ======================================


CASH SWEEP ACCOUNT - 0.4%
           0     1,774,342    1,774,342      Bank of New York ...........................               0    1,774,342    1,774,342
                                                                                             ======================================


UNIT INVESTMENT TRUSTS - 2.3%
           0        85,300       85,300      S&P 400 Mid-Cap Depository Receipts,
                                             Series I ...................................               0    5,380,564    5,380,564
           0        47,500       47,500      S&P 500 Depository Receipts, Series I ......               0    4,546,641    4,546,641
                                                                                             --------------------------------------
                                             TOTAL UNIT INVESTMENT TRUSTS ...............               0    9,927,205    9,927,205
                                                                                             ======================================


TOTAL INVESTMENTS (Cost $103,585,079, $211,541,142 and $315,126,221)...........    99.4%      145,077,860  282,399,119  427,476,979
OTHER ASSETS AND LIABILITIES (Net).............................................     0.6         2,577,764       20,797    2,598,561
                                                                                  -----      ------------  -----------  -----------
NET ASSETS.....................................................................   100.0%     $147,655,624  282,419,916  430,075,540
                                                                                  =====      ============  ===========  ===========

-------
+Non-income producing security

ABBREVIATION

ADR     American Depositary Receipt

                         NATIONS DISCIPLINED EQUITY FUND
                               EMERALD EQUITY FUND
      Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                         Nations Disciplined   Emerald Equity      Adjustments to        Pro Forma
                                             Equity Fund            Fund            Pro Forma        Combined (Note 1)
                                             -----------            ----            ---------        -----------------
ASSETS:
Investments at Value (cost $103,585,079,
    $211,541,142 and $315,126,221)             $145,077,860     $282,399,119                --           $427,476,979
Cash                                                 44,778              --                 --                 44,778
Income Receivable                                   283,192         273,369                 --                556,561
Receivable for Fund Shares Sold                     511,854           6,058                 --                517,912
Receivable for Investments Sold                   4,433,888              --                 --              4,433,888
Prepaid and Other Assets                              5,471           6,906                 --                 12,377
                                                      -----           -----                  -                 ------
Total Assets                                    150,357,043     282,685,452                  0            433,042,495
                                                ===========     ===========                 ==            ===========

LIABILITIES:
Income Distribution Payable                              --          15,474                 --                 15,474
Capital Gain Payable                              2,504,186              --                 --              2,504,186
Payable for fund shares redeemed                         --          33,979                 --                 33,979
Accrued Expenses and other payables                 197,233         216,083                 --                413,316
                                                    -------         -------                  -                -------
Total Liabilities                                 2,701,419         265,536                  0              2,966,955
                                                  ---------         -------                 --              ---------

Net Assets Applicable to Shares Outstanding    $147,655,624     $282,419,916                $0           $430,075,540
                                               ============     ============                ==           ============

Net Assets by Class:
             Primary A/Institutional            $99,127,639     $233,977,362                --           $333,105,001
                                                ===========     ============                 =           ============
             Primary B                             $317,545             n/a                 --               $317,545
                                                   ========             ===                 ==               ========
             Investor A/Retail                  $18,895,922     $48,442,554                 --            $67,338,476
                                                ===========     ===========                 ==            ===========
             Investor B                            $914,223             n/a                 --               $914,223
                                                   ========             ===                 ==               ========
             Investor C                         $28,400,295             n/a                 --            $28,400,295
                                                ===========             ===                 ==            ===========

Shares Outstanding by Class:
             Primary A/Institutional              5,116,031      12,894,783           (819,084)(a)         17,191,730
                                                  =========      ==========           ========             ==========
             Primary B                               16,428             n/a                 --                 16,428
                                                     ======             ===                 ==                 ======
             Investor A/Retail                      978,068       2,692,460           (185,035)(a)          3,485,493
                                                    =======       =========           ========              =========
             Investor B                              47,565             n/a                 --                 47,565
                                                     ======             ===                 ==                 ======
             Investor C                           1,501,467             n/a                 --              1,501,467
                                                  =========             ===                 ==              =========

             Primary A Shares:
             Net Asset Value per Share               $19.38          $18.15                                    $19.38
                                                     ======          ======                                    ======

             Primary B Shares:
             Net Asset Value per Share               $19.33             n/a                                    $19.33
                                                     ======             ===                                    ======

             Investor A Shares:
             Net Asset Value per Share               $19.32          $17.99                                    $19.32
                                                     ======          ======                                    ======

             Investor B Shares:
             Net Asset Value per Share               $19.22             n/a                                    $19.22
                                                     ======             ===                                    ======

             Investor C Shares:
             Net Asset Value per Share               $18.92             n/a                                    $18.92
                                                     ======             ===                                    ======

(a) Reflects the difference in net asset value between the acquiring fund shares and the acquired fund shares.

                   See Notes to Pro Forma Financial Statements

                        NATIONS DISCIPLINED EQUITY FUND
                              EMERALD EQUITY FUND
                  Pro Forma Statement of Operations (unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                           Nations Disciplined     Emerald Equity      Adjustments to   Pro Forma
                                           Equity Fund             Fund                Pro Forma        Combined (Note 1)
                                           -----------             ----                ---------        -----------------
INVESTMENT INCOME:
Dividends                                        $2,149,467         $2,505,394               --             4,654,861
Interest                                            120,978             11,984               --               132,962
                                                -----------        -----------                           ------------
             Total Investment Income              2,270,445          2,517,378               --             4,787,823
                                                -----------        -----------                           ------------

EXPENSES:
Investment Advisory                               1,197,809          1,598,533          399,896 (a)         3,196,238
Administration                                      159,617            206,476           60,072 (a)           426,165
Transfer Agent                                       90,233             53,239               --               143,472
Custodian (d)                                        30,090             31,442          (10,000)(b)            51,532
Legal and Audit Fees                                 23,653             18,667               --                42,320
Trustees' Fees                                        4,470             13,868          (10,000)(b)             8,338
Amortization of organization costs                    2,999                 --               --                 2,999
Other expenses                                      102,676            115,847               --               218,523
                                                -----------        -----------                           ------------
             Subtotal                             1,611,547          2,038,072          439,968             4,089,587

Shareholder servicing and distribution fees
             Primary B                                5,668                 --               --                 5,668
             Investor A/Retail                       23,832            207,422         (103,711)(a)           127,543
             Investor C                             232,677                 --              N/A               232,677
             Investor B                               4,450                 --              N/A                 4,450
Fees waived and/or reimbursed by
    investment advisor                                    0               (129)             129 (a)                 0
                                                -----------        -----------                           ------------
Total Expenses                                    1,878,174          2,245,365          336,386             4,459,925
                                                -----------        -----------                           ------------

NET INVESTMENT INCOME                               392,271            272,013         (336,386)              327,898
                                                -----------        -----------                           ------------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities               32,183,199         53,127,398               --            85,310,597
Change in unrealized appreciation/
    (depreciation) on securities                 34,052,149          2,983,542               --            37,035,691
                                                -----------        -----------                           ------------
Net Realized and Unrealized gain/(loss)
    on investments                               66,235,348         56,110,940               --           122,346,288
                                                -----------        -----------                           ------------

Net Increase/(Decrease) in net assets
    resulting from operations                   $66,627,619        $56,382,953        ($336,386)         $122,674,186
                                                ===========        ===========        ==========         ============

Legend:

(a) Reflects adjustment to the acquiring fund contractual fee obligation.

(b) Adjustment reflects expected savings when the two funds become one.

(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.

(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

                         Nations Disciplined Equity Fund
                               Emerald Equity Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)


1. Basis of Combination

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers thirty-five separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Equity Fund in exchange for shares of Nations Disciplined Equity Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Equity Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                         Nations Disciplined Equity Fund
                               Emerald Equity Fund


          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Disciplined Equity Fund's investment advisory fee was computed based on the annual rate of 0.75% of its average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shareholder administration plan ("Administration Plan") for the Primary B Shares of the Nations Disciplined Equity Fund. Under the Administration Plan, aggregate payments may not exceed 0.50%, on an annualized basis, of the average daily net assets of the Fund's Primary B Shares.

The Trust has also adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Disciplined Equity Fund. Under the Investor A Plan, aggregate payments may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations Disciplined Equity Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.75% and 0.75%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

The Trust has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares

                         Nations Disciplined Equity Fund
                               Emerald Equity Fund


          Notes to Pro Forma Combining Financial Statements (unaudited)

("Investor C Servicing Plan") of the Nations Disciplined Equity Fund. Under the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Disciplined Equity Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Securities reported on the NASDAQ National Market System are valued at the last sale price on the valuation date. Restricted securities, if any, securities for which market quotations are not readily available and other assets are valued at fair market value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald Equity Fund uses similar rules for determining portfolio valuation.

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Disciplined Equity Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 22,242,683 consists of 14,583,124 shares assumed issued in the reorganization plus 7,659,559 shares of Nations Disciplined Equity Fund at November 30, 1997.

Nations Florida Municipal Bond Fund/Emerald Florida Tax-Exempt Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT           SECURITY DESCRIPTIONS
==================================================================================================================
 Nations     Emerald
 Florida     Florida      Pro Forma
Municipal   Tax-Exempt    Combining
Bond Fund     Fund        Portfolios
==================================================================================================================
MUNICIPAL BONDS AND NOTES - 93.5%
                                       FLORIDA - 79.4%
                                       Alachua County, Florida, Health Facilities Authority, Revenue Refunding:
$1,000,000   $        0   $1,000,000     (Santa Fe Healthcare Facilities Project), ETM,
                                         6.000% 11/15/09. ........................................................
 1,000,000            0    1,000,000     (Shands Teaching Hospitals and Clinics Inc. Project), Series A,
                                          (MBIA Insured),
                                         5.000% 12/01/04 .........................................................
 1,000,000            0    1,000,000   Alachua County, Florida, Public Improvement Revenue Refunding,
                                         (FSA Insured),
                                          5.000% 08/01/14 ........................................................
         0    2,550,000    2,550,000   Brevard County, Florida, Health Care Facility Authority Revenue,
                                         (Holmes Regional), (MBIA Insured)
                                          5.630% 10/01/14 ........................................................
 1,000,000            0    1,000,000   Canaveral, Florida, Port Authority Revenue Refunding, Port Improvement,
                                         Series B, (FGIC Insured),
                                         5.700% 06/01/13. ........................................................
         0    2,250,000    2,250,000   Charlotte County, Florida, Utility Revenue, (FGIC Insured),
                                         5.630% 10/01/16. ........................................................
 1,000,000            0    1,000,000   Citrus County, Florida, PCR Refunding, Crystal River, (Florida Power
                                         Corporation), Series B,
                                         6.350% 02/01/22 .........................................................
                                       Collier County, Florida, Health Facilities Authority Revenue,
                                         (The Moorings, Inc. Project):
         0      700,000      700,000     6.250% 12/01/07 .........................................................
         0      700,000      700,000     6.380% 12/01/08 .........................................................
         0    5,175,000    5,175,000     7.000% 12/01/19. ........................................................
         0    2,500,000    2,500,000   Dade County, Florida, Aviation Revenue, (AMT),
                                         (MBIA Insured),
                                         5.750% 10/01/12 .........................................................
 1,000,000            0    1,000,000   Dade County, Florida, Health Facilities Authority, Hospital Revenue
                                         Refunding, (Baptist Hospital, Miami Project), Series A, (MBIA Insured),
                                         5.250% 05/15/21 .........................................................
 1,000,000            0    1,000,000   Dade County, Florida, School District Revenue Refunding, GO, Series A,
                                         (MBIA Insured),
                                         6.125% 06/01/14 .........................................................
 1,500,000            0    1,500,000   Dade County, Florida, Water and Sewer System Revenue Refunding,
                                         (FGIC Insured),
                                         5.000% 10/01/13 .........................................................
                                       Escambia County, Florida, PCR, (Champion International Corporation
                                         Project), AMT:
 1,000,000            0    1,000,000     6.900% 08/01/22. ........................................................
 1,000,000            0    1,000,000     6.400% 09/01/30. ........................................................
         0    3,000,000    3,000,000   Florida Housing Finance Agency, (MBIA Insured)
                                         5.750% 07/01/14 .........................................................
                                       Florida State Board of Education, GO, Capital Outlay, Public Education:
                                         Series A,
         0    2,500,000    2,500,000     5.250% 06/01/16 .........................................................
         0    3,000,000    3,000,000     5.000% 06/01/18 .........................................................
                                         Refunding, Series A,
 1,000,000            0    1,000,000     5.000% 06/01/08 .........................................................
                                         Refunding Series D,
 1,000,000            0    1,000,000     5.125% 06/01/18 .........................................................
 1,000,000            0    1,000,000     Unrefunded Balance, Series A,
                                         7.250% 06/01/23 .........................................................
 1,000,000            0    1,000,000   Florida State Department of Transportation, Fuel Sales Tax Revenue,
                                         (Right-of-Way Bridge), GO,
                                         5.375% 07/01/26 .........................................................
                                       Florida State Housing Finance Agency, Refunding:
                                         Multi-family Housing:
 1,000,000            0    1,000,000     (Altamonte Project), Series C,
                                         7.000% 12/01/24. ........................................................
   845,000            0      845,000     Single-family Mortgage, Series B, AMT, (GNMA/FNMA Collateral),
                                         6.550% 07/01/17 .........................................................
   500,000            0      500,000     (The Vinyards Project), Series H,
                                         6.500% 11/01/25. ........................................................
                                       Florida State Jacksonville Transportation Authority, GO, Refunding:
 1,000,000            0    1,000,000     6.000% 07/01/05 .........................................................
 1,000,000            0    1,000,000     5.000% 07/01/19. ........................................................
                                       Florida State Municipal Power Agency Revenue:
                                         (Stanton II Project),
                                         Pre-refunded, (AMBAC Insured),
 1,000,000            0    1,000,000     6.500% 10/01/20 .........................................................
                                         (St. Lucie Project),
                                         Refunding, (FGIC Insured),
         0    1,500,000    1,500,000     5.250% 10/01/21 .........................................................
         0    3,000,000    3,000,000   Gainsville, Florida, Utility System Revenue, Series B,
                                         6.500% 10/01/11. ........................................................

SECURITY DESCRIPTIONS                                                                          VALUE
=================================================================================================================
                                                                             Nations     Emerald
                                                                             Florida     Florida      Pro Forma
                                                                            Municipal    Tax-Exempt   Combining
                                                                            Bond Fund      Fund       Portfolios
=================================================================================================================
FLORIDA - 79.4%
Alachua County, Florida, Health Facilities Authority, Revenue Refunding:
  (Santa Fe Healthcare Facilities Project), ETM,
  6.000% 11/15/09 ........................................................  $1,079,280   $        0   $1,079,280
  (Shands Teaching Hospitals and Clinics Inc. Project), Series A,
   (MBIA Insured),
  5.000% 12/01/04 ........................................................   1,036,450            0    1,036,450
Alachua County, Florida, Public Improvement Revenue Refunding,
  (FSA Insured),
   5.000% 08/01/14 .......................................................     992,110            0      992,110
Brevard County, Florida, Health Care Facility Authority Revenue,
  (Holmes Regional), (MBIA Insured)
   5.630% 10/01/14 .......................................................           0    2,656,412    2,656,412
Canaveral, Florida, Port Authority Revenue Refunding, Port Improvement,
  Series B, (FGIC Insured),
  5.700% 06/01/13 ........................................................   1,044,200                 1,044,200
Charlotte County, Florida, Utility Revenue, (FGIC Insured),
  5.630% 10/01/16 ........................................................           0    2,339,663    2,339,663
Citrus County, Florida, PCR Refunding, Crystal River, (Florida Power
  Corporation), Series B,
  6.350% 02/01/22 ........................................................   1,067,990            0    1,067,990
Collier County, Florida, Health Facilities Authority Revenue,
  (The Moorings, Inc. Project):
  6.250% 12/01/07 ........................................................           0      758,282      758,282
  6.380% 12/01/08 ........................................................           0      760,361      760,361
  7.000% 12/01/19 ........................................................           0    5,673,456    5,673,456
Dade County, Florida, Aviation Revenue, (AMT),
  (MBIA Insured),
  5.750% 10/01/12 ........................................................           0    2,633,850    2,633,850
Dade County, Florida, Health Facilities Authority, Hospital Revenue
  Refunding, (Baptist Hospital, Miami Project), Series A, (MBIA Insured),
  5.250% 05/15/21 ........................................................     977,550            0      977,550
Dade County, Florida, School District Revenue Refunding, GO, Series A,
  (MBIA Insured),
  6.125% 06/01/14 ........................................................   1,073,160            0    1,073,160
Dade County, Florida, Water and Sewer System Revenue Refunding,
  (FGIC Insured),
  5.000% 10/01/13 ........................................................   1,490,175            0    1,490,175
Escambia County, Florida, PCR, (Champion International Corporation
  Project), AMT:
  6.900% 08/01/22 ........................................................   1,110,740            0    1,110,740
  6.400% 09/01/30 ........................................................   1,084,090            0    1,084,090
Florida Housing Finance Agency, (MBIA Insured)
  5.750% 07/01/14 ........................................................           0    3,084,210    3,084,210
Florida State Board of Education, GO, Capital Outlay, Public Education:
  Series A,
  5.250% 06/01/16 ........................................................           0    2,516,725    2,516,725
  5.000% 06/01/18 ........................................................           0    2,921,160    2,921,160
  Refunding, Series A,
  5.000% 06/01/08 ........................................................   1,031,350            0    1,031,350
 Refunding Series D,
  5.125% 06/01/18 ........................................................     980,720            0      980,720
  Unrefunded Balance, Series A,
  7.250% 06/01/23 ........................................................   1,083,670            0    1,083,670
Florida State Department of Transportation, Fuel Sales Tax Revenue,
  (Right-of-Way Bridge), GO,
  5.375% 07/01/26 ........................................................   1,001,800            0    1,001,800
Florida State Housing Finance Agency, Refunding:
  Multi-family Housing:
  (Altamonte Project), Series C,
  7.000% 12/01/24 ........................................................   1,101,060            0    1,101,060
  Single-family Mortgage, Series B, AMT, (GNMA/FNMA Collateral),
  6.550% 07/01/17 ........................................................     893,790            0      893,790
  (The Vinyards Project), Series H,
  6.500% 11/01/25 ........................................................     519,220            0      519,220
Florida State Jacksonville Transportation Authority, GO, Refunding:
  6.000% 07/01/05 ........................................................   1,098,880            0    1,098,880
  5.000% 07/01/19 ........................................................     970,400            0      970,400
Florida State Municipal Power Agency Revenue:
  (Stanton II Project),
  Pre-refunded, (AMBAC Insured),
  6.500% 10/01/20 ........................................................   1,113,770            0    1,113,770
  (St. Lucie Project),
  Refunding, (FGIC Insured),
  5.250% 10/01/21 ........................................................           0    1,475,850    1,475,850
Gainsville, Florida, Utility System Revenue, Series B,
  6.500% 10/01/11 ........................................................           0    3,481,410    3,481,410

                  See Notes to Pro Forma Financial Statements.

Nations Florida Municipal Bond Fund/Emerald Florida Tax-Exempt Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT           SECURITY DESCRIPTIONS
==================================================================================================================
 Nations     Emerald
 Florida     Florida      Pro Forma
Municipal   Tax-Exempt    Combining
Bond Fund     Fund        Portfolios
==================================================================================================================
MUNICIPAL BONDS AND NOTES - (continued)
                                       FLORIDA - (continued)
$        0   $2,000,000   $2,000,000   Hillsborough County, Florida, Aviation Authority Revenue,
                                         (Refunding-Tampa International Airport), Series B,
                                         5.130% 10/01/17. ........................................................
 1,000,000            0    1,000,000   Hillsborough County, Florida, Industrial Development Authority, PCR,
                                         (Tampa Electric Company Project),
                                         8.000% 05/01/22. ........................................................
 1,000,000            0    1,000,000   Hillsborough County, Florida, Utility Refunding Revenue, (MBIA Insured),
                                         5.500% 08/01/12. ........................................................
         0    2,000,000    2,000,000   Jacksonville, Florida, Electric Authority Revenue,
                                         (Water & Sewer System), Series A,
                                         5.400% 10/01/15. ........................................................
                                       Jacksonville, Florida, Health Facilities Authority, Hospital Revenue:
 1,500,000            0    1,500,000     (Daughters Of Charity), Series A,
                                         5.000% 11/15/15. ........................................................
                                         Series B,
 1,000,000            0    1,000,000     5.250% 08/15/27. ........................................................
   750,000            0      750,000   Jacksonville, Florida, PCR Refunding, (Anheuser-Busch
                                         Companies Project),
                                         5.700% 08/01/31 .........................................................
                                       Jacksonville, Florida, Sales Tax Revenue,
                                         (River City Renaissance Project):
         0    5,000,000    5,000,000     5.650% 10/01/14 .........................................................
         0    5,000,000    5,000,000     5.380% 10/01/18 .........................................................
         0    2,430,000    2,430,000   Leon County, Florida, Capital Improvement Revenue,
                                         (AMBAC Insured),
                                         5.250% 10/01/17 .........................................................
                                       Martin County, Florida, Industrial Development Authority Revenue,
                                         (Indiantown Cogeneration Project) (AMT):
                                         Series A,
 1,000,000    2,500,000    3,500,000     7.875% 12/15/25 .........................................................
                                         Series B,
         0    2,500,000    2,500,000     8.050% 12/15/25 .........................................................
         0    2,620,000    2,620,000   Miami Beach, Florida, Water and Sewer Revenue, (FSA Insured),
                                         5.380% 09/01/15. ........................................................
                                       North Broward, Florida, Hospital Revenue, (MBIA Insured):
 1,000,000            0    1,000,000     6.250% 01/01/06. ........................................................
         0    2,000,000    2,000,000     5.250% 01/15/17. ........................................................
         0    5,000,000    5,000,000   Okaloosa County, Florida, Gas Distribution Tax Revenue,
                                         (MBIA Insured),
                                          6.880% 10/01/19 ........................................................
                                       Orange County, Florida, Health Facilities Authority Revenue Refunding,
                                         (Orlando Regional Medical Center Hospital), (MBIA Insured):
                                         Series A,
         0    4,520,000    4,520,000     6.250% 10/01/16. ........................................................
                                         Series B,
 1,000,000            0    1,000,000     5.000% 10/01/10. ........................................................
         0    3,000,000    3,000,000   Orlando, Florida, Utility Commission Water and Electric Revenue,
                                         (Refunding), Series D,
                                         6.750% 10/01/17. ........................................................
 1,000,000            0    1,000,000   Orange County, Florida, Sales Tax Revenue, Series B,
                                         5.375% 01/01/24. ........................................................
 1,000,000            0    1,000,000   Orange County, Florida, Tourist Development Tax Revenue, Series B,
                                         (MBIA Insured),
                                         6.000% 10/01/14 .........................................................
 1,000,000            0    1,000,000   Osceola County, Florida, Health Facilities Authority Revenue Refunding,
                                         Lutheran Good Samaritan Society, (AMBAC Insured),
                                         6.000% 05/01/10. ........................................................
 1,500,000            0    1,500,000   Palm Beach County, Florida, Health Facilities Authority Revenue,
                                         (Good Samaritans Health System),
                                         6.200% 10/01/11. ........................................................
   665,000            0      665,000   Palm Beach County, Florida, Housing Finance Authority, Single-family
                                         Mortgage Purchase Revenue, Series A, (GNMA/FNMA Collateral),
                                         6.500% 10/01/21 .........................................................
         0    6,000,000    6,000,000   Palm Beach County, Florida, Solid Waste Authority Revenue,
                                         (AMBAC Insured),
                                         6.000% 10/01/10 .........................................................
         0    2,000,000    2,000,000   Pensacola, Florida, Airport Revenue, (AMT), (MBIA Insured),
                                         5.630% 10/01/14 .........................................................
 1,000,000            0    1,000,000   Polk County, Florida, Industrial Development Authority, Solid Waste
                                         Disposal Facilities Revenue, (Tampa Electric Company Project),
                                         5.850% 12/01/30 .........................................................
   950,000            0      950,000   Putnam County, Florida, Development Authority, PCR, (Seminole
                                         Electric Cooperative, Inc. Project), Series H4,
                                         3.700% 03/15/14+ ........................................................


SECURITY DESCRIPTIONS                                                                          VALUE
=================================================================================================================
                                                                             Nations     Emerald
                                                                             Florida     Florida      Pro Forma
                                                                            Municipal    Tax-Exempt   Combining
                                                                            Bond Fund      Fund       Portfolios
=================================================================================================================
FLORIDA - (continued)
Hillsborough County, Florida, Aviation Authority Revenue,
  (Refunding-Tampa International Airport), Series B,
  5.130% 10/01/17 ......................................................   $        0   $1,974,360   $1,974,360
Hillsborough County, Florida, Industrial Development Authority, PCR,
  (Tampa Electric Company Project),
  8.000% 05/01/22 ......................................................    1,158,330            0    1,158,330
Hillsborough County, Florida, Utility Refunding Revenue, (MBIA Insured),
  5.500% 08/01/12 ......................................................    1,028,000            0    1,028,000
Jacksonville, Florida, Electric Authority Revenue,
  (Water & Sewer System), Series A,
  5.400% 10/01/15 ......................................................            0    2,028,620    2,028,620
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue:
  (Daughters Of Charity), Series A,
  5.000% 11/15/15 ......................................................    1,449,930            0    1,449,930
  Series B,
  5.250% 08/15/27 ......................................................      980,740            0      980,740
Jacksonville, Florida, PCR Refunding, (Anheuser-Busch
  Companies Project),
  5.700% 08/01/31 ......................................................      770,460            0      770,460
Jacksonville, Florida, Sales Tax Revenue,
  (River City Renaissance Project):
  5.650% 10/01/14 ......................................................            0    5,211,450    5,211,450
  5.380% 10/01/18 ......................................................            0    5,001,350    5,001,350
Leon County, Florida, Capital Improvement Revenue,
  (AMBAC Insured),
  5.250% 10/01/17 ......................................................            0    2,444,750    2,444,750
Martin County, Florida, Industrial Development Authority Revenue,
  (Indiantown Cogeneration Project) (AMT):
  Series A,
  7.875% 12/15/25 ......................................................    1,162,110    2,910,100    4,072,210
  Series B,
  8.050% 12/15/25 ......................................................            0    2,934,425    2,934,425
Miami Beach, Florida, Water and Sewer Revenue, (FSA Insured),
  5.380% 09/01/15 ......................................................            0    2,670,592    2,670,592
North Broward, Florida, Hospital Revenue, (MBIA Insured):
  6.250% 01/01/06 ......................................................    1,089,600            0    1,089,600
  5.250% 01/15/17 ......................................................            0    1,992,700    1,992,700
Okaloosa County, Florida, Gas Distribution Tax Revenue,
  (MBIA Insured),
   6.880% 10/01/19 .....................................................            0    5,802,999    5,802,999
Orange County, Florida, Health Facilities Authority Revenue Refunding,
  (Orlando Regional Medical Center Hospital), (MBIA Insured):
  Series A,
  6.250% 10/01/16 ......................................................            0    5,143,037    5,143,037
  Series B,
  5.000% 10/01/10 ......................................................    1,004,440            0    1,004,440
Orlando, Florida, Utility Commission Water and Electric Revenue,
  (Refunding), Series D,
  6.750% 10/01/17 ......................................................            0    3,612,990    3,612,990
Orange County, Florida, Sales Tax Revenue, Series B,
  5.375% 01/01/24 ......................................................      989,570            0      989,570
Orange County, Florida, Tourist Development Tax Revenue, Series B,
  (MBIA Insured),
  6.000% 10/01/14 ......................................................    1,068,470            0    1,068,470
Osceola County, Florida, Health Facilities Authority Revenue Refunding,
  Lutheran Good Samaritan Society, (AMBAC Insured),
  6.000% 05/01/10 ......................................................    1,073,070            0    1,073,070
Palm Beach County, Florida, Health Facilities Authority Revenue,
  (Good Samaritans Health System),
  6.200% 10/01/11 ......................................................    1,590,510            0    1,590,510
Palm Beach County, Florida, Housing Finance Authority, Single-family
  Mortgage Purchase Revenue, Series A, (GNMA/FNMA Collateral),
  6.500% 10/01/21 ......................................................      706,130            0      706,130
Palm Beach County, Florida, Solid Waste Authority Revenue,
  (AMBAC Insured),
  6.000% 10/01/10 ......................................................            0    6,689,879    6,689,879
Pensacola, Florida, Airport Revenue, (AMT), (MBIA Insured),
  5.630% 10/01/14 ......................................................            0    2,068,940    2,068,940
Polk County, Florida, Industrial Development Authority, Solid Waste
  Disposal Facilities Revenue, (Tampa Electric Company Project),
  5.850% 12/01/30 ......................................................    1,031,190            0    1,031,190
Putnam County, Florida, Development Authority, PCR, (Seminole
  Electric Cooperative, Inc. Project), Series H4,
  3.700% 03/15/14+ .....................................................      949,839            0      949,839

                  See Notes to Pro Forma Financial Statements.

Nations Florida Municipal Bond Fund/Emerald Florida Tax-Exempt Fund Pro Forma Combining Schedule of Investments
November 30, 1997 (unaudited)

            PRINCIPAL AMOUNT           SECURITY DESCRIPTIONS
==================================================================================================================
 Nations     Emerald
 Florida     Florida      Pro Forma
Municipal   Tax-Exempt    Combining
Bond Fund     Fund        Portfolios
==================================================================================================================
MUNICIPAL BONDS AND NOTES - (continued)
                                       FLORIDA - (continued)
$2,000,000   $        0   $2,000,000   South Broward, Florida, Hospital District Revenue Refunding,
                                         (FSA Insured),
                                         5.500% 05/01/28..........................................................
         0    4,000,000    4,000,000   South Miami, Florida, Health Facilities Revenue, (MBIA Insured),
                                         5.380% 10/01/16..........................................................
         0    2,500,000    2,500,000   Sunrise Lakes, Florida, Phase 4 Recreation District Revenue,
                                         (Series A),
                                        6.750% 08/01/24..........................................................
                                       Tampa, Florida, Sports Authority Revenue, (MBIA Insured),
                                         (Stadium Project):
 1,000,000            0    1,000,000     5.125% 01/01/12..........................................................
         0    2,000,000    2,000,000     5.250% 01/01/17..........................................................
                                         (Tampa Bay Arena),
         0    2,500,000    2,500,000     5.750% 10/01/15..........................................................
                                       Venice, Florida, Health Facilities Revenue Refunding, (Venice Hospital
                                         Inc. Project):
   900,000            0      900,000     5.600% 12/01/05..........................................................
 1,000,000            0    1,000,000     5.700% 12/01/06..........................................................
 1,000,000            0    1,000,000   Volusia County, Florida, Educational Facilities Authority Revenue, Series A
                                         6.125% 10/15/26 .........................................................



                                       GUAM - 7.5%
                                       Guam Airport Authority Revenue:
                                         Series A,
         0    3,820,000    3,820,000     6.380% 10/01/10 .........................................................
                                         Series B,
         0    2,435,000    2,435,000     6.400% 10/01/05 .........................................................
         0    2,500,000    2,500,000   Guam Government, GO, Series A,
                                         5.750% 09/01/04 .........................................................
         0    3,000,000    3,000,000   Guam Power Authority Revenue, Series A,
                                         6.750% 10/01/24 .........................................................



                                       PUERTO RICO - 6.6%
         0    4,190,000    4,190,000   Puerto Rico, Commonwealth, (MBIA Insured),
                                         6.500% 07/01/15 .........................................................
         0    2,000,000    2,000,000   Puerto Rico, Commonwealth Infrastructure Finance Authority,
                                         Series A, (AMBAC Insured),
                                         5.000% 07/01/16 .........................................................
         0    1,000,000    1,000,000   Puerto Rico, Electric Power Authority Revenue,
                                         Series AA, (MBIA Insured),
                                         5.250% 07/01/17 .........................................................
         0    1,000,000    1,000,000   Puerto Rico, Industrial Tourist EDL Medical and Environmental
                                         Control Facility Financing Authority,
                                         (Auxilio Mutuo Hospital), Series A, (MBIA Insured),
                                         6.250% 07/01/16 .........................................................
   995,000            0      995,000   Puerto Rico, Housing, Bank and Finance Agency, Single-family Mortgage
                                         Revenue, (Affordable Housing Mortgage-Portfolio I), AMT, (GNMA/
                                         FNMA/FHLMC Collateral),
                                         6.250% 04/01/29 .........................................................
 1,000,000            0    1,000,000   Puerto Rico Municipal Finance Agency, Series B,
                                         5.000% 07/01/99..........................................................


                                       TOTAL MUNICIPAL BONDS AND NOTES


U.S. GOVERNMENT AGENCY OBLIGATION - 1.8%
         0    3,000,000    3,000,000   Federal Home Loan Bank,
                                       6.810% 09/04/02.


             Shares
------------------------------------
MONEY MARKET FUNDS - 5.7%
 2,417,000            0    2,417,000   AIM Tax-Exempt Fund .......................................................
         0    5,044,322    5,044,322   Dreyfus Municipal Cash Management Plus Fund ...............................
   292,000            0      292,000   Nuveen Tax-Exempt Fund ....................................................
         0            1            1   Provident Institutional Municipal Fund ....................................
         0    1,813,692    1,813,692   Valiant Tax-Free Money Market Fund ........................................

                                       TOTAL MONEY MARKET FUNDS


SECURITY DESCRIPTIONS                                                                          VALUE
=================================================================================================================
                                                                             Nations     Emerald
                                                                             Florida     Florida      Pro Forma
                                                                            Municipal    Tax-Exempt   Combining
                                                                            Bond Fund      Fund       Portfolios
=================================================================================================================
MUNICIPAL BONDS AND NOTES - (continued)
FLORIDA - (continued)
South Broward, Florida, Hospital District Revenue Refunding,
   (FSA Insured),
  5.500% 05/01/28  ......................................................  $  2,003,520  $          0  $  2,003,520
South Miami, Florida, Health Facilities Revenue, (MBIA Insured),
  5.380% 10/01/16  ......................................................             0     4,034,680     4,034,680
Sunrise Lakes, Florida, Phase 4 Recreation District Revenue,
   (Series A),
  6.750% 08/01/24  ......................................................             0     2,766,075     2,766,075
Tampa, Florida, Sports Authority Revenue, (MBIA Insured),
   (Stadium Project):
  5.125% 01/01/12  ......................................................     1,008,800             0     1,008,800
  5.250% 01/01/17  ......................................................             0     2,011,600     2,011,600
   (Tampa Bay Arena),
  5.750% 10/01/15  ......................................................             0     2,714,800     2,714,800
Venice, Florida, Health Facilities Revenue Refunding, (Venice Hospital
  Inc. Project):
  5.600% 12/01/05  ......................................................       970,533             0       970,533
  5.700% 12/01/06  ......................................................     1,083,820             0     1,083,820
Volusia County, Florida, Educational Facilities Authority Revenue,
  Series A, 6.125% 10/15/26 .............................................     1,048,090             0     1,048,090
                                                                           ------------  ------------  ------------
                                                                             42,917,557    90,314,726   133,232,283
                                                                           ------------  ------------  ------------
GUAM - 7.5%
Guam Airport Authority Revenue:
  Series A,
  6.380% 10/01/10 .......................................................             0     4,095,919     4,095,919
  Series B,
  6.400% 10/01/05 .......................................................             0     2,615,190     2,615,190
Guam Government, GO, Series A,
  5.750% 09/01/04 .......................................................             0     2,528,450     2,528,450
Guam Power Authority Revenue, Series A,
  6.750% 10/01/24 .......................................................             0     3,268,710     3,268,710
                                                                           ------------  ------------  ------------
                                                                                      0    12,508,269    12,508,269
                                                                           ------------  ------------  ------------
PUERTO RICO - 6.6%
Puerto Rico, Commonwealth, (MBIA Insured),
  6.500% 07/01/15 .......................................................             0     4,916,756     4,916,756
Puerto Rico, Commonwealth Infrastructure Finance Authority,
   Series A, (AMBAC Insured),
  5.000% 07/01/16 .......................................................             0     1,976,060     1,976,060
Puerto Rico, Electric Power Authority Revenue,
   Series AA, (MBIA Insured),
  5.250% 07/01/17 .......................................................             0     1,005,990     1,005,990
Puerto Rico, Industrial Tourist EDL Medical and Environmental
  Control Facility Financing Authority,
 (Auxilio Mutuo Hospital), Series A, (MBIA Insured),
  6.250% 07/01/16 .......................................................             0     1,085,400     1,085,400
Puerto Rico, Housing, Bank and Finance Agency, Single-family Mortgage
  Revenue, (Affordable Housing Mortgage-Portfolio I), AMT, (GNMA/
  FNMA/FHLMC Collateral),
  6.250% 04/01/29 .......................................................     1,037,049             0     1,037,049
Puerto Rico Municipal Finance Agency, Series B,
  5.000% 07/01/99  ......................................................     1,015,700             0     1,015,700
                                                                           ------------  ------------  ------------
                                                                              2,052,749     8,984,206    11,036,955
                                                                           ------------  ------------  ------------

TOTAL MUNICIPAL BONDS AND NOTES .........................................    44,970,306    11,807,201   156,777,507
                                                                           ============  ============  ============



Federal Home Loan Bank,
 6.810% 09/04/02  .......................................................             0     3,000,000     3,000,000
                                                                           ============  ============  ============





AIM Tax-Exempt Fund .....................................................     2,417,000             0     2,417,000
Dreyfus Municipal Cash Management Plus Fund .............................             0     5,044,322     5,044,322
Nuveen Tax-Exempt Fund ..................................................       292,000             0       292,000
Provident Institutional Municipal Fund ..................................             0             1             1
Valiant Tax-Free Money Market Fund ......................................             0     1,813,692     1,813,692
                                                                           ------------  ------------  ------------
TOTAL MONEY MARKET FUNDS ................................................     2,709,000     6,858,015     9,567,015
                                                                           ============  ============  ============

TOTAL INVESTMENTS (Cost $45,089,755, $113,566,211 and $158,655,966)....   101.0      47,679,306     121,665,216    169,344,522
OTHER ASSETS AND LIABILITIES (Net) ....................................    (1.0)        533,862     (2,201,191)     (1,667,329)
                                                                          -----   -------------   -------------  -------------
NET ASSETS.............................................................   100.0%   $ 48,213,168   $ 119,464,025  $ 167,677,193
                                                                          =====   =============   =============  =============

----------
+ Variable rate note. The interest rate shown reflects the rate in effect at November 30, 1997.


                  See Notes to Pro Forma Financial Statements.

ABBREVIATIONS:
AMBAC                            American Municipal Bond Assurance Corporation
AMT                              Alternative Minimum Tax
ETM                              Escrow to Maturity
FGIC                             Federal Guaranty Insurance Corporation
FHLMC                            Federal Home Loan Mortgage Corporation
FNMA                             Federal National Mortgage Association
FSA                              Financial Security Assurance
GNMA                             Government National Mortgage Association
GO                               General Obligation
MBIA                             Municipal Bond Investors Assurance
PCR                              Pollution Control Revenue

                       NATIONS FLORIDA MUNICIPAL BOND FUND
                         EMERALD FLORIDA TAX-EXEMPT FUND
       Pro Forma Combining Statement of Assets and Liabilities (unaudited)
                                November 30, 1997

                                                       Nations Florida      Emerald Florida      Adjustments to       Pro Forma
                                                     Municipal Bond Fund    Tax-Exempt Fund      Pro Forma        Combined (Note 1)
                                                     -------------------    ---------------      ---------        -----------------
ASSETS:
Investments at Value (cost $45,089,755,$113,566,211
    and $158,655,966)                                  $47,679,306              $121,665,216            --             $169,344,522
Cash                                                           926                        --            --                      926
Income Receivable                                          776,669                 1,735,947            --                2,512,616
Receivable for Fund Shares Sold                             10,000                   679,862            --                  689,862
Prepaid and Other Assets                                     1,082                    66,720            --                   67,802
                                                             -----                    ------            --                   ------
Total Assets                                            48,467,983               124,147,745            --              172,615,728
                                                        ----------               -----------            --              -----------

LIABILITIES:
Income Distribution Payable                                     --                   454,200            --                  454,200
Payable for Investments Purchased                          174,610                 3,897,900            --                4,072,510
Payable for fund shares redeemed                                --                   183,107            --                  183,107
Accrued Expenses and other payables                         80,205                   148,513            --                  228,718
                                                            ------                   -------            --                  -------
Total Liabilities                                          254,815                 4,683,720            --                4,938,535
                                                           -------                 ---------            --                ---------

Net Assets Applicable to Shares Outstanding            $48,213,168              $119,464,025            $0             $167,677,193
                                                       ===========              ============            ==             ============

Net Assets by Class:
             Primary A/Institutional                   $28,780,232               $39,064,802            --              $67,845,034
                                                       ===========               ===========            ==              ===========
             Primary B                                         n/a                       n/a            --                      n/a
                                                               ===                       ===            ==                      ===
             Investor A/Retail                          $1,956,226               $80,399,223            --              $82,355,449
                                                        ==========               ===========            ==              ===========
             Investor B                                     $2,690                       n/a            --                   $2,690
                                                        ==========               ===========            ==              ===========
             Investor C                                $17,474,020                       n/a            --              $17,474,020
                                                       ===========               ===========            ==              ===========

Shares Outstanding by Class:
             Primary A/Institutional                     2,909,136                 3,467,292       481,440(a)             6,857,868
                                                         =========                 =========       =======                =========

             Primary B                                         n/a                       n/a            --                      n/a
                                                               ===                       ===            ==                      ===

             Investor A/Retail                             197,738                 7,143,927       982,936(a)             8,324,601
                                                           =======                 =========       =======                =========
             Investor B                                        272                       n/a            --                      272
                                                               ===                       ===            ==                      ===
             Investor C                                  1,766,309                       n/a            --                1,766,309
                                                         =========                       ===            ==                =========

             Primary A Shares:
             Net Asset Value per Share                       $9.89                    $11.27                                  $9.89
                                                             =====                    ======                                  =====

             Primary B Shares:
             Net Asset Value per Share                         n/a                       n/a                                    n/a
                                                               ===                       ===                                    ===

             Investor A Shares:
             Net Asset Value per Share                       $9.89                    $11.25                                  $9.89
                                                             =====                    ======                                  =====

             Investor B Shares:
             Net Asset Value per Share                       $9.89                       n/a                                  $9.89
                                                             =====                       ===                                  =====

             Investor C Shares:
             Net Asset Value per Share                       $9.89                       n/a                                  $9.89
                                                             =====                       ===                                  =====

(a) Reflects the difference in net asset value between the acquiring fund shares and the acquired fund shares.

                   See Notes to Pro Forma Financial Statements

                      NATIONS FLORIDA MUNICIPAL BOND FUND
                        EMERALD FLORIDA TAX-EXEMPT FUND
                  Pro Forma Statement of Operations (Unaudited)
              For the Twelve Month Period Ending November 30, 1997

                                                     Nations Florida      Emerald Florida     Adjustments to       Pro Forma
                                                     Municipal Bond Fund  Tax-Exempt Fund     Pro Forma            Combined (Note 1)
                                                     -------------------  ---------------     ---------            -----------------
INVESTMENT INCOME:
Interest and Dividends                                        $2,309,576          $6,539,826              --            $8,849,402
                                                              ----------          ----------                            ----------
             Total Investment Income                           2,309,576           6,539,826              --             8,849,402
                                                              ----------          ----------                            ----------

EXPENSES:
Investment Advisory                                              250,711             464,431         232,444  (a)          947,586
Administration                                                    41,785              89,984          26,162  (a)          157,931
Transfer Agent                                                    32,825              26,371               -                59,196
Custodian (e)                                                      4,798              15,938          (9,000) (b)           11,736
Legal and Audit Fees                                              15,042               9,283          (2,000) (b)           22,325
Trustees' Fees                                                       848               6,735          (5,735) (b)            1,848
Amortization of organization costs                                   208                  24             (24) (c)              208
Other expenses                                                    26,319              87,565         (44,000) (b)           69,884
                                                              ----------          ----------        --------            ----------
             Subtotal                                            372,536             700,331         197,847             1,270,714

Shareholder servicing and distribution fees
             Investor A                                            3,905             399,848        (239,909) (a)          163,844
             Investor B                                          137,649                  --             N/A               137,649
             Investor C                                              252                  --             N/A                   252
Fees waived and/or reimbursed by
    investment advisor and administrator                        (122,517)           (150,286)        (50,325) (d)         (323,128)
                                                              ----------          ----------        --------            ----------

Total Expenses                                                   391,825             949,893         (92,387)            1,249,331
                                                              ----------          ----------        --------            ----------

NET INVESTMENT INCOME                                          1,917,751           5,589,933          92,387             7,600,071
                                                              ----------          ----------        --------            ----------

Net Realized and Unrealized Gain/(Loss)
    on Investments:
Realized Gain/(Loss) on securities                            (2,787,695)            922,783              --            (1,864,912)
Change in unrealized appreciation/
    (depreciation) on securities                                 870,699             981,574              --             1,852,273
                                                              ----------          ----------                            ----------
Net Realized and Unrealized gain/(loss)
    on investments                                            (1,916,996)          1,904,357              --               (12,639)
                                                              ----------          ----------                            ----------

Net Increase in net assets
    resulting from operations                                 $      755          $7,494,290        $ 92,387            $7,587,432
                                                              ==========          ==========        ========            ==========

Legend:

(a) Reflects adjustment to the acquiring fund contractual fee obligation.

(b) Adjustment reflects expected savings when the two funds become one.

(c) Organization expense of the acquired fund is not an expense of the combined fund.

(d) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.

(e) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

                       Nations Florida Municipal Bond Fund
                         Emerald Florida Tax-Exempt Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of November 30, 1997 the Trust offers thirty-five separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of November 30, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of December 1, 1996. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at November 30, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Emerald Florida Tax-Exempt Fund in exchange for shares of Nations Florida Municipal Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Emerald Florida Tax-Exempt Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                       Nations Florida Municipal Bond Fund
                         Emerald Florida Tax-Exempt Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

For the twelve month period ended November 30, 1997, the Nations Florida Municipal Bond Fund's investment advisory fee was computed based on the annual rate of 0.60% of average daily net assets. The administration fee was computed based on the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. and Nations Fund Portfolios, Inc. (two other registered open-end investment companies which are part of the Nations Fund family) on a combined basis.

The Trust has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Nations Florida Municipal Bond Fund. Under the Investor A Plan, aggregate payments may not exceed 0.20%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor B Shares ("Investor B Distribution Plan") and Investor C Shares ("Investor C Distribution Plan") of the Nations Florida Municipal Bond Fund. Under the Investor B Distribution Plan and Investor C Distribution Plan, aggregate payments may not exceed 0.53% and 0.37%, on an annualized basis, of the average daily net assets of the Investor B Shares and Investor C Shares respectively, of the Fund.

The Trust has also adopted a shareholder servicing plan with respect to Investor B Shares ("Investor B Servicing Plan") and Investor C Shares ("Investor C Servicing Plan") of the Nations Florida Municipal Bond Fund. Under

                       Nations Florida Municipal Bond Fund
                         Emerald Florida Tax-Exempt Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

the Investor B Servicing Plan and Investor C Servicing Plan, aggregate payments may not exceed 0.25% on an annualized basis of the average daily net assets of the Investor B Shares and Investor C Shares of the Fund.

2. Portfolio Valuation

Securities of Nations Florida Municipal Bond Fund are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment adviser under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Emerald Florida Tax-Exempt Fund uses similar rules for determining portfolio valuation.

                       Nations Florida Municipal Bond Fund
                         Emerald Florida Tax-Exempt Fund

          Notes to Pro Forma Combining Financial Statements (unaudited)

3. Capital Shares

The pro forma net asset value per share assumes the issuance of additional shares of Nations Florida Municipal Bond Fund which would have been issued at November 30, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding of 16,949,050 consists of 12,075,595 shares assumed issued in the reorganization plus 4,873,455 shares of Nations Florida Municipal Bond Fund at November 30, 1997.

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                  April 7, 1998


                                                      Writers Direct Dial Number
                                                      (202) 887-8773
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

         Re:      Nations Fund Trust
                  Registration Statement on Form N-14
                  SEC File No. 333-46715
                  ----------------------

Dear Sir or Madam:

         On behalf of Nations Fund Trust (the "Trust") and pursuant to Rule 497(b) under the Securities Act of 1933, as amended, we are transmitting herewith for filing the Trust's definitive Proxy/Prospectus and Statement of Additional Information, each dated March 25, 1998.

        If you have any questions, please contact the undersigned at the number indicated above.


                                             Very truly yours,

                                             /s/ Steven G. Cravath

                                             Steven G. Cravath


Enclosures
cc:      Robert H. Gordon
         Richard H. Blank, Jr.
         Edward D. Bedard
         Kelly J. Simeonides
         Richard S. Szafran
         Robert B. Carroll
         Robert M. Kurucza
         Marco E. Adelfio